UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number          811-22019
                                       -------------------


                  First Trust Exchange-Traded AlphaDEX(TM) Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
--------------------------------------------------------------------------------
    (Address of principal executive offices)                     (Zip code)


                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     630-241-4141
                                                     -------------------

Date of fiscal year end:        July 31
                          -------------------

Date of reporting period:    April 30, 2008
                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Portfolios of Investments are attached herewith.



FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ---------------------------------------------------    --------------

           COMMON STOCKS--100.1%
           CHEMICALS--0.2%
      86   International Flavors & Fragrances, Inc.               $       3,922
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--7.8%
   1,407   Allied Waste Industries, Inc. (b)                             17,391
     283   Brink's (The) Co.                                             20,587
     319   ChoicePoint, Inc. (b)                                         15,424
     400   Cintas Corp.                                                  11,844
     294   Copart, Inc. (b)                                              12,016
     414   Corrections Corp. of America (b)                              10,557
     270   Manpower, Inc.                                                18,124
     130   Republic Services, Inc.                                        4,133
     295   Robert Half International, Inc.                                6,992
     227   Waste Management, Inc.                                         8,195
                                                                  -------------
                                                                        125,263
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--1.2%
     750   Service Corp. International                                    8,333
     246   Weight Watchers International, Inc.                           11,281
                                                                  -------------
                                                                         19,614
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES--1.2%
   1,208   Liberty Media Holdings Capital, Series A (b)                  18,567
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
     210   Dolby Laboratories, Inc., Class A (b)                          8,431
     232   Tech Data Corp. (b)                                            7,798
                                                                  -------------
                                                                         16,229
                                                                  -------------
           FOOD & STAPLES RETAILING--2.9%
     107   BJ's Wholesale Club, Inc. (b)                                  4,079
     293   Costco Wholesale Corp.                                        20,876
     361   Wal-Mart Stores, Inc.                                         20,931
                                                                  -------------
                                                                         45,886
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--11.7%
     550   Burger King Holdings, Inc.                                    15,345
     376   Carnival Corp.                                                15,104
     523   Cheesecake Factory (The), Inc. (b)                            11,835
     334   Choice Hotels International, Inc.                             11,520
     350   Darden Restaurants, Inc.                                      12,453
      95   International Game Technology                                  3,300
      92   International Speedway Corp., Class A                          3,903
     111   Marriott International, Inc., Class A                          3,807
     205   McDonald's Corp.                                              12,214
     454   Panera Bread Co., Class A (b)                                 23,727
     578   Royal Caribbean Cruises Ltd.                                  18,438
      73   Starwood Hotels & Resorts Worldwide, Inc.                      3,811
     335   Tim Hortons, Inc.                                             11,507
     919   Wyndham Worldwide Corp.                                       19,740
      38   Wynn Resorts Ltd.                                              4,003


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ---------------------------------------------------    --------------

           COMMON STOCKS (CONTINUED)
           HOTELS, RESTAURANTS & LEISURE (CONTINUED)
     409   Yum! Brands, Inc.                                      $      16,638
                                                                  -------------
                                                                        187,345
                                                                  -------------
           HOUSEHOLD DURABLES--5.6%
     230   Black & Decker (The) Corp.                                    15,095
     350   Jarden Corp. (b)                                               7,462
     249   Leggett & Platt, Inc.                                          4,133
     265   Mohawk Industries, Inc. (b)                                   20,190
     332   Newell Rubbermaid, Inc.                                        6,816
     150   Snap-on, Inc.                                                  8,897
     240   Stanley Works (The)                                           11,578
     219   Whirlpool Corp.                                               15,939
                                                                  -------------
                                                                         90,110
                                                                  -------------
           HOUSEHOLD PRODUCTS--0.5%
     118   Kimberly-Clark Corp.                                           7,551
                                                                  -------------
           INTERNET & CATALOG RETAIL--1.3%
     107   Amazon.com, Inc. (b)                                           8,414
     174   Expedia, Inc. (b)                                              4,395
     471   Liberty Media Corp.-Interactive, Class A (b)                   7,126
                                                                  -------------
                                                                         19,935
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--1.2%
     127   eBay, Inc. (b)                                                 3,974
     114   VeriSign, Inc. (b)                                             4,110
     394   Yahoo!, Inc. (b)                                              10,799
                                                                  -------------
                                                                         18,883
                                                                  -------------
           IT SERVICES--3.7%
     432   Accenture Ltd., Class A                                       16,222
   1,262   Convergys Corp. (b)                                           19,838
     478   Hewitt Associates, Inc., Class A (b)                          19,598
     144   Iron Mountain, Inc. (b)                                        3,956
                                                                  -------------
                                                                         59,614
                                                                  -------------
           LEISURE EQUIPMENT & PRODUCTS--2.7%
     430   Eastman Kodak Co.                                              7,693
     681   Hasbro, Inc.                                                  24,216
     573   Mattel, Inc.                                                  10,744
                                                                  -------------
                                                                         42,653
                                                                  -------------
           MEDIA--19.0%
     517   CBS Corp., Class B                                            11,927
      45   Central European Media Enterprises Ltd.,
              Class A (b)                                                 4,771
     260   Clear Channel Communications, Inc.                             7,839
     411   CTC Media, Inc. (b)                                           10,633
     767   DIRECTV Group (The), Inc. (b)                                 18,898
     442   DreamWorks Animation SKG, Inc., Class A (b)                   12,358


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ---------------------------------------------------    --------------

           COMMON STOCKS (CONTINUED)
           MEDIA (CONTINUED)
     654   Gannett Co., Inc.                                      $      18,716
     475   Getty Images, Inc. (b)                                        15,509
   1,112   Harte-Hanks, Inc.                                             15,190
     184   Hearst-Argyle Television, Inc.                                 3,812
   4,178   Idearc, Inc.                                                  13,787
     452   Interpublic Group of Cos., Inc. (b)                            4,091
     383   John Wiley & Sons, Inc., Class A                              17,637
     335   Liberty Global, Inc., Class A (b)                             11,856
     403   New York Times (The) Co., Class A                              7,859
     203   News Corp., Class A                                            3,634
     258   Omnicom Group, Inc.                                           12,317
   3,005   R.H. Donnelley Corp. (b)                                      14,394
     591   Regal Entertainment Group, Class A                            11,205
   2,659   Sirius Satellite Radio, Inc. (b)                               6,834
     609   Time Warner Cable, Inc., Class A (b)                          20,136
   1,356   Time Warner, Inc.                                             17,052
     288   Viacom, Inc., Class B (b)                                     11,071
   1,081   Virgin Media, Inc.                                            13,945
     242   Walt Disney (The) Co.                                          7,848
      11   Washington Post (The) Co., Class B                             7,212
     327   XM Satellite Radio Holdings, Inc.,
              Class A (b)                                                 3,646
                                                                  -------------
                                                                        304,177
                                                                  -------------
           MULTILINE RETAIL--5.5%
     341   Big Lots, Inc. (b)                                             9,217
   1,105   Dillard's, Inc., Class A                                      22,542
     276   Dollar Tree, Inc. (b)                                          8,722
     195   Family Dollar Stores, Inc.                                     4,173
     824   Macy's, Inc.                                                  20,839
     305   Saks, Inc. (b)                                                 3,968
     112   Sears Holdings Corp. (b)                                      11,044
     150   Target Corp.                                                   7,970
                                                                  -------------
                                                                         88,475
                                                                  -------------
           PERSONAL PRODUCTS--3.2%
     693   Alberto-Culver Co.                                            17,442
     385   Avon Products, Inc.                                           15,023
     162   Bare Escentuals, Inc. (b)                                      3,695
     332   Estee Lauder (The) Cos., Inc., Class A                        15,143
                                                                  -------------
                                                                         51,303
                                                                  -------------
           ROAD & RAIL--2.0%
   1,432   Avis Budget Group, Inc. (b)                                   19,017
     946   Hertz Global Holdings, Inc. (b)                               12,166
                                                                  -------------
                                                                         31,183
                                                                  -------------
           SOFTWARE--1.2%
     696   Activision, Inc. (b)                                          18,827
                                                                  -------------
           SPECIALTY RETAIL--21.2%
     156   Abercrombie & Fitch Co., Class A                              11,592


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ---------------------------------------------------    --------------

           COMMON STOCKS (CONTINUED)
           SPECIALTY RETAIL (CONTINUED)
     223   Advance Auto Parts, Inc.                               $       7,734
     786   AnnTaylor Stores Corp. (b)                                    19,885
   1,016   AutoNation, Inc. (b)                                          16,266
      67   AutoZone, Inc. (b)                                             8,090
     496   Barnes & Noble, Inc.                                          16,011
     258   Bed Bath & Beyond, Inc. (b)                                    8,385
     275   Best Buy Co., Inc.                                            11,831
     783   CarMax, Inc. (b)                                              16,247
     568   Dick's Sporting Goods, Inc. (b)                               16,245
   1,292   Foot Locker, Inc.                                             16,344
     294   GameStop Corp., Class A (b)                                   16,182
     193   Gap (The), Inc.                                                3,594
     376   Guess?, Inc.                                                  14,393
     408   Home Depot (The), Inc.                                        11,750
     222   Limited Brands, Inc.                                           4,111
     166   Lowe's Cos., Inc.                                              4,182
     993   OfficeMax, Inc.                                               18,142
     133   O'Reilly Automotive, Inc. (b)                                  3,840
     391   Penske Automotive Group, Inc.                                  8,184
   1,170   RadioShack Corp.                                              16,263
     634   Ross Stores, Inc.                                             21,232
     516   Staples, Inc.                                                 11,197
      91   Tiffany & Co.                                                  3,962
     575   TJX (The) Cos., Inc.                                          18,527
     385   Tractor Supply Co. (b)                                        13,691
     606   Urban Outfitters, Inc. (b)                                    20,755
                                                                  -------------
                                                                        338,635
                                                                  -------------
           TEXTILES, APPAREL & LUXURY GOODS--4.4%
     521   Hanesbrands, Inc. (b)                                         18,245
     850   Jones Apparel Group, Inc.                                     13,456
     280   NIKE, Inc., Class B                                           18,705
     201   Phillips-Van Heusen Corp.                                      8,484
      65   Polo Ralph Lauren Corp.                                        4,037
      98   VF Corp.                                                       7,289
                                                                  -------------
                                                                         70,216
                                                                  -------------
           TRADING COMPANIES & DISTRIBUTORS--2.6%
     414   Fastenal Co.                                                  20,207
     270   MSC Industrial Direct Co., Inc., Class A                      13,165
     208   WESCO International, Inc. (b)                                  7,740
                                                                  -------------
                                                                         41,112
                                                                  -------------

           TOTAL COMMON STOCKS--100.1%
           (Cost $1,771,487)                                          1,599,500
                                                                  -------------

           MONEY MARKET FUNDS--4.2%
  25,000   Federated Treasury Obligation--1.56% (c)                      25,000
  41,912   J.P. Morgan Institutional Treasury Money
              Market Fund--1.47% (c)                                     41,912
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


           DESCRIPTION                                            VALUE
           ---------------------------------------------------    --------------

           TOTAL MONEY MARKET FUNDS
           (Cost $66,912)                                         $      66,912
                                                                  -------------

           TOTAL INVESTMENTS--104.3%
           (Cost $1,838,399) (d)                                      1,666,412
           NET OTHER ASSETS AND LIABILITIES--(4.3%)                     (68,597)
                                                                  -------------

           NET ASSETS--100.0%                                     $   1,597,815
                                                                  =============




(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at April 30, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $79,174 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $251,161.




                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ---------------------------------------------------    --------------

           COMMON STOCKS--100.0%
           BEVERAGES--23.7%
     393   Brown-Forman Corp., Class B                            $      26,732
   2,493   Coca-Cola (The) Co.                                          146,762
   2,150   Coca-Cola Enterprises, Inc.                                   48,375
   5,152   Constellation Brands, Inc., Class A (b)                       94,591
     990   Molson Coors Brewing Co., Class B                             54,292
   2,685   Pepsi Bottling Group (The), Inc.                              90,511
   3,566   PepsiAmericas, Inc.                                           91,646
   1,441   PepsiCo, Inc.                                                 98,752
                                                                  -------------
                                                                        651,661
                                                                  -------------
           FOOD & STAPLES RETAILING--20.0%
   4,096   Kroger (The) Co.                                             111,616
  17,695   Rite Aid Corp. (b)                                            47,777
   3,545   Safeway, Inc.                                                112,022
   5,061   SUPERVALU, Inc.                                              167,518
     896   Sysco Corp.                                                   27,391
   2,390   Walgreen Co.                                                  83,292
                                                                  -------------
                                                                        549,616
                                                                  -------------
           FOOD PRODUCTS--31.7%
     766   Campbell Soup Co.                                             26,657
   1,086   ConAgra Foods, Inc.                                           25,586
   5,459   Del Monte Foods Co.                                           49,240
   1,738   General Mills, Inc.                                          104,975
   2,215   H.J. Heinz Co.                                               104,171
   1,028   J.M. Smucker (The) Co.                                        51,277
   1,732   Kellogg Co.                                                   88,626
   2,463   McCormick & Co., Inc.                                         93,077
   1,010   Smithfield Foods, Inc. (b)                                    28,967
   6,523   Tyson Foods, Inc., Class A                                   116,109
   2,415   Wm. Wrigley Jr. Co.                                          183,927
                                                                  -------------
                                                                        872,612
                                                                  -------------
           HOUSEHOLD PRODUCTS--11.0%
   2,797   Church & Dwight Co., Inc.                                    158,925
   1,335   Colgate-Palmolive Co.                                         94,385
     742   Procter & Gamble (The) Co.                                    49,751
                                                                  -------------
                                                                        303,061
                                                                  -------------
           PERSONAL PRODUCTS--5.1%
   3,194   Herbalife Ltd.                                               139,833
                                                                  -------------
           TOBACCO--8.5%
   6,835   Altria Group, Inc.                                           136,701
     717   Loews Corp. - Carolina Group                                  47,085
     441   Reynolds American, Inc.                                       23,748
     477   UST, Inc.                                                     24,837
                                                                  -------------
                                                                        232,371
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ---------------------------------------------------    --------------

           TOTAL COMMON STOCKS--100.0%
           (Cost $2,823,054)                                      $   2,749,154

           MONEY MARKET FUND--2.4%
  64,722   J.P. Morgan Institutional Treasury Money
              Market Fund--1.47% (c)
           (Cost $64,722)                                                64,722
                                                                  -------------

           TOTAL INVESTMENTS--102.4%
           (Cost $2,887,776) (d)                                      2,813,876
           NET OTHER ASSETS AND LIABILITIES--(2.4%)                     (65,619)
                                                                  -------------

           NET ASSETS--100.0%                                     $   2,748,257
                                                                  =============




(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at April 30, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $91,204 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $165,104.




                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS--100.0%
           ENERGY EQUIPMENT & SERVICES--41.5%
   2,198   BJ Services Co.                                        $      62,137
   1,003   Cameron International Corp. (b)                               49,378
     164   Diamond Offshore Drilling, Inc.                               20,567
   1,334   ENSCO International, Inc.                                     85,016
   1,469   FMC Technologies, Inc. (b)                                    98,717
   1,593   Halliburton Co.                                               73,135
   2,652   Helix Energy Solutions Group, Inc. (b)                        91,627
   1,337   Helmerich & Payne, Inc.                                       71,864
   1,856   Nabors Industries Ltd. (b)                                    69,674
     328   National Oilwell Varco, Inc. (b)                              22,452
     852   Noble Corp.                                                   47,951
     995   Oceaneering International, Inc. (b)                           66,446
   3,989   Patterson-UTI Energy, Inc.                                   111,452
   1,793   Pride International, Inc. (b)                                 76,113
   2,536   Rowan Cos., Inc.                                              98,879
   1,224   SEACOR Holdings, Inc. (b)                                    104,175
     650   Smith International, Inc.                                     49,732
   2,636   Superior Energy Services, Inc. (b)                           116,985
   1,209   TETRA Technologies, Inc. (b)                                  19,658
     142   Transocean, Inc. (b)                                          20,939
   1,844   Unit Corp. (b)                                               117,111
   1,153   Weatherford International Ltd. (b)                            93,013
                                                                  -------------
                                                                      1,567,021
                                                                  -------------
           GAS UTILITIES--1.2%
     709   Equitable Resources, Inc.                                     47,056
                                                                  -------------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.8%
   5,295   Dynegy, Inc., Class A (b)                                     45,643
     491   NRG Energy, Inc. (b)                                          21,579
                                                                  -------------
                                                                         67,222
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--55.5%
   1,326   Anadarko Petroleum Corp.                                      88,259
     346   Apache Corp.                                                  46,599
     440   Arch Coal, Inc.                                               25,238
     822   Cabot Oil & Gas Corp.                                         46,829
   1,358   Chesapeake Energy Corp.                                       70,209
     734   Chevron Corp.                                                 70,574
   1,526   Cimarex Energy Co.                                            95,070
   1,096   ConocoPhillips                                                94,420
     277   CONSOL Energy, Inc.                                           22,426
   2,195   Denbury Resources, Inc. (b)                                   67,079
     601   Devon Energy Corp.                                            68,153
     226   Exxon Mobil Corp.                                             21,034
     391   Forest Oil Corp. (b)                                          23,042
     830   Foundation Coal Holdings, Inc.                                49,783
   3,065   Frontier Oil Corp.                                            76,165
     217   Hess Corp.                                                    23,045
   2,290   Marathon Oil Corp.                                           104,355
   2,289   Massey Energy Co.                                            119,783
     362   Newfield Exploration Co. (b)                                  21,995


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS (CONTINUED)
     574   Noble Energy, Inc.                                     $      49,938
     856   Occidental Petroleum Corp.                                    71,228
     390   Pioneer Natural Resources Co.                                 22,515
   2,859   Quicksilver Resources, Inc. (b)                              118,620
   1,317   Range Resources Corp.                                         87,422
   3,100   Southwestern Energy Co. (b)                                  131,162
   1,085   St. Mary Land & Exploration Co.                               47,436
   2,127   Valero Energy Corp.                                          103,904
   3,062   W&T Offshore, Inc.                                           125,237
   7,754   Western Refining, Inc.                                        77,618
   1,267   Williams (The) Cos., Inc.                                     44,979
   1,351   XTO Energy, Inc.                                              83,573
                                                                  -------------
                                                                      2,097,690
                                                                  -------------

           TOTAL COMMON STOCKS--100.0%
           (Cost $3,609,809)                                          3,778,989

           MONEY MARKET FUND--1.8%
  66,984   J. P. Morgan Institutional Treasury Money
              Market Fund-1.47% (c)
           (Cost $66,984)                                                66,984
                                                                  -------------

           TOTAL INVESTMENTS--101.8%
           (Cost $3,676,793) (d)                                      3,845,973
           NET OTHER ASSETS AND LIABILITIES--(1.8%)                     (67,850)
                                                                  -------------
           NET ASSETS--100.0%                                     $   3,778,123
                                                                  =============




    (a) All percentages shown in the Portfolio of Investments are based on net assets.

    (b)  Non-income producing security.

    (c)  Represents annualized 7-day yield at April 30, 2008.

    (d) Aggregate cost for federal income tax and financial reporting purposes. As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $427,963 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $258,783.




                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS--99.6%
           CAPITAL MARKETS--14.1%
     220   Allied Capital Corp.                                   $       4,422
     609   American Capital Strategies Ltd.                              19,336
      78   Ameriprise Financial, Inc.                                     3,704
     290   Bank of New York Mellon Corp.                                 12,624
   1,984   Bear Stearns (The) Cos., Inc.                                 21,288
     102   BlackRock, Inc.                                               20,583
     214   Charles Schwab (The) Corp.                                     4,622
     413   Federated Investors, Inc., Class B                            13,827
      73   Goldman Sachs Group (The) Inc.                                13,970
     332   Invesco Ltd.                                                   8,516
     450   Investment Technology Group, Inc. (b)                         21,717
     174   Janus Capital Group, Inc.                                      4,882
     250   Jefferies Group, Inc.                                          4,700
     423   Lazard Ltd., Class A                                          16,556
     372   Legg Mason, Inc.                                              22,424
     429   Lehman Brothers Holdings, Inc.                                18,979
   1,223   MF Global Ltd. (b)                                            16,107
     177   Morgan Stanley                                                 8,602
     244   Northern Trust Corp.                                          18,083
     352   Raymond James Financial, Inc.                                 10,127
     163   SEI Investments Co.                                            3,793
     263   State Street Corp.                                            18,973
     162   T. Rowe Price Group, Inc.                                      9,487
     489   TD Ameritrade Holding Corp. (b)                                8,851
                                                                  -------------
                                                                        306,173
                                                                  -------------
           COMMERCIAL BANKS--14.0%
     304   Associated Banc-Corp.                                          8,594
     175   BancorpSouth, Inc.                                             4,205
     163   Bank of Hawaii Corp.                                           8,937
     378   BB&T Corp.                                                    12,962
      78   BOK Financial Corp.                                            4,454
     163   City National Corp.                                            7,909
   1,678   Colonial BancGroup (The), Inc.                                13,659
     461   Comerica, Inc.                                                16,011
      96   Commerce Bancshares, Inc.                                      4,176
      76   Cullen/Frost Bankers, Inc.                                     4,242
     911   East West Bancorp, Inc.                                       12,973
     386   Fifth Third Bancorp                                            8,272
      87   First Citizens BancShares, Inc., Class A                      12,247
     329   Fulton Financial Corp.                                         4,103
     376   Huntington Bancshares, Inc.                                    3,531
     736   KeyCorp                                                       17,760
     100   M&T Bank Corp.                                                 9,323
     522   Marshall & Ilsley Corp.                                       13,040
   1,218   National City Corp.                                            7,673
      61   PNC Financial Services Group, Inc.                             4,230
     818   Regions Financial Corp.                                       17,930
     147   SunTrust Banks, Inc.                                           8,195
   1,096   Synovus Financial Corp.                                       12,977
     676   TCF Financial Corp.                                           11,762
     165   UnionBanCal Corp.                                              8,664
     598   Wachovia Corp.                                                17,432


    See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL BANKS (CONTINUED)
     435   Webster Financial Corp.                                $      11,332
     139   Wells Fargo & Co.                                              4,135
     489   Whitney Holding Corp.                                         11,447
     260   Wilmington Trust Corp.                                         8,549
     266   Zions Bancorporation                                          12,329
                                                                  -------------
                                                                        303,053
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--0.6%
     352   Equifax, Inc.                                                 13,471
                                                                  -------------
           CONSUMER FINANCE--3.7%
      93   American Express Co.                                           4,466
   2,067   AmeriCredit Corp. (b)                                         28,855
     423   Capital One Financial Corp.                                   22,419
     740   Discover Financial Services                                   13,475
      82   Student Loan (The) Corp.                                      10,429
                                                                  -------------
                                                                         79,644
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--0.8%
     778   H&R Block, Inc.                                               17,015
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES--3.4%
     213   Bank of America Corp.                                          7,996
   1,756   CIT Group, Inc.                                               19,123
     189   Citigroup, Inc.                                                4,776
      31   IntercontinentalExchange, Inc. (b)                             4,810
     283   JPMorgan Chase & Co.                                          13,485
     178   Leucadia National Corp.                                        9,117
     418   NASDAQ Stock Market, Inc. (b)                                 15,236
                                                                  -------------
                                                                         74,543
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES--0.2%
     100   CIGNA Corp.                                                    4,271
                                                                  -------------
           INSURANCE--35.5%
     293   ACE Ltd.                                                      17,665
     248   Aflac, Inc.                                                   16,534
      48   Alleghany Corp. (b)                                           16,536
     524   Allied World Assurance Holdings Ltd.                          21,605
     336   Allstate (The) Corp.                                          16,921
     633   American Financial Group, Inc.                                17,357
      93   American International Group, Inc.                             4,297
     151   American National Insurance Co.                               16,879
     100   Aon Corp.                                                      4,539
     303   Arch Capital Group Ltd. (b)                                   21,407
     171   Arthur J. Gallagher & Co.                                      4,201


    See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           INSURANCE (CONTINUED)
     133   Assurant, Inc.                                         $       8,645
     612   Axis Capital Holdings Ltd.                                    20,753
     420   Chubb (The) Corp.                                             22,247
     547   Cincinnati Financial Corp.                                    19,637
     627   CNA Financial Corp.                                           16,810
   1,584   Conseco, Inc. (b)                                             18,454
     568   Endurance Specialty Holdings Ltd.                             21,090
     158   Erie Indemnity Co., Class A                                    8,440
     232   Everest Re Group Ltd.                                         20,961
     220   Fidelity National Financial, Inc., Class A                     3,518
     119   First American Corp.                                           3,903
     535   Genworth Financial, Inc., Class A                             12,337
     393   Hanover Insurance Group, Inc.                                 17,638
     160   Hartford Financial Services Group (The), Inc.                 11,403
     917   HCC Insurance Holdings, Inc.                                  22,632
     233   Lincoln National Corp.                                        12,526
     402   Loews Corp.                                                   16,928
      27   Markel Corp. (b)                                              11,729
     332   Marsh & McLennan Cos., Inc.                                    9,160
     365   Mercury General Corp.                                         18,210
     134   MetLife, Inc.                                                  8,154
     171   Nationwide Financial Services, Class A                         8,571
     939   Old Republic International Corp.                              13,475
     850   OneBeacon Insurance Group Ltd.                                16,711
     272   PartnerRe Ltd.                                                20,123
     646   Philadelphia Consolidated Holding Co. (b)                     23,824
     145   Principal Financial Group, Inc.                                7,781
     754   Progressive (The) Corp.                                       13,715
     299   Protective Life Corp.                                         12,743
     103   Prudential Financial, Inc.                                     7,798
     148   Reinsurance Group of America, Inc.                             7,693
     401   RenaissanceRe Holdings Ltd.                                   20,627
     474   SAFECO Corp.                                                  31,635
     169   StanCorp Financial Group, Inc.                                 8,660
     202   Torchmark Corp.                                               13,077
     244   Transatlantic Holdings, Inc.                                  15,823
     435   Travelers (The) Cos., Inc.                                    21,924
     229   Unitrin, Inc.                                                  8,688
     551   Unum Group                                                    12,789
     751   W.R. Berkley Corp.                                            19,293
      34   White Mountains Insurance Group Ltd.                          16,187
     136   XL Capital Ltd., Class A                                       4,745
                                                                  -------------
                                                                        768,998
                                                                  -------------
           IT SERVICES--5.4%
     286   Automatic Data Processing, Inc.                               12,641
     229   Broadridge Financial Solutions, Inc.                           4,264
     317   Fidelity National Information Services, Inc.                  11,431
     168   Fiserv, Inc. (b)                                               8,492


    See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           IT SERVICES (CONTINUED)
     391   Global Payments, Inc.                                         17,306
      93   MasterCard, Inc., Class A                                     25,869
   1,041   Metavante Technologies, Inc. (b)                              24,536
     118   Paychex, Inc.                                                  4,292
     380   Western Union Co.                                              8,740
                                                                  -------------
                                                                        117,571
                                                                  -------------
           REAL ESTATE INVESTMENT TRUSTS--11.6%
     263   Annaly Capital Management, Inc.                                4,408
     112   Apartment Investment & Management Co., Class A                 4,142
     132   Boston Properties, Inc.                                       13,265
     836   CapitalSource, Inc.                                           11,746
     866   Colonial Properties Trust                                     20,983
     106   Essex Property Trust, Inc.                                    12,614
      52   Federal Realty Investment Trust                                4,272
     358   Health Care REIT, Inc.                                        17,345
     238   Hospitality Properties Trust                                   7,647
     761   Host Hotels & Resorts, Inc.                                   13,089
   1,801   HRPT Properties Trust                                         12,481
     864   iStar Financial, Inc.                                         16,632
      57   Macerich (The) Co.                                             4,168
      99   Plum Creek Timber Co., Inc.                                    4,043
     275   ProLogis                                                      17,218
     235   Public Storage                                                21,315
     186   Rayonier, Inc.                                                 7,818
      87   Simon Property Group, Inc.                                     8,688
     233   Taubman Centers, Inc.                                         13,204
     329   UDR, Inc.                                                      8,317
     464   Ventas, Inc.                                                  22,531
     117   Weingarten Realty Investors                                    4,316
                                                                  -------------
                                                                        250,242
                                                                  -------------
           REAL ESTATE MANAGEMENT & DEVELOPMENT--1.6%
     747   CB Richard Ellis Group, Inc., Class A (b)                     17,271
     209   Jones Lang LaSalle, Inc.                                      16,220
                                                                  -------------
                                                                         33,491
                                                                  -------------
           ROAD & RAIL--0.8%
     265   Ryder System, Inc.                                            18,145
                                                                  -------------
           SOFTWARE--1.3%
     150   Factset Research Systems, Inc.                                 9,005
     751   Fair Isaac Corp.                                              18,602
                                                                  -------------
                                                                         27,607
                                                                  -------------


    See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           THRIFTS & MORTGAGE FINANCE--4.8%
     323   Capitol Federal Financial                              $      12,500
   1,960   Guaranty Financial Group, Inc. (b)                            14,994
   1,177   Hudson City Bancorp, Inc.                                     22,516
   4,196   IndyMac Bancorp, Inc.                                         13,637
     700   People's United Financial, Inc.                               11,879
   3,576   PMI Group (The), Inc.                                         20,133
     177   Washington Federal, Inc.                                       4,214
     392   Washington Mutual, Inc.                                        4,818
                                                                  -------------
                                                                        104,691
                                                                  -------------
           TRADING COMPANIES & DISTRIBUTORS--1.8%
     414   GATX Corp.                                                    18,216
   1,105   United Rentals, Inc. (b)                                      20,818
                                                                  -------------
                                                                         39,034
                                                                  -------------

           TOTAL COMMON STOCKS--99.6%
           (Cost $2,412,229)                                          2,157,949
                                                                  -------------

           MONEY MARKET FUNDS--3.5%
  25,000   Federated Treasury Obligation--1.56% (c)                      25,000
  51,573   J. P. Morgan Institutional Treasury Money
              Market Fund --1.47% (c)                                    51,573
                                                                  -------------

           TOTAL MONEY MARKET FUNDS
           (Cost $76,573)                                                76,573
                                                                  -------------

           TOTAL INVESTMENTS--103.1%
           (Cost $2,488,802) (d)                                      2,234,522
           NET OTHER ASSETS AND LIABILITIES--(3.1%)                     (67,716)
                                                                  -------------
           NET ASSETS--100.0%                                     $   2,166,806
                                                                  =============




    (a) All percentages shown in the Portfolio of Investments are based on net assets.

    (b)  Non-income producing security.

    (c)  Represents annualized 7-day yield at April 30, 2008.

    (d) Aggregate cost for federal income tax and financial reporting purposes. As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $55,677 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $309,957.




              See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS--100.2%
           BIOTECHNOLOGY--14.9%
   1,224   Amgen, Inc. (b)                                        $      51,249
   1,660   Biogen Idec, Inc. (b)                                        100,745
   1,669   Celgene Corp. (b)                                            103,712
     397   Cephalon, Inc. (b)                                            24,777
   1,260   Genentech, Inc. (b)                                           85,932
   1,848   Genzyme Corp. (b)                                            130,007
   2,674   Gilead Sciences, Inc. (b)                                    138,406
     604   ImClone Systems, Inc. (b)                                     28,177
   6,620   Millennium Pharmaceuticals, Inc. (b)                         164,639
                                                                  -------------
                                                                        827,644
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--1.0%
     994   Stericycle, Inc. (b)                                          53,060
                                                                  -------------
           FOOD & STAPLES RETAILING--2.5%
   3,401   CVS Caremark Corp.                                           137,298
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--19.5%
   1,327   Baxter International, Inc.                                    82,699
     792   Beckman Coulter, Inc.                                         54,094
   1,193   Becton, Dickinson and Co.                                    106,653
   1,062   C.R. Bard, Inc.                                              100,009
   1,326   DENTSPLY International, Inc.                                  51,542
     575   Edwards Lifesciences Corp. (b)                                31,867
   3,221   Hospira, Inc. (b)                                            132,543
   1,038   IDEXX Laboratories, Inc. (b)                                  55,222
     425   Intuitive Surgical, Inc. (b)                                 122,935
   1,108   Kinetic Concepts, Inc. (b)                                    43,943
     529   Medtronic, Inc.                                               25,752
     606   ResMed, Inc. (b)                                              26,131
   2,369   St. Jude Medical, Inc. (b)                                   103,714
     394   Stryker Corp.                                                 25,543
   1,092   Varian Medical Systems, Inc. (b)                              51,193
     985   Zimmer Holdings, Inc. (b)                                     73,048
                                                                  -------------
                                                                      1,086,888
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES--33.3%
   1,216   Aetna, Inc.                                                   53,018
   1,248   AmerisourceBergen Corp.                                       50,606
     487   Cardinal Health, Inc.                                         25,358
   4,103   Community Health Systems, Inc. (b)                           153,986
   2,537   Coventry Health Care, Inc. (b)                               113,480
     535   DaVita, Inc. (b)                                              28,039
   1,591   Express Scripts, Inc. (b)                                    111,402
   4,838   Health Management Associates, Inc., Class A (b)               34,495
   1,782   Henry Schein, Inc. (b)                                        98,669
     570   Humana, Inc. (b)                                              27,240
   1,042   Laboratory Corp. of America Holdings (b)                      78,796
   5,015   LifePoint Hospitals, Inc. (b)                                151,052
     977   McKesson Corp.                                                50,921
   1,752   Medco Health Solutions, Inc. (b)                              86,794


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
   4,227   Omnicare, Inc.                                         $      86,019
   2,115   Patterson Cos., Inc. (b)                                      72,333
   1,518   Pediatrix Medical Group, Inc. (b)                            103,254
     565   Quest Diagnostics, Inc.                                       28,352
  24,344   Tenet Healthcare Corp. (b)                                   155,802
   2,566   Universal Health Services, Inc., Class B                     160,735
     658   WellCare Health Plans, Inc. (b)                               28,807
   3,123   WellPoint, Inc. (b)                                          155,369
                                                                  -------------
                                                                      1,854,527
                                                                  -------------
           LIFE SCIENCES TOOLS & SERVICES--11.5%
   1,302   Charles River Laboratories International, Inc. (b)            75,581
   1,234   Covance, Inc. (b)                                            103,397
     899   Invitrogen Corp. (b)                                          84,119
     760   Millipore Corp. (b)                                           53,276
   2,442   Pharmaceutical Product Development, Inc.                     101,148
   1,140   Techne Corp. (b)                                              82,673
   2,424   Thermo Fisher Scientific, Inc. (b)                           140,277
                                                                  -------------
                                                                        640,471
                                                                  -------------
           PHARMACEUTICALS--17.5%
   1,392   Abbott Laboratories                                           73,428
     907   Allergan, Inc.                                                51,128
   1,589   Barr Pharmaceuticals, Inc. (b)                                79,815
   1,488   Eli Lilly & Co.                                               71,632
   1,068   Endo Pharmaceuticals Holdings, Inc. (b)                       26,518
   1,919   Forest Laboratories, Inc. (b)                                 66,608
   1,183   Johnson & Johnson                                             79,367
  15,837   King Pharmaceuticals, Inc. (b)                               148,710
   2,206   Mylan, Inc.                                                   29,053
   2,446   Pfizer, Inc.                                                  49,189
   5,686   Warner Chilcott Ltd., Class A (b)                             97,856
   4,700   Watson Pharmaceuticals, Inc. (b)                             145,889
   1,225   Wyeth                                                         54,476
                                                                  -------------
                                                                        973,669
                                                                  -------------

           TOTAL COMMON STOCKS--100.2%
           (Cost $5,551,975)                                          5,573,557

           MONEY MARKET FUND--1.0%
  54,823   J.P. Morgan Institutional Treasury Money
              Market Fund--1.47% (c)                                     54,823
           (Cost $54,823)                                         -------------

           TOTAL INVESTMENTS--101.2%
           (Cost $5,606,798) (d)                                      5,628,380
           NET OTHER ASSETS AND LIABILITIES--(1.2%)                     (68,208)
                                                                  -------------

           NET ASSETS--100.0%                                     $   5,560,172
                                                                  =============


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)




    (a) All percentages shown in the Portfolio of Investments are based on net assets.

    (b)  Non-income producing security.

    (c)  Represents annualized 7-day yield at April 30, 2008.

    (d) Aggregate cost for federal income tax and financial reporting purposes. As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $260,682 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $239,100.




              See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS--100.0%
           AEROSPACE & DEFENSE--15.8%
   1,385   Alliant Techsystems, Inc. (b)                          $     152,322
     746   BE Aerospace, Inc. (b)                                        30,109
     453   Goodrich Corp.                                                30,872
     578   Lockheed Martin Corp.                                         61,291
   1,475   Northrop Grumman Corp.                                       108,516
   2,220   Raytheon Co.                                                 142,013
   5,173   Spirit Aerosystems Holdings, Inc., Class A (b)               150,896
     834   United Technologies Corp.                                     60,440
                                                                  -------------
                                                                        736,459
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--5.4%
   4,172   Covanta Holding Corp. (b)                                    111,100
  12,967   Steelcase, Inc., Class A                                     143,675
                                                                  -------------
                                                                        254,775
                                                                  -------------
           COMMUNICATIONS EQUIPMENT--3.4%
   3,294   CommScope, Inc. (b)                                          156,630
                                                                  -------------
           COMPUTERS & PERIPHERALS--4.9%
   2,083   Diebold, Inc.                                                 81,654
   4,668   Lexmark International, Inc., Class A (b)                     146,528
                                                                  -------------
                                                                        228,182
                                                                  -------------
           ELECTRICAL EQUIPMENT--12.5%
   2,613   AMETEK, Inc.                                                 126,783
   1,948   Cooper Industries Ltd., Class A                               82,576
   1,520   Emerson Electric Co.                                          79,435
   1,942   General Cable Corp. (b)                                      130,113
   1,790   Hubbell, Inc., Class B                                        80,067
   1,316   Roper Industries, Inc.                                        81,750
                                                                  -------------
                                                                        580,724
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--3.3%
     591   Mettler-Toledo International, Inc. (b)                        56,299
   3,378   Molex, Inc.                                                   95,867
                                                                  -------------
                                                                        152,166
                                                                  -------------
           HOUSEHOLD DURABLES--4.1%
   1,077   Centex Corp.                                                  22,423
     192   NVR, Inc. (b)                                                117,792
   3,943   Pulte Homes, Inc.                                             51,417
                                                                  -------------
                                                                        191,632
                                                                  -------------
           MACHINERY--42.1%
   2,395   AGCO Corp. (b)                                               144,011
   1,832   Caterpillar, Inc.                                            150,004
     557   Cummins, Inc.                                                 34,896
     755   Danaher Corp.                                                 58,905
   1,426   Deere & Co.                                                  119,884


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           MACHINERY (CONTINUED)
   1,942   Donaldson Co., Inc.                                    $      84,555
   1,872   Dover Corp.                                                   92,608
   1,374   Flowserve Corp.                                              170,500
   3,866   Gardner Denver, Inc. (b)                                     179,576
     719   Graco, Inc.                                                   29,774
     850   IDEX Corp.                                                    31,187
   1,189   Illinois Tool Works, Inc.                                     62,173
   1,287   Ingersoll-Rand Co. Ltd., Class A                              57,117
   1,761   Joy Global, Inc.                                             130,754
   4,873   Kennametal, Inc.                                             169,434
   1,213   Lincoln Electric Holdings, Inc.                               92,552
   2,812   Manitowoc (The) Co., Inc.                                    106,350
     744   Pall Corp.                                                    25,869
   1,129   Parker Hannifin Corp.                                         90,151
   1,798   Pentair, Inc.                                                 66,220
     918   Terex Corp. (b)                                               63,966
                                                                  -------------
                                                                      1,960,486
                                                                  -------------
           OFFICE ELECTRONICS--1.5%
   5,226   Xerox Corp.                                                   73,007
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.7%
   1,337   Applied Materials, Inc.                                       24,948
   6,813   Novellus Systems, Inc. (b)                                   148,933
                                                                  -------------
                                                                        173,881
                                                                  -------------
           TRADING COMPANIES & DISTRIBUTORS--1.4%
     751   W.W. Grainger, Inc.                                           65,119
                                                                  -------------
           WIRELESS TELECOMMUNICATION SERVICES--1.9%
     665   American Tower Corp., Class A (b)                             28,874
     756   Crown Castle International Corp. (b)                          29,371
     874   SBA Communications Corp. (b)                                  28,265
                                                                  -------------
                                                                         86,510
                                                                  -------------

           TOTAL COMMON STOCKS--100.0%
           (Cost $4,555,899)                                          4,659,571

           MONEY MARKET FUNDS--1.4%
  66,858   J.P. Morgan Institutional Treasury Money
              Market Fund--1.47% (c)
           (Cost $66,858)                                                66,858
                                                                  -------------

           TOTAL INVESTMENTS--101.4%
           (Cost $4,622,757) (d)                                      4,726,429
           NET OTHER ASSETS AND LIABILITIES--(1.4%)                     (67,570)
                                                                  -------------

           NET ASSETS--100.0%                                     $   4,658,859
                                                                  =============


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)




    (a) All percentages shown in the Portfolio of Investments are based on net assets.

    (b)  Non-income producing security.

    (c)  Represents annualized 7-day yield at April 30, 2008.

    (d) Aggregate cost for federal income tax and financial reporting purposes. As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $346,670 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $242,998.




              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS--99.9%
           BUILDING PRODUCTS--6.1%
   1,931   Armstrong World Industries, Inc. (b)                   $      68,724
     957   Lennox International, Inc.                                    31,715
     801   Masco Corp.                                                   14,586
   1,899   Owens Corning, Inc. (b)                                       40,088
   1,039   Trane, Inc.                                                   48,324
                                                                  -------------
                                                                        203,437
                                                                  -------------
           CHEMICALS--34.6%
     374   Air Products and Chemicals, Inc.                              36,813
   1,048   Airgas, Inc.                                                  50,440
     728   Ashland, Inc.                                                 38,599
   1,703   Cabot Corp.                                                   49,659
   1,763   Celanese Corp., Class A                                       78,894
   2,165   Chemtura Corp.                                                14,982
   1,279   Cytec Industries, Inc.                                        75,474
   1,869   Dow Chemical (The) Co.                                        75,040
     736   E.I. du Pont de Nemours and Co.                               35,998
     254   Eastman Chemical Co.                                          18,669
     366   Ecolab, Inc.                                                  16,821
   1,240   Lubrizol (The) Corp.                                          72,317
     772   Monsanto Co.                                                  88,023
     839   Mosaic (The), Co. (b)                                        102,786
     569   PPG Industries, Inc.                                          34,920
     566   Praxair, Inc.                                                 51,681
     882   Rohm and Haas Co.                                             47,143
   2,277   RPM International, Inc.                                       50,777
   1,154   Sigma-Aldrich Corp.                                           65,801
   1,735   Valspar (The) Corp.                                           38,135
   6,596   Westlake Chemical Corp.                                      110,219
                                                                  -------------
                                                                      1,153,191
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--0.5%
     323   Avery Dennison Corp.                                          15,565
                                                                  -------------
           CONSTRUCTION & ENGINEERING--7.1%
     610   Fluor Corp.                                                   93,251
     648   Jacobs Engineering Group, Inc. (b)                            55,942
     686   Quanta Services, Inc. (b)                                     18,206
   1,011   Shaw Group (The), Inc. (b)                                    49,964
     486   URS Corp. (b)                                                 19,605
                                                                  -------------
                                                                        236,968
                                                                  -------------
           CONTAINERS & PACKAGING--14.1%
   1,499   Ball Corp.                                                    80,616
   1,875   Bemis Co., Inc.                                               49,313
   3,421   Crown Holdings, Inc. (b)                                      91,819
   1,525   Owens-Illinois, Inc. (b)                                      84,103
     606   Pactiv Corp. (b)                                              14,417
   1,364   Sealed Air Corp.                                              34,496
   2,064   Smurfit-Stone Container Corp. (b)                             11,208


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           CONTAINERS & PACKAGING (CONTINUED)
   1,203   Sonoco Products Co.                                    $      39,639
   5,414   Temple-Inland, Inc.                                           63,181
                                                                  -------------
                                                                        468,792
                                                                  -------------
           FOOD PRODUCTS--3.5%
     836   Archer-Daniels-Midland Co.                                    36,834
     183   Bunge Ltd.                                                    20,878
   1,284   Corn Products International, Inc.                             59,553
                                                                  -------------
                                                                        117,265
                                                                  -------------
           HOUSEHOLD PRODUCTS--0.4%
     176   Energizer Holdings, Inc. (b)                                  13,915
                                                                  -------------
           INDUSTRIAL CONGLOMERATES--2.5%
   1,570   McDermott International, Inc. (b)                             84,121
                                                                  -------------
           MACHINERY--4.0%
     861   Harsco Corp.                                                  51,083
   2,317   Timken (The) Co.                                              83,760
                                                                  -------------
                                                                        134,843
                                                                  -------------
           METALS & MINING--23.7%
   1,582   AK Steel Holding Corp.                                        99,318
   1,322   Alcoa, Inc.                                                   45,979
     615   Carpenter Technology Corp.                                    31,537
     718   Cleveland-Cliffs, Inc.                                       115,166
   2,298   Commercial Metals Co.                                         71,560
     716   Freeport-McMoRan Copper & Gold, Inc.                          81,445
     760   Newmont Mining Corp.                                          33,600
   1,271   Nucor Corp.                                                   95,961
   1,438   Reliance Steel & Aluminum Co.                                 87,402
     153   Southern Copper Corp.                                         17,558
   2,605   Steel Dynamics, Inc.                                          90,784
     125   United States Steel Corp.                                     19,244
                                                                  -------------
                                                                        789,554
                                                                  -------------
           PAPER & FOREST PRODUCTS--3.4%
   2,532   International Paper Co.                                       66,263
   1,751   MeadWestvaco Corp.                                            46,051
                                                                  -------------
                                                                        112,314
                                                                  -------------

           TOTAL COMMON STOCKS--99.9%
           (Cost $3,152,786)                                          3,329,965

           MONEY MARKET FUND--2.1%
  70,094   J.P. Morgan Institutional Treasury Money
              Market Fund - 1.47% (c)
           (Cost $70,094)                                                70,094
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


           DESCRIPTION                                            VALUE
           --------------------------------------------------     --------------


           TOTAL INVESTMENTS--102.0%
           (Cost $3,222,880) (d)                                  $   3,400,059
           NET OTHER ASSETS AND LIABILITIES--(2.0%)                     (67,739)
                                                                  -------------

           NET ASSETS--100.0%                                     $   3,332,320
                                                                  =============




    (a) All percentages shown in the Portfolio of Investments are based on net assets.

    (b)  Non-income producing security.

    (c)  Represents annualized 7-day yield at April 30, 2008.

    (d) Aggregate cost for federal income tax and financial reporting purposes. As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $376,295 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $199,116.




              See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS--100.0%
           AEROSPACE & DEFENSE--6.8%
   1,391   DRS Technologies, Inc.                                 $      86,854
     972   General Dynamics Corp.                                        87,889
     741   L-3 Communications Holdings, Inc.                             82,584
                                                                  -------------
                                                                        257,327
                                                                  -------------
           COMMUNICATIONS EQUIPMENT--12.9%
   6,709   ADC Telecommunications, Inc. (b)                              94,060
   6,662   Brocade Communications Systems, Inc. (b)                      47,700
   1,577   Ciena Corp. (b)                                               53,318
     673   Cisco Systems, Inc. (b)                                       17,256
   2,697   Corning, Inc.                                                 72,037
     668   Harris Corp.                                                  36,092
   3,632   JDS Uniphase Corp. (b)                                        51,974
     648   Juniper Networks, Inc. (b)                                    17,898
   1,581   QUALCOMM, Inc.                                                68,283
   5,949   Tellabs, Inc. (b)                                             30,697
                                                                  -------------
                                                                        489,315
                                                                  -------------
           COMPUTERS & PERIPHERALS--15.6%
     339   Apple, Inc. (b)                                               58,969
   1,130   EMC Corp. (b)                                                 17,402
   1,420   Hewlett-Packard Co.                                           65,817
     704   International Business Machines Corp.                         84,973
   3,168   QLogic Corp. (b)                                              50,561
   2,155   SanDisk Corp. (b)                                             58,379
   3,871   Seagate Technology                                            73,046
   4,175   Sun Microsystems, Inc. (b)                                    65,381
   1,470   Teradata Corp. (b)                                            31,296
   2,997   Western Digital Corp. (b)                                     86,883
                                                                  -------------
                                                                        592,707
                                                                  -------------
           ELECTRICAL EQUIPMENT--4.5%
     351   First Solar, Inc. (b)                                        102,489
     565   Rockwell Automation, Inc.                                     30,640
     435   SunPower Corp., Class A (b)                                   37,962
                                                                  -------------
                                                                        171,091
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--14.1%
   1,306   Amphenol Corp., Class A                                       60,311
   1,927   Arrow Electronics, Inc. (b)                                   52,434
   1,981   Avnet, Inc. (b)                                               51,882
   5,062   AVX Corp.                                                     66,667
   4,096   Ingram Micro, Inc., Class A (b)                               69,673
   6,854   Jabil Circuit, Inc.                                           74,571
   1,701   Trimble Navigation Ltd. (b)                                   55,776
     472   Tyco Electronics Ltd.                                         17,658
   8,946   Vishay Intertechnology, Inc. (b)                              84,539
                                                                  -------------
                                                                        533,511
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           INTERNET SOFTWARE & SERVICES--0.5%
     576   Akamai Technologies, Inc. (b)                          $      20,604
                                                                  -------------
           IT SERVICES--6.9%
   1,366   Acxiom Corp.                                                  16,160
   1,294   Affiliated Computer Services, Inc., Class A (b)               68,543
   1,987   Computer Sciences Corp. (b)                                   86,613
   4,868   Electronic Data Systems Corp.                                 90,350
                                                                  -------------
                                                                        261,666
                                                                  -------------
           LIFE SCIENCES TOOLS & SERVICES--2.6%
   1,480   Applera Corp. - Applied Biosystems Group                      47,227
   2,005   PerkinElmer, Inc.                                             53,253
                                                                  -------------
                                                                        100,480
                                                                  -------------
           OFFICE ELECTRONICS--0.9%
     973   Zebra Technologies Corp., Class A (b)                         35,758
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--18.0%
   9,316   Atmel Corp. (b)                                               34,656
   1,739   Cree, Inc. (b)                                                45,214
   1,373   Cypress Semiconductor Corp. (b)                               38,609
   5,440   Fairchild Semiconductor International, Inc. (b)               70,938
   5,446   Integrated Device Technology, Inc. (b)                        58,218
     765   Intel Corp.                                                   17,029
   3,770   International Rectifier Corp. (b)                             85,804
   1,263   Intersil Corp., Class A                                       33,747
     528   Linear Technology Corp.                                       18,459
   3,275   LSI Corp. (b)                                                 20,305
     915   MEMC Electronic Materials, Inc. (b)                           57,618
     495   Microchip Technology, Inc.                                    18,191
  10,861   Micron Technology, Inc. (b)                                   83,846
     819   NVIDIA Corp. (b)                                              16,830
   2,086   Rambus, Inc. (b)                                              47,895
   1,365   Xilinx, Inc.                                                  33,811
                                                                  -------------
                                                                        681,170
                                                                  -------------
           SOFTWARE--17.2%
     455   Adobe Systems, Inc. (b)                                       16,967
     997   BMC Software, Inc. (b)                                        34,656
     720   CA, Inc.                                                      15,941
   7,589   Cadence Design Systems, Inc. (b)                              84,465
   8,834   Compuware Corp. (b)                                           66,608
   1,200   Intuit, Inc. (b)                                              32,364
   1,470   McAfee, Inc. (b)                                              48,878
   1,142   Microsoft Corp.                                               32,570
     954   NAVTEQ Corp. (b)                                              70,796
   2,577   Novell, Inc. (b)                                              16,184
   1,657   Oracle Corp. (b)                                              34,548
   1,763   Red Hat, Inc. (b)                                             36,265
   1,401   Salesforce.com, Inc. (b)                                      93,488
   2,926   Symantec Corp. (b)                                            50,386


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           SOFTWARE (CONTINUED)
     714   Synopsys, Inc. (b)                                     $      16,501
                                                                  -------------
                                                                        650,617
                                                                  -------------

           TOTAL COMMON STOCKS--100.0%
           (Cost $3,934,607)                                          3,794,246

           MONEY MARKET FUNDS--1.7%
  65,287   J.P. Morgan Institutional Treasury Money
              Market Fund--1.47% (c)
           (Cost $65,287)                                                65,287
                                                                  -------------

           TOTAL INVESTMENTS--101.7%
           (Cost $3,999,894) (d)                                      3,859,533
           NET OTHER ASSETS AND LIABILITIES--(1.7%)                     (66,369)
                                                                  -------------

           NET ASSETS--100.0%                                     $   3,793,164
                                                                  =============




    (a) All percentages shown in the Portfolio of Investments are based on net assets.

    (b)  Non-income producing security.

    (c)  Represents annualized 7-day yield at April 30, 2008.

    (d) Aggregate cost for federal income tax and financial reporting purposes. As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $224,162 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $364,523.




              See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS--99.6%
           DIVERSIFIED TELECOMMUNICATION SERVICES--9.4%
   1,233   AT&T, Inc.                                             $      47,729
   3,907   CenturyTel, Inc.                                             126,783
     588   Embarq Corp.                                                  24,443
  17,205   Qwest Communications International, Inc.                      88,778
   1,303   Verizon Communications, Inc.                                  50,139
   3,952   Windstream Corp.                                              46,396
                                                                  -------------
                                                                        384,268
                                                                  -------------
           ELECTRIC UTILITIES--26.1%
   1,871   American Electric Power Co., Inc.                             83,503
     922   DPL, Inc.                                                     25,659
   7,277   Duke Energy Corp.                                            133,242
     963   Edison International                                          50,240
   1,599   Exelon Corp.                                                 136,684
     345   FirstEnergy Corp.                                             26,096
   3,832   Great Plains Energy, Inc.                                     98,252
     989   Hawaiian Electric Industries, Inc.                            24,379
   1,925   Northeast Utilities                                           50,666
   3,153   Pepco Holdings, Inc.                                          78,541
   3,702   Pinnacle West Capital Corp.                                  125,646
     515   PPL Corp.                                                     24,730
   1,870   Progress Energy, Inc.                                         78,521
   7,480   Sierra Pacific Resources                                     101,952
     663   Southern Co.                                                  24,683
                                                                  -------------
                                                                      1,062,794
                                                                  -------------
           GAS UTILITIES--11.1%
   2,271   AGL Resources, Inc.                                           77,214
   3,705   Atmos Energy Corp.                                           102,555
     380   Energen Corp.                                                 25,931
     501   National Fuel Gas Co.                                         25,641
     836   Questar Corp.                                                 51,857
   3,349   Southern Union Co.                                            85,801
   3,128   UGI Corp.                                                     81,328
                                                                  -------------
                                                                        450,327
                                                                  -------------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.2%
   1,069   Constellation Energy Group                                    90,491
                                                                  -------------
           MEDIA--1.2%
   2,442   Comcast Corp., Class A                                        50,183
                                                                  -------------
           MULTI-UTILITIES--42.7%
   3,710   Alliant Energy Corp.                                         139,757
   1,770   Ameren Corp.                                                  80,287
   1,745   CMS Energy Corp.                                              25,442
   2,380   Consolidated Edison, Inc.                                     99,008
   2,313   Dominion Resources, Inc.                                     100,361
   3,340   DTE Energy Co.                                               134,635
   3,230   Energy East Corp.                                             73,644
     506   Integrys Energy Group, Inc.                                   24,232


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           MULTI-UTILITIES (CONTINUED)
   3,847   MDU Resources Group, Inc.                              $     111,063
   7,535   NiSource, Inc.                                               134,877
   1,553   NSTAR                                                         50,022
   3,030   OGE Energy Corp.                                              99,051
   2,566   PG&E Corp.                                                   102,640
   1,826   Puget Energy, Inc.                                            49,685
   2,582   SCANA Corp.                                                  101,808
     887   Sempra Energy                                                 50,266
   8,144   TECO Energy, Inc.                                            130,385
   2,904   Vectren Corp.                                                 82,125
   1,073   Wisconsin Energy Corp.                                        50,925
   4,735   Xcel Energy, Inc.                                             98,488
                                                                  -------------
                                                                      1,738,701
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--0.6%
   1,038   Spectra Energy Corp.                                          25,639
                                                                  -------------
           WIRELESS TELECOMMUNICATION SERVICES--6.3%
   3,308   Telephone and Data Systems, Inc.                             126,696
   2,362   United States Cellular Corp. (b)                             130,265
                                                                  -------------
                                                                        256,961
                                                                  -------------

           TOTAL COMMON STOCKS--99.6%
           (Cost $4,205,545)                                          4,059,364
                                                                  -------------

           MONEY MARKET FUNDS --1.9%
  35,000   Federated Treasury Obligation--1.56% (c)                      35,000
  40,155   J.P. Morgan Institutional Treasury Money
              Market Fund--1.47% (c)                                     40,155
                                                                  -------------

           TOTAL MONEY MARKET FUNDS
           (Cost $75,155)                                                75,155
                                                                  -------------

           TOTAL INVESTMENTS--101.5%
           (Cost $4,280,700) (d)                                      4,134,519
           NET OTHER ASSETS AND LIABILITIES--(1.5%)                     (60,764)
                                                                  -------------

           NET ASSETS--100.0%                                     $   4,073,755
                                                                  =============




    (a) All percentages shown in the Portfolio of Investments are based on net assets.

    (b)  Non-income producing security.

    (c)  Represents annualized 7-day yield at April 30, 2008.

    (d) Aggregate cost for federal income tax and financial reporting purposes. As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $27,560 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $173,741.




              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS--100.0%
           AEROSPACE & DEFENSE--2.1%
     543   General Dynamics Corp.                                 $      49,098
     197   Goodrich Corp.                                                13,426
     802   Honeywell International, Inc.                                 47,639
     525   L-3 Communications Holdings, Inc.                             58,510
     228   Lockheed Martin Corp.                                         24,177
     436   Northrop Grumman Corp.                                        32,077
     111   Precision Castparts Corp.                                     13,049
     175   Raytheon Co.                                                  11,195
     493   United Technologies Corp.                                     35,728
                                                                  -------------
                                                                        284,899
                                                                  -------------
           AIR FREIGHT & LOGISTICS--1.6%
   1,054   C.H. Robinson Worldwide, Inc.                                 66,064
   1,270   Expeditors International of Washington, Inc.                  59,169
     619   FedEx Corp.                                                   59,344
     465   United Parcel Service, Inc., Class B                          33,671
                                                                  -------------
                                                                        218,248
                                                                  -------------
           AIRLINES--0.4%
   3,651   Southwest Airlines Co.                                        48,339
                                                                  -------------
           AUTO COMPONENTS--0.4%
     439   Goodyear Tire & Rubber (The) Co. (b)                          11,756
   1,339   Johnson Controls, Inc.                                        47,214
                                                                  -------------
                                                                         58,970
                                                                  -------------
           AUTOMOBILES--0.2%
   3,958   Ford Motor Co. (b)                                            32,693
                                                                  -------------
           BEVERAGES--1.7%
     239   Anheuser-Busch Cos., Inc.                                     11,759
     342   Brown-Forman Corp., Class B                                   23,263
     744   Coca-Cola (The) Co.                                           43,799
   1,403   Coca-Cola Enterprises, Inc.                                   31,568
   1,922   Constellation Brands, Inc., Class A (b)                       35,288
     431   Molson Coors Brewing Co., Class B                             23,636
   1,001   Pepsi Bottling Group (The), Inc.                              33,744
     314   PepsiCo, Inc.                                                 21,518
                                                                  -------------
                                                                        224,575
                                                                  -------------
           BIOTECHNOLOGY--1.5%
     734   Biogen Idec, Inc. (b)                                         44,546
     739   Celgene Corp. (b)                                             45,921
     769   Genzyme Corp. (b)                                             54,099
   1,113   Gilead Sciences, Inc. (b)                                     57,610
                                                                  -------------
                                                                        202,176
                                                                  -------------
           BUILDING PRODUCTS--0.3%
     986   Trane, Inc.                                                   45,859
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           CAPITAL MARKETS--3.2%
   1,679   American Capital Strategies Ltd.                       $      53,308
   4,316   Bear Stearns (The) Cos., Inc.                                 46,311
     867   Federated Investors, Inc., Class B                            29,027
     205   Goldman Sachs Group (The), Inc.                               39,231
     486   Janus Capital Group, Inc.                                     13,637
   1,025   Legg Mason, Inc.                                              61,786
   1,203   Lehman Brothers Holdings, Inc.                                53,221
     681   Northern Trust Corp.                                          50,469
     726   State Street Corp.                                            52,374
     453   T. Rowe Price Group, Inc.                                     26,528
                                                                  -------------
                                                                        425,892
                                                                  -------------
           CHEMICALS--3.3%
     369   Air Products and Chemicals, Inc.                              36,321
     718   Ashland, Inc.                                                 38,068
   1,229   Dow Chemical (The) Co.                                        49,344
     484   E.I. du Pont de Nemours & Co.                                 23,672
     544   Eastman Chemical Co.                                          39,984
     261   Ecolab, Inc.                                                  11,996
     619   Hercules, Inc.                                                11,637
     257   International Flavors & Fragrances, Inc.                      11,722
     514   Monsanto Co.                                                  58,606
     561   PPG Industries, Inc.                                          34,429
     538   Praxair, Inc.                                                 49,125
     419   Rohm and Haas Co.                                             22,396
     962   Sigma-Aldrich Corp.                                           54,853
                                                                  -------------
                                                                        442,153
                                                                  -------------
           COMMERCIAL BANKS--2.1%
     706   BB&T Corp.                                                    24,209
     968   Comerica, Inc.                                                33,619
     541   Fifth Third Bancorp                                           11,594
   1,547   KeyCorp                                                       37,329
     141   M&T Bank Corp.                                                13,145
     488   Marshall & Ilsley Corp.                                       12,190
   3,413   National City Corp.                                           21,502
   1,146   Regions Financial Corp.                                       25,120
     205   SunTrust Banks, Inc.                                          11,429
   1,677   Wachovia Corp.                                                48,884
     389   Wells Fargo & Co.                                             11,573
     745   Zions Bancorporation                                          34,531
                                                                  -------------
                                                                        285,125
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--1.6%
   4,188   Allied Waste Industries, Inc. (b)                             51,765
     460   Avery Dennison Corp.                                          22,167
   1,586   Cintas Corp.                                                  46,961
     985   Equifax, Inc.                                                 37,696
     468   Monster Worldwide, Inc. (b)                                   11,386


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
     879   Robert Half International, Inc.                        $      20,832
     675   Waste Management, Inc.                                        24,368
                                                                  -------------
                                                                        215,175
                                                                  -------------
           COMMUNICATIONS EQUIPMENT--0.8%
   1,412   Corning, Inc.                                                 37,715
   1,691   JDS Uniphase Corp. (b)                                        24,198
     828   QUALCOMM, Inc.                                                35,761
   2,077   Tellabs, Inc. (b)                                             10,717
                                                                  -------------
                                                                        108,391
                                                                  -------------
           COMPUTERS & PERIPHERALS--1.6%
     158   Apple, Inc. (b)                                               27,484
   1,579   EMC Corp. (b)                                                 24,317
     992   Hewlett-Packard Co.                                           45,979
     393   International Business Machines Corp.                         47,435
   1,475   QLogic Corp. (b)                                              23,541
   2,186   Sun Microsystems, Inc. (b)                                    34,233
     513   Teradata Corp. (b)                                            10,922
                                                                  -------------
                                                                        213,911
                                                                  -------------
           CONSTRUCTION & ENGINEERING--0.9%
     406   Fluor Corp.                                                   62,065
     615   Jacobs Engineering Group, Inc. (b)                            53,093
                                                                  -------------
                                                                        115,158
                                                                  -------------
           CONSTRUCTION MATERIALS--0.4%
     682   Vulcan Materials Co.                                          46,935
                                                                  -------------
           CONSUMER FINANCE--0.6%
     920   Capital One Financial Corp.                                   48,760
   1,383   Discover Financial Services                                   25,184
                                                                  -------------
                                                                         73,944
                                                                  -------------
           CONTAINERS & PACKAGING--1.3%
     986   Ball Corp.                                                    53,027
   1,780   Bemis Co., Inc.                                               46,814
   1,296   Pactiv Corp. (b)                                              30,832
   1,793   Sealed Air Corp.                                              45,345
                                                                  -------------
                                                                        176,018
                                                                  -------------
           DISTRIBUTORS--0.3%
     844   Genuine Parts Co.                                             35,836
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--0.4%
   2,181   H&R Block, Inc.                                               47,698
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           DIVERSIFIED FINANCIAL SERVICES--1.3%
     597   Bank of America Corp.                                  $      22,411
   3,821   CIT Group, Inc.                                               41,611
      87   IntercontinentalExchange, Inc. (b)                            13,498
     527   JPMorgan Chase & Co.                                          25,112
   1,268   Leucadia National Corp.                                       64,947
                                                                  -------------
                                                                        167,579
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
     887   AT&T, Inc.                                                    34,336
   1,726   CenturyTel, Inc.                                              56,009
   1,079   Citizens Communications Co.                                   11,567
     565   Embarq Corp.                                                  23,487
   7,496   Qwest Communications International, Inc.                      38,679
     936   Verizon Communications, Inc.                                  36,017
   2,841   Windstream Corp.                                              33,353
                                                                  -------------
                                                                        233,448
                                                                  -------------
           ELECTRIC UTILITIES--2.5%
     816   American Electric Power Co., Inc.                             36,418
   2,536   Duke Energy Corp.                                             46,434
     693   Edison International                                          36,154
     104   Entergy Corp.                                                 11,945
     330   FirstEnergy Corp.                                             24,961
     180   FPL Group, Inc.                                               11,932
   1,374   Pepco Holdings, Inc.                                          34,226
   1,635   Pinnacle West Capital Corp.                                   55,493
     246   PPL Corp.                                                     11,813
     814   Progress Energy, Inc.                                         34,180
     636   Southern Co.                                                  23,678
                                                                  -------------
                                                                        327,234
                                                                  -------------
           ELECTRICAL EQUIPMENT--0.8%
   1,128   Cooper Industries Ltd., Class A                               47,816
     880   Emerson Electric Co.                                          45,989
     197   Rockwell Automation, Inc.                                     10,683
                                                                  -------------
                                                                        104,488
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
   4,786   Jabil Circuit, Inc.                                           52,072
   1,955   Molex, Inc.                                                   55,483
                                                                  -------------
                                                                        107,555
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES--4.4%
     165   Baker Hughes, Inc.                                            13,345
   1,588   BJ Services Co.                                               44,893
     815   Cameron International Corp. (b)                               40,122
     916   ENSCO International, Inc.                                     58,377
   1,458   Halliburton Co.                                               66,936
   1,698   Nabors Industries Ltd. (b)                                    63,743
     388   National Oilwell Varco, Inc. (b)                              26,559


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           ENERGY EQUIPMENT & SERVICES (CONTINUED)
   1,155   Noble Corp.                                            $      65,003
   1,393   Rowan Cos., Inc.                                              54,313
     130   Schlumberger Ltd.                                             13,072
     705   Smith International, Inc.                                     53,940
     167   Transocean, Inc. (b)                                          24,626
     791   Weatherford International Ltd. (b)                            63,810
                                                                  -------------
                                                                        588,739
                                                                  -------------
           FOOD & STAPLES RETAILING--2.8%
     883   Costco Wholesale Corp.                                        62,914
   1,416   CVS Caremark Corp.                                            57,164
     891   Kroger (The) Co.                                              24,280
   1,543   Safeway, Inc.                                                 48,759
   1,913   SUPERVALU, Inc.                                               63,319
     780   Sysco Corp.                                                   23,845
     594   Walgreen Co.                                                  20,701
   1,089   Wal-Mart Stores, Inc.                                         63,140
     343   Whole Foods Market, Inc.                                      11,196
                                                                  -------------
                                                                        375,318
                                                                  -------------
           FOOD PRODUCTS--2.4%
   1,394   Archer-Daniels-Midland Co.                                    61,421
     333   Campbell Soup Co.                                             11,588
     945   ConAgra Foods, Inc.                                           22,264
     756   General Mills, Inc.                                           45,662
     646   Kellogg Co.                                                   33,056
     365   Kraft Foods, Inc., Class A                                    11,545
     918   McCormick & Co., Inc.                                         34,691
     810   Sara Lee Corp.                                                11,753
   2,129   Tyson Foods, Inc., Class A                                    37,896
     720   Wm. Wrigley Jr. Co.                                           54,835
                                                                  -------------
                                                                        324,711
                                                                  -------------
           GAS UTILITIES--0.5%
   1,351   Nicor, Inc.                                                   47,447
     400   Questar Corp.                                                 24,812
                                                                  -------------
                                                                         72,259
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
     587   Baxter International, Inc.                                    36,582
     527   Becton, Dickinson and Co.                                     47,114
   1,759   Boston Scientific Corp. (b)                                   23,447
     470   C.R. Bard, Inc.                                               44,260
   1,341   Hospira, Inc. (b)                                             55,183
   1,048   St. Jude Medical, Inc. (b)                                    45,881
     174   Stryker Corp.                                                 11,280
     291   Zimmer Holdings, Inc. (b)                                     21,581
                                                                  -------------
                                                                        285,328
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE PROVIDERS & SERVICES--2.4%
     538   Aetna, Inc.                                            $      23,457
     276   AmerisourceBergen Corp.                                       11,192
     279   CIGNA Corp.                                                   11,916
     704   Express Scripts, Inc. (b)                                     49,294
   1,009   Humana, Inc. (b)                                              48,220
     461   Laboratory Corp. of America Holdings (b)                      34,861
     216   McKesson Corp.                                                11,258
     775   Medco Health Solutions, Inc. (b)                              38,394
     935   Patterson Cos., Inc. (b)                                      31,977
   1,300   WellPoint, Inc. (b)                                           64,674
                                                                  -------------
                                                                        325,243
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--2.1%
   1,118   Carnival Corp.                                                44,910
   1,043   Darden Restaurants, Inc.                                      37,110
     329   Marriott International, Inc., Class A                         11,285
     609   McDonald's Corp.                                              36,284
     219   Starwood Hotels & Resorts Worldwide, Inc.                     11,434
     491   Wendy's International, Inc.                                   14,239
   2,774   Wyndham Worldwide Corp.                                       59,586
   1,541   Yum! Brands, Inc.                                             62,687
                                                                  -------------
                                                                        277,535
                                                                  -------------
           HOUSEHOLD DURABLES--1.5%
     171   Black & Decker (The) Corp.                                    11,223
     326   Fortune Brands, Inc.                                          22,044
     990   Newell Rubbermaid, Inc.                                       20,325
   2,334   Pulte Homes, Inc.                                             30,435
     445   Snap-on, Inc.                                                 26,393
     951   Stanley Works (The)                                           45,876
     522   Whirlpool Corp.                                               37,991
                                                                  -------------
                                                                        194,287
                                                                  -------------
           HOUSEHOLD PRODUCTS--0.6%
     581   Colgate-Palmolive Co.                                         41,077
     175   Kimberly-Clark Corp.                                          11,198
     323   Procter & Gamble (The) Co.                                    21,657
                                                                  -------------
                                                                         73,932
                                                                  -------------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
     679   AES (The) Corp. (b)                                           11,787
     385   Constellation Energy Group                                    32,591
                                                                  -------------
                                                                         44,378
                                                                  -------------
           INDUSTRIAL CONGLOMERATES--0.4%
     286   3M Co.                                                        21,993
     613   Textron, Inc.                                                 37,400
                                                                  -------------
                                                                         59,393
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           INSURANCE--4.1%
     822   ACE Ltd.                                               $      49,558
     697   Aflac, Inc.                                                   46,469
     942   Allstate (The) Corp.                                          47,439
     262   American International Group, Inc.                            12,104
     186   Assurant, Inc.                                                12,090
   1,159   Chubb (The) Corp.                                             61,392
   1,508   Cincinnati Financial Corp.                                    54,137
   1,500   Genworth Financial, Inc., Class A                             34,590
     448   Hartford Financial Services Group (The), Inc.                 31,929
     218   Lincoln National Corp.                                        11,720
     844   Loews Corp.                                                   35,541
     465   Marsh & McLennan Cos., Inc.                                   12,829
     188   MetLife, Inc.                                                 11,440
     203   Principal Financial Group, Inc.                               10,893
     145   Prudential Financial, Inc.                                    10,978
     377   Torchmark Corp.                                               24,407
   1,199   Travelers (The) Cos., Inc.                                    60,430
   1,028   Unum Group                                                    23,860
                                                                  -------------
                                                                        551,806
                                                                  -------------
           INTERNET & CATALOG RETAIL--0.2%
     317   Amazon.com, Inc. (b)                                          24,926
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--0.5%
     402   Akamai Technologies, Inc. (b)                                 14,380
     379   eBay, Inc. (b)                                                11,859
     341   VeriSign, Inc. (b)                                            12,293
     782   Yahoo!, Inc. (b)                                              21,434
                                                                  -------------
                                                                         59,966
                                                                  -------------
           IT SERVICES--2.3%
     903   Affiliated Computer Services, Inc., Class A (b)               47,832
     534   Automatic Data Processing, Inc.                               23,603
   1,406   Computer Sciences Corp. (b)                                   61,288
   3,809   Convergys Corp. (b)                                           59,877
   3,445   Electronic Data Systems Corp.                                 63,939
     297   Fidelity National Information Services, Inc.                  10,710
     235   Fiserv, Inc. (b)                                              11,879
     330   Paychex, Inc.                                                 12,002
     532   Western Union Co.                                             12,236
                                                                  -------------
                                                                        303,366
                                                                  -------------
           LEISURE EQUIPMENT & PRODUCTS--0.9%
   2,835   Brunswick Corp.                                               47,287
   1,217   Hasbro, Inc.                                                  43,277
   1,706   Mattel, Inc.                                                  31,988
                                                                  -------------
                                                                        122,552
                                                                  -------------
           LIFE SCIENCES TOOLS & SERVICES--1.0%
     689   Applera Corp. - Applied Biosystems Group                      21,986
     336   Millipore Corp. (b)                                           23,554


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
     933   PerkinElmer, Inc.                                             24,780
   1,009   Thermo Fisher Scientific, Inc. (b)                            58,391
                                                                  -------------
                                                                        128,711
                                                                  -------------
           MACHINERY--3.0%
     733   Caterpillar, Inc.                                             60,018
     483   Cummins, Inc.                                                 30,260
     298   Danaher Corp.                                                 23,250
     563   Deere & Co.                                                   47,331
     542   Dover Corp.                                                   26,813
     284   Eaton Corp.                                                   24,947
     469   Illinois Tool Works, Inc.                                     24,524
     508   Ingersoll-Rand Co. Ltd., Class A                              22,545
   1,110   Manitowoc (The) Co., Inc.                                     41,980
     252   PACCAR, Inc.                                                  11,925
     654   Parker Hannifin Corp.                                         52,222
     543   Terex Corp. (b)                                               37,836
                                                                  -------------
                                                                        403,651
                                                                  -------------
           MEDIA--3.3%
   2,050   CBS Corp., Class B                                            47,294
     775   Clear Channel Communications, Inc.                            23,366
   1,756   Comcast Corp., Class A                                        36,086
   2,314   DIRECTV Group (The), Inc. (b)                                 57,017
     269   E.W. Scripps (The) Co., Class A                               12,081
   1,974   Gannett Co., Inc.                                             56,496
   1,184   Meredith Corp.                                                38,373
     604   News Corp., Class A                                           10,812
     512   Omnicom Group, Inc.                                           24,443
   4,091   Time Warner, Inc.                                             60,751
     857   Viacom, Inc., Class B (b)                                     32,943
     721   Walt Disney (The) Co.                                         23,382
      34   Washington Post (The) Co., Class B                            22,290
                                                                  -------------
                                                                        445,334
                                                                  -------------
           METALS & MINING--2.2%
   1,256   Alcoa, Inc.                                                   43,684
     634   Allegheny Technologies, Inc.                                  43,638
     471   Freeport-McMoRan Copper & Gold, Inc.                          53,576
     500   Newmont Mining Corp.                                          22,105
     847   Nucor Corp.                                                   63,949
     452   United States Steel Corp.                                     69,585
                                                                  -------------
                                                                        296,537
                                                                  -------------
           MULTILINE RETAIL--2.6%
   1,523   Big Lots, Inc. (b)                                            41,167
   3,333   Dillard's, Inc., Class A                                      67,993
   2,322   Family Dollar Stores, Inc.                                    49,691
   1,521   J.C. Penney Co., Inc.                                         64,643
   2,487   Macy's, Inc.                                                  62,896
     694   Nordstrom, Inc.                                               24,470


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           MULTILINE RETAIL (CONTINUED)
     111   Sears Holdings Corp. (b)                                      10,946
     447   Target Corp.                                                  23,749
                                                                  -------------
                                                                        345,555
                                                                  -------------
           MULTI-UTILITIES--3.8%
   1,028   Ameren Corp.                                                  46,630
   1,586   CenterPoint Energy, Inc.                                      24,139
   1,672   CMS Energy Corp.                                              24,378
   1,140   Consolidated Edison, Inc.                                     47,424
   1,109   Dominion Resources, Inc.                                      48,120
   1,475   DTE Energy Co.                                                59,456
     485   Integrys Energy Group, Inc.                                   23,227
   2,626   NiSource, Inc.                                                47,005
   1,230   PG&E Corp.                                                    49,200
     282   Public Service Enterprise Group, Inc.                         12,383
     637   Sempra Energy                                                 36,099
   3,596   TECO Energy, Inc.                                             57,572
   1,702   Xcel Energy, Inc.                                             35,402
                                                                  -------------
                                                                        511,035
                                                                  -------------
           OFFICE ELECTRONICS--0.3%
   3,024   Xerox Corp.                                                   42,245
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--7.2%
     910   Anadarko Petroleum Corp.                                      60,570
     475   Apache Corp.                                                  63,973
   1,243   Chesapeake Energy Corp.                                       64,263
     672   Chevron Corp.                                                 64,612
     149   ConocoPhillips                                                12,836
     491   CONSOL Energy, Inc.                                           39,751
     550   Devon Energy Corp.                                            62,370
     680   El Paso Corp.                                                 11,655
     377   EOG Resources, Inc.                                           49,191
     268   Exxon Mobil Corp.                                             24,943
     650   Hess Corp.                                                    69,029
   1,258   Marathon Oil Corp.                                            57,327
     698   Murphy Oil Corp.                                              63,057
     622   Noble Energy                                                  54,114
     619   Occidental Petroleum Corp.                                    51,507
     222   Peabody Energy Corp.                                          13,571
     904   Range Resources Corp.                                         60,008
     995   Spectra Energy Corp.                                          24,577
     216   Sunoco, Inc.                                                  10,025
   1,912   Tesoro Corp.                                                  48,068
     927   XTO Energy, Inc.                                              57,344
                                                                  -------------
                                                                        962,791
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           PAPER & FOREST PRODUCTS--0.7%
   2,109   International Paper Co.                                       55,192
   1,663   MeadWestvaco Corp.                                            43,737
                                                                  -------------
                                                                         98,929
                                                                  -------------
           PERSONAL PRODUCTS--0.9%
   1,451   Avon Products, Inc.                                           56,618
   1,251   Estee Lauder (The) Cos., Inc., Class A                        57,058
                                                                  -------------
                                                                        113,676
                                                                  -------------
           PHARMACEUTICALS--2.7%
     616   Abbott Laboratories                                           32,494
     401   Allergan, Inc.                                                22,604
     703   Barr Pharmaceuticals, Inc. (b)                                35,312
     439   Eli Lilly and Co.                                             21,133
     566   Forest Laboratories, Inc. (b)                                 19,646
     523   Johnson & Johnson                                             35,088
   6,593   King Pharmaceuticals, Inc. (b)                                61,909
   1,622   Pfizer, Inc.                                                  32,618
   1,956   Watson Pharmaceuticals, Inc. (b)                              60,714
     813   Wyeth                                                         36,154
                                                                  -------------
                                                                        357,672
                                                                  -------------
           REAL ESTATE INVESTMENT TRUSTS--0.5%
     246   Boston Properties, Inc.                                       24,721
     711   Host Hotels & Resorts, Inc.                                   12,229
     577   ProLogis                                                      36,126
                                                                  -------------
                                                                         73,076
                                                                  -------------
           REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
   1,569   CB Richard Ellis Group, Inc., Class A (b)                     36,275
                                                                  -------------
           ROAD & RAIL--1.3%
     491   Burlington Northern Santa Fe Corp.                            50,352
     202   CSX Corp.                                                     12,716
     625   Norfolk Southern Corp.                                        37,238
     743   Ryder System, Inc.                                            50,873
     181   Union Pacific Corp.                                           26,279
                                                                  -------------
                                                                        177,458
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.4%
     383   Analog Devices, Inc.                                          12,336
   1,160   Applied Materials, Inc.                                       21,646
   1,603   Intel Corp.                                                   35,683
     915   KLA-Tencor Corp.                                              39,967
     479   MEMC Electronic Materials, Inc. (b)                           30,163
     346   Microchip Technology, Inc.                                    12,716
   7,584   Micron Technology, Inc. (b)                                   58,548
   2,725   Novellus Systems, Inc. (b)                                    59,569
   1,201   Texas Instruments, Inc.                                       35,021


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
     477   Xilinx, Inc.                                           $      11,815
                                                                  -------------
                                                                        317,464
                                                                  -------------
           SOFTWARE--0.9%
     348   BMC Software, Inc. (b)                                        12,096
   4,626   Compuware Corp. (b)                                           34,881
     419   Intuit, Inc. (b)                                              11,300
     399   Microsoft Corp.                                               11,379
   1,157   Oracle Corp. (b)                                              24,124
   1,362   Symantec Corp. (b)                                            23,454
                                                                  -------------
                                                                        117,234
                                                                  -------------
           SPECIALTY RETAIL--5.2%
     464   Abercrombie & Fitch Co., Class A                              34,480
   3,024   AutoNation, Inc. (b)                                          48,414
     199   AutoZone, Inc. (b)                                            24,029
     767   Bed Bath & Beyond, Inc. (b)                                   24,928
     819   Best Buy Co., Inc.                                            35,233
   1,109   GameStop Corp., Class A (b)                                   61,039
   1,725   Gap (The), Inc.                                               32,120
   1,214   Home Depot (The), Inc.                                        34,963
   3,354   Limited Brands, Inc.                                          62,116
     493   Lowe's Cos., Inc.                                             12,419
   5,191   Office Depot, Inc. (b)                                        65,822
   2,997   OfficeMax, Inc.                                               54,755
   3,530   RadioShack Corp.                                              49,067
     665   Sherwin-Williams (The) Co.                                    36,788
   2,048   Staples, Inc.                                                 44,442
     271   Tiffany & Co.                                                 11,799
   1,734   TJX (The) Cos., Inc.                                          55,869
                                                                  -------------
                                                                        688,283
                                                                  -------------
           TEXTILES, APPAREL & LUXURY GOODS--0.8%
     843   Jones Apparel Group, Inc.                                     13,345
     843   NIKE, Inc., Class B                                           56,313
     438   VF Corp.                                                      32,578
                                                                  -------------
                                                                        102,236
                                                                  -------------
           THRIFTS & MORTGAGE FINANCE--0.5%
   3,244   Hudson City Bancorp, Inc.                                     62,058
                                                                  -------------
           TOBACCO--0.6%
   2,584   Altria Group, Inc.                                            51,679
     383   Reynolds American, Inc.                                       20,625
     208   UST, Inc.                                                     10,831
                                                                  -------------
                                                                         83,135
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           TRADING COMPANIES & DISTRIBUTORS--0.3%
     445   W.W. Grainger, Inc.                                           38,586
                                                                  -------------
           WIRELESS TELECOMMUNICATION SERVICES--0.1%
     289   American Tower Corp., Class A (b)                             12,548
                                                                  -------------

           TOTAL COMMON STOCKS--100.0%
           (Cost $13,279,356)                                        13,340,527

           MONEY MARKET FUND--0.4%
  57,484   J.P. Morgan Institutional Treasury Money
              Market Fund--1.47% (c)                                     57,484
           (Cost $57,484)                                         -------------

           TOTAL INVESTMENTS--100.4%
           (Cost $13,336,840) (d)                                    13,398,011
           NET OTHER ASSETS AND LIABILITIES--(0.4%)                     (58,146)
                                                                  -------------

           NET ASSETS--100.0%                                     $  13,339,865
                                                                  =============




    (a) All percentages shown in the Portfolio of Investments are based on net assets.

    (b)  Non-income producing security.

    (c)  Represents annualized 7-day yield at April 30, 2008.

    (d) Aggregate cost for federal income tax and financial reporting purposes. As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $805,410 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $744,239.





              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS--100.0%
           AEROSPACE & DEFENSE--1.2%
     329   Alliant Techsystems, Inc. (b)                          $      36,183
     487   BE Aerospace, Inc. (b)                                        19,655
     730   DRS Technologies, Inc.                                        45,582
                                                                  -------------
                                                                        101,420
                                                                  -------------
           AIRLINES--0.7%
   3,868   AirTran Holdings, Inc. (b)                                    13,190
   2,169   Alaska Air Group, Inc. (b)                                    46,590
                                                                  -------------
                                                                         59,780
                                                                  -------------
           AUTO COMPONENTS--1.2%
     791   BorgWarner, Inc.                                              38,877
     992   Gentex Corp.                                                  18,531
     985   Lear Corp. (b)                                                28,141
     587   Modine Manufacturing Co.                                      10,314
                                                                  -------------
                                                                         95,863
                                                                  -------------
           AUTOMOBILES--0.2%
     572   Thor Industries, Inc.                                         17,343
                                                                  -------------
           BEVERAGES--0.3%
     241   Hansen Natural Corp. (b)                                       8,529
     667   PepsiAmericas, Inc.                                           17,142
                                                                  -------------
                                                                         25,671
                                                                  -------------
           BIOTECHNOLOGY--0.5%
   1,651   Millennium Pharmaceuticals, Inc. (b)                          41,060
                                                                  -------------
           CAPITAL MARKETS--1.0%
   1,613   Apollo Investment Corp.                                       26,098
     528   Jefferies Group, Inc.                                          9,926
     370   Raymond James Financial, Inc.                                 10,645
   1,059   Waddell & Reed Financial, Inc., Class A                       35,858
                                                                  -------------
                                                                         82,527
                                                                  -------------
           CHEMICALS--4.1%
     561   Airgas, Inc.                                                  27,001
     466   Albemarle Corp.                                               17,433
     912   Cabot Corp.                                                   26,594
     411   CF Industries Holdings, Inc.                                  54,950
   2,319   Chemtura Corp.                                                16,047
     632   Cytec Industries, Inc.                                        37,294
     613   FMC Corp.                                                     38,484
     307   Lubrizol (The) Corp.                                          17,904
     136   Minerals Technologies, Inc.                                    9,213
   1,219   RPM International, Inc.                                       27,184
     289   Sensient Technologies Corp.                                    8,604


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           CHEMICALS (CONTINUED)
     958   Terra Industries, Inc. (b)                             $      36,270
     858   Valspar (The) Corp.                                           18,859
                                                                  -------------
                                                                        335,837
                                                                  -------------
           COMMERCIAL BANKS--1.6%
     320   Associated Banc-Corp.                                          9,046
     821   Cathay General Bancorp                                        13,998
     172   City National Corp.                                            8,345
   1,767   Colonial BancGroup (The), Inc.                                14,383
     951   First Community Bancorp, Inc. (b)                             20,437
     195   SVB Financial Group (b)                                        9,489
     769   Synovus Financial Corp.                                        9,105
     475   TCF Financial Corp.                                            8,265
     611   Webster Financial Corp.                                       15,917
     324   Westamerica Bancorporation                                    18,935
                                                                  -------------
                                                                        127,920
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--4.7%
     633   Brink's (The) Co.                                             46,050
     536   ChoicePoint, Inc. (b)                                         25,916
     439   Copart, Inc. (b)                                              17,942
     928   Corrections Corp. of America (b)                              23,664
     886   Deluxe Corp.                                                  18,836
     693   Herman Miller, Inc.                                           16,168
   1,266   HNI Corp.                                                     27,561
   1,656   Kelly Services, Inc., Class A                                 36,846
   1,511   Korn/Ferry International (b)                                  28,195
     605   Manpower, Inc.                                                40,614
     207   Mine Safety Appliances Co.                                     7,694
   2,880   MPS Group, Inc. (b)                                           30,902
   2,242   Navigant Consulting, Inc. (b)                                 45,109
     291   Republic Services, Inc.                                        9,251
     481   Rollins, Inc.                                                  7,662
     165   Stericycle, Inc. (b)                                           8,808
                                                                  -------------
                                                                        391,218
                                                                  -------------
           COMMUNICATIONS EQUIPMENT--1.9%
   3,522   ADC Telecommunications, Inc. (b)                              49,378
     460   ADTRAN, Inc.                                                  10,884
   1,007   Avocent Corp. (b)                                             19,647
     733   CommScope, Inc. (b)                                           34,854
     735   Foundry Networks, Inc. (b)                                     9,357
     351   Harris Corp.                                                  18,965
     378   Polycom, Inc. (b)                                              8,467
                                                                  -------------
                                                                        151,552
                                                                  -------------
           COMPUTERS & PERIPHERALS--0.6%
   1,574   Western Digital Corp. (b)                                     45,630
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           CONSTRUCTION & ENGINEERING--1.8%
   3,543   Dycom Industries, Inc. (b)                             $      50,947
   1,041   Granite Construction, Inc.                                    35,706
     307   KBR, Inc.                                                      8,854
   1,102   Quanta Services, Inc. (b)                                     29,247
     521   URS Corp. (b)                                                 21,017
                                                                  -------------
                                                                        145,771
                                                                  -------------
           CONSUMER FINANCE--0.7%
   4,225   AmeriCredit Corp. (b)                                         58,981
                                                                  -------------
           CONTAINERS & PACKAGING--1.5%
     874   AptarGroup, Inc.                                              38,587
     762   Packaging Corp. of America                                    16,749
     892   Sonoco Products Co.                                           29,391
   3,345   Temple-Inland, Inc.                                           39,036
                                                                  -------------
                                                                        123,763
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--1.5%
     407   DeVry, Inc.                                                   23,199
     529   Matthews International Corp., Class A                         26,154
   1,238   Regis Corp.                                                   36,149
   1,678   Service Corp. International                                   18,643
     112   Strayer Education, Inc.                                       20,797
                                                                  -------------
                                                                        124,942
                                                                  -------------
           ELECTRIC UTILITIES--2.2%
     332   DPL, Inc.                                                      9,240
   1,381   Great Plains Energy, Inc.                                     35,409
     357   Hawaiian Electric Industries, Inc.                             8,800
     795   IDACORP, Inc.                                                 25,790
   1,040   Northeast Utilities                                           27,373
   2,695   Sierra Pacific Resources                                      36,732
   1,495   Westar Energy, Inc.                                           34,669
                                                                  -------------
                                                                        178,013
                                                                  -------------
           ELECTRICAL EQUIPMENT--1.5%
     775   AMETEK, Inc.                                                  37,603
     584   Hubbell, Inc., Class B                                        26,122
     429   Roper Industries, Inc.                                        26,649
     936   Thomas & Betts Corp. (b)                                      35,063
                                                                  -------------
                                                                        125,437
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--2.4%
     457   Amphenol Corp., Class A                                       21,104
   1,012   Arrow Electronics, Inc. (b)                                   27,537
   1,040   Avnet, Inc. (b)                                               27,238
   2,150   Ingram Micro, Inc., Class A (b)                               36,572
   6,319   KEMET Corp. (b)                                               25,718


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
     326   National Instruments Corp.                             $       9,591
     259   Tech Data Corp. (b)                                            8,705
   4,696   Vishay Intertechnology, Inc. (b)                              44,376
                                                                  -------------
                                                                        200,841
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES--3.4%
     132   Exterran Holdings, Inc. (b)                                    8,816
     748   FMC Technologies, Inc. (b)                                    50,266
     908   Helmerich & Payne, Inc.                                       48,805
   1,625   Patterson-UTI Energy, Inc.                                    45,403
     730   Pride International, Inc. (b)                                 30,989
   1,074   Superior Energy Services, Inc. (b)                            47,664
     772   Tidewater, Inc.                                               50,349
                                                                  -------------
                                                                        282,292
                                                                  -------------
           FOOD & STAPLES RETAILING--0.7%
   1,192   BJ's Wholesale Club, Inc. (b)                                 45,439
     231   Ruddick Corp.                                                  8,940
                                                                  -------------
                                                                         54,379
                                                                  -------------
           FOOD PRODUCTS--1.4%
     917   Corn Products International, Inc.                             42,531
     817   Hormel Foods Corp.                                            32,198
     336   J.M. Smucker (The) Co.                                        16,760
     213   Lancaster Colony Corp.                                         8,134
     661   Smithfield Foods, Inc. (b)                                    18,957
                                                                  -------------
                                                                        118,580
                                                                  -------------
           GAS UTILITIES--1.3%
     744   AGL Resources, Inc.                                           25,296
     273   Energen Corp.                                                 18,630
     433   Equitable Resources, Inc.                                     28,738
     180   National Fuel Gas Co.                                          9,212
     191   ONEOK, Inc.                                                    9,191
     531   WGL Holdings, Inc.                                            17,417
                                                                  -------------
                                                                        108,484
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
     264   Beckman Coulter, Inc.                                         18,031
     220   DENTSPLY International, Inc.                                   8,551
     191   Edwards Lifesciences Corp. (b)                                10,585
     327   Hill-Rom Holdings, Inc.                                        8,218
     612   Hologic, Inc. (b)                                             17,864
     131   Intuitive Surgical, Inc. (b)                                  37,894
     184   Kinetic Concepts, Inc. (b)                                     7,297
     634   STERIS Corp.                                                  17,568
                                                                  -------------
                                                                        126,008
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE PROVIDERS & SERVICES--3.7%
     431   Apria Healthcare Group, Inc. (b)                       $       7,594
   1,267   Community Health Systems, Inc. (b)                            47,551
     276   Health Net, Inc. (b)                                           8,084
     593   Henry Schein, Inc. (b)                                        32,834
   1,556   Kindred Healthcare, Inc. (b)                                  36,924
   1,549   LifePoint Hospitals, Inc. (b)                                 46,656
     937   Omnicare, Inc.                                                19,068
     753   Psychiatric Solutions, Inc. (b)                               26,137
     792   Universal Health Services, Inc., Class B                      49,610
     655   WellCare Health Plans, Inc. (b)                               28,676
                                                                  -------------
                                                                        303,134
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--3.0%
   1,234   Bob Evans Farms, Inc.                                         34,638
   1,276   Boyd Gaming Corp.                                             23,925
   1,835   Brinker International, Inc.                                   41,636
     714   CBRL Group, Inc.                                              26,375
     781   Cheesecake Factory (The), Inc. (b)                            17,674
     225   Chipotle Mexican Grill, Inc. (b)                              22,079
     207   International Speedway Corp., Class A                          8,781
     545   Life Time Fitness, Inc. (b)                                   19,811
   5,673   Ruby Tuesday, Inc.                                            48,278
                                                                  -------------
                                                                        243,197
                                                                  -------------
           HOUSEHOLD DURABLES--2.2%
   1,376   American Greetings Corp., Class A                             24,630
     432   Blyth, Inc.                                                    7,275
   1,606   Hovnanian Enterprises, Inc., Class A (b)                      18,983
     583   MDC Holdings, Inc.                                            25,407
     594   Mohawk Industries, Inc. (b)                                   45,256
      57   NVR, Inc. (b)                                                 34,970
   1,087   Toll Brothers, lnc. (b)                                       24,610
                                                                  -------------
                                                                        181,131
                                                                  -------------
           HOUSEHOLD PRODUCTS--0.5%
     628   Church & Dwight Co., Inc.                                     35,683
      94   Energizer Holdings, Inc. (b)                                   7,432
                                                                  -------------
                                                                         43,115
                                                                  -------------
           INDUSTRIAL CONGLOMERATES--0.4%
   1,018   Carlisle Cos., Inc.                                           29,400
                                                                  -------------
           INSURANCE--3.6%
   1,332   American Financial Group, Inc.                                36,523
     472   Commerce Group (The), Inc.                                    17,200
     475   Everest Re Group Ltd.                                         42,916
     464   Fidelity National Financial, Inc., Class A                     7,419
     621   Hanover Insurance Group, Inc.                                 27,870
   1,875   HCC Insurance Holdings, Inc.                                  46,276
     974   Horace Mann Educators Corp.                                   16,480


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           INSURANCE (CONTINUED)
     576   Mercury General Corp.                                  $      28,737
   1,318   Old Republic International Corp.                              18,913
     210   Protective Life Corp.                                          8,950
     535   StanCorp Financial Group, Inc.                                27,413
     241   Unitrin, Inc.                                                  9,144
     307   W.R. Berkley Corp.                                             7,887
                                                                  -------------
                                                                        295,728
                                                                  -------------
           INTERNET & CATALOG RETAIL--0.5%
   1,228   NetFlix, Inc. (b)                                             39,271
                                                                  -------------
           IT SERVICES--2.4%
   2,868   Acxiom Corp.                                                  33,928
     484   Broadridge Financial Solutions, Inc.                           9,012
   2,245   CSG Systems International, Inc. (b)                           27,165
     880   Gartner, Inc. (b)                                             20,170
     617   Global Payments, Inc.                                         27,308
   2,129   Metavante Technologies, Inc. (b)                              50,181
     321   NeuStar, Inc., Class A (b)                                     8,831
     700   SRA International, Inc., Class A (b)                          18,389
                                                                  -------------
                                                                        194,984
                                                                  -------------
           LEISURE EQUIPMENT & PRODUCTS--0.2%
   1,159   Callaway Golf Co.                                             15,925
                                                                  -------------
           LIFE SCIENCES TOOLS & SERVICES--1.8%
     433   Charles River Laboratories International, Inc. (b)            25,136
     410   Covance, Inc. (b)                                             34,354
     199   Invitrogen Corp. (b)                                          18,620
     812   Pharmaceutical Product Development, Inc.                      33,633
     379   Techne Corp. (b)                                              27,485
     147   Varian, Inc. (b)                                               7,487
                                                                  -------------
                                                                        146,715
                                                                  -------------
           MACHINERY--7.2%
     711   AGCO Corp. (b)                                                42,752
     633   Crane Co.                                                     25,915
     634   Donaldson Co., Inc.                                           27,604
     610   Federal Signal Corp.                                           8,467
     408   Flowserve Corp.                                               50,630
     235   Graco, Inc.                                                    9,731
     615   Harsco Corp.                                                  36,488
     555   IDEX Corp.                                                    20,363
     392   Joy Global, Inc.                                              29,106
   1,157   Kennametal, Inc.                                              40,229
     396   Lincoln Electric Holdings, Inc.                               30,215
     632   Nordson Corp.                                                 37,307
     704   Oshkosh Truck Corp.                                           28,582
     534   Pentair, Inc.                                                 19,667
     406   SPX Corp.                                                     49,939


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           MACHINERY (CONTINUED)
   1,145   Timken (The) Co.                                       $      41,392
   1,597   Trinity Industries, Inc.                                      48,549
   1,130   Wabtec Corp.                                                  48,454
                                                                  -------------
                                                                        595,390
                                                                  -------------
           MARINE--0.2%
     395   Alexander & Baldwin, Inc.                                     19,841
                                                                  -------------
           MEDIA--2.9%
     266   Getty Images, Inc. (b)                                         8,685
   2,490   Harte-Hanks, Inc.                                             34,013
     643   John Wiley & Sons, Inc., Class A                              29,610
   4,251   Lee Enterprises, Inc.                                         32,860
   2,428   Media General, Inc., Class A                                  35,643
   1,406   Scholastic Corp. (b)                                          39,579
   3,922   Valassis Communications, Inc. (b)                             55,693
                                                                  -------------
                                                                        236,083
                                                                  -------------
           METALS & MINING--2.2%
     304   Carpenter Technology Corp.                                    15,589
     355   Cleveland-Cliffs, Inc.                                        56,942
   1,136   Commercial Metals Co.                                         35,375
     711   Reliance Steel & Aluminum Co.                                 43,215
     258   Steel Dynamics, Inc.                                           8,991
   1,009   Worthington Industries, Inc.                                  18,172
                                                                  -------------
                                                                        178,284
                                                                  -------------
           MULTILINE RETAIL--0.2%
     617   Dollar Tree, Inc. (b)                                         19,497
                                                                  -------------
           MULTI-UTILITIES--4.2%
   1,215   Alliant Energy Corp.                                          45,769
   2,651   Aquila, Inc. (b)                                               9,544
     951   Black Hills Corp.                                             37,099
   1,058   Energy East Corp.                                             24,122
   1,387   MDU Resources Group, Inc.                                     40,043
     559   NSTAR                                                         18,005
   1,092   OGE Energy Corp.                                              35,697
   2,730   PNM Resources, Inc.                                           39,558
     987   Puget Energy, Inc.                                            26,856
     698   SCANA Corp.                                                   27,522
     952   Vectren Corp.                                                 26,923
     387   Wisconsin Energy Corp.                                        18,367
                                                                  -------------
                                                                        349,505
                                                                  -------------
           OFFICE ELECTRONICS--0.2%
     511   Zebra Technologies Corp., Class A (b)                         18,779
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS--5.5%
     391   Arch Coal, Inc.                                        $      22,428
     540   Bill Barrett Corp. (b)                                        27,772
     777   Cimarex Energy Co.                                            48,407
   1,192   Denbury Resources, Inc. (b)                                   36,428
   1,056   Encore Acquisition Co. (b)                                    48,185
     348   Forest Oil Corp. (b)                                          20,508
     322   Newfield Exploration Co. (b)                                  19,565
     607   Overseas Shipholding Group, Inc.                              45,683
     693   Pioneer Natural Resources Co.                                 40,007
     641   Plains Exploration & Production Co. (b)                       39,921
   1,165   Quicksilver Resources, Inc. (b)                               48,336
   1,263   Southwestern Energy Co. (b)                                   53,438
                                                                  -------------
                                                                        450,678
                                                                  -------------
           PERSONAL PRODUCTS--0.4%
   1,242   Alberto-Culver Co.                                            31,261
                                                                  -------------
           PHARMACEUTICALS--0.6%
   1,128   Perrigo Co.                                                   46,237
                                                                  -------------
           REAL ESTATE INVESTMENT TRUSTS--0.4%
     500   Hospitality Properties Trust                                  16,065
     206   Potlatch Corp.                                                 9,231
     196   Rayonier, Inc.                                                 8,238
                                                                  -------------
                                                                         33,534
                                                                  -------------
           REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
     330   Jones Lang LaSalle, Inc.                                      25,611
                                                                  -------------
           ROAD & RAIL--2.2%
   3,205   Avis Budget Group, Inc. (b)                                   42,562
     172   Con-way, Inc.                                                  7,955
   1,354   J.B. Hunt Transport Services, Inc.                            45,996
     849   Kansas City Southern (b)                                      38,273
   2,293   Werner Enterprises, Inc.                                      44,599
                                                                  -------------
                                                                        179,385
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.1%
   2,445   Atmel Corp. (b)                                                9,095
     609   Cree, Inc. (b)                                                15,834
   1,802   Cypress Semiconductor Corp. (b)                               50,672
   2,142   Fairchild Semiconductor International, Inc. (b)               27,932
   1,906   Integrated Device Technology, Inc. (b)                        20,375
   1,187   International Rectifier Corp. (b)                             27,016
     332   Intersil Corp., Class A                                        8,871
   1,113   Lam Research Corp. (b)                                        45,455
  15,996   RF Micro Devices, Inc. (b)                                    53,907
                                                                  -------------
                                                                        259,157
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           SOFTWARE--2.5%
     427   ACI Worldwide, Inc. (b)                                $       9,437
   1,246   Activision, Inc. (b)                                          33,704
     200   Advent Software, Inc. (b)                                      7,972
   3,984   Cadence Design Systems, Inc. (b)                              44,342
   1,035   Jack Henry & Associates, Inc.                                 27,200
     514   McAfee, Inc. (b)                                              17,091
     964   Mentor Graphics Corp. (b)                                      9,707
   1,065   Parametric Technology Corp. (b)                               18,563
   1,294   Sybase, Inc. (b)                                              38,069
                                                                  -------------
                                                                        206,085
                                                                  -------------
           SPECIALTY RETAIL--7.2%
     500   Advance Auto Parts, Inc.                                      17,340
   1,569   Aeropostale, Inc. (b)                                         49,880
   1,760   AnnTaylor Stores Corp. (b)                                    44,528
     833   Barnes & Noble, Inc.                                          26,889
   4,349   Borders Group, Inc.                                           27,399
   1,315   CarMax, Inc. (b)                                              27,286
   8,809   Charming Shoppes, Inc. (b)                                    45,454
   6,740   Coldwater Creek, Inc. (b)                                     35,992
   3,511   Collective Brands, Inc. (b)                                   43,431
   1,271   Dick's Sporting Goods, Inc. (b)                               36,351
   2,169   Foot Locker, Inc.                                             27,438
     631   Guess?, Inc.                                                  24,155
     298   O'Reilly Automotive, Inc. (b)                                  8,603
   1,665   PetSmart, Inc.                                                37,263
   1,855   Rent-A-Center, Inc. (b)                                       39,938
   1,420   Ross Stores, Inc.                                             47,556
   1,357   Urban Outfitters, Inc. (b)                                    46,477
     351   Williams-Sonoma, Inc.                                          9,266
                                                                  -------------
                                                                        595,246
                                                                  -------------
           TEXTILES, APPAREL & LUXURY GOODS--1.4%
   1,166   Hanesbrands, Inc. (b)                                         40,833
     673   Phillips-Van Heusen Corp.                                     28,407
   1,079   Warnaco Group (The), Inc. (b)                                 49,786
                                                                  -------------
                                                                        119,026
                                                                  -------------
           THRIFTS & MORTGAGE FINANCE--0.6%
     626   First Niagara Financial Group, Inc.                            9,033
   7,311   PMI Group (The), Inc.                                         41,161
                                                                  -------------
                                                                         50,194
                                                                  -------------
           TOBACCO--0.2%
     260   Universal Corp.                                               16,689
                                                                  -------------
           TRADING COMPANIES & DISTRIBUTORS--1.8%
     741   Fastenal Co.                                                  36,168
     871   GATX Corp.                                                    38,324


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           TRADING COMPANIES & DISTRIBUTORS (CONTINUED)
     604   MSC Industrial Direct Co., Inc., Class A               $      29,451
   2,258   United Rentals, Inc. (b)                                      42,541
                                                                  -------------
                                                                        146,484
                                                                  -------------

           WIRELESS TELECOMMUNICATION SERVICES--0.5%
   1,084   Telephone and Data Systems, Inc.                              41,517
                                                                  -------------

           TOTAL COMMON STOCKS--100.0%
           (Cost $8,285,155)                                          8,234,395

           MONEY MARKET FUND--0.8%
  65,421   J.P. Morgan Institutional Treasury Money
              Market Fund--1.47% (c)
           (Cost $65,421)                                                65,421
                                                                  -------------

           TOTAL INVESTMENTS--100.8%
           (Cost $8,350,576) (d)                                      8,299,816
           NET OTHER ASSETS AND LIABILITIES--(0.8)%                     (64,308)
                                                                  -------------

           NET ASSETS--100.0%                                     $   8,235,508
                                                                  =============




    (a) All percentages shown in the Portfolio of Investments are based on net assets.

    (b)  Non-income producing security.

    (c)  Represents annualized 7-day yield at April 30, 2008.

    (d) Aggregate cost for federal income tax and financial reporting purposes. As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $645,125 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $695,885.




              See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS--100.0%
           AEROSPACE & DEFENSE--2.0%
     401   AAR Corp. (b)                                          $       9,383
     618   Applied Signal Technology, Inc.                                7,070
     128   Cubic Corp.                                                    3,470
     264   Curtiss-Wright Corp.                                          12,537
     362   Esterline Technologies Corp. (b)                              20,150
     709   GenCorp, Inc. (b)                                              6,076
     346   Moog, Inc., Class A (b)                                       14,916
     233   Teledyne Technologies, Inc. (b)                               13,684
     192   Triumph Group, Inc.                                           11,303
                                                                  -------------
                                                                         98,589
                                                                  -------------
           AEROSPACE/DEFENSE--0.4%
     757   Orbital Sciences Corp. (b)                                    20,371
                                                                  -------------
           AIR FREIGHT & LOGISTICS--0.6%
     412   Forward Air Corp.                                             14,045
     555   Hub Group, Inc., Class A (b)                                  18,143
                                                                  -------------
                                                                         32,188
                                                                  -------------
           AIRLINES--0.3%
     864   Skywest, Inc.                                                 16,442
                                                                  -------------
           AUTO COMPONENTS--0.6%
     863   Spartan Motors, Inc.                                           8,104
   2,981   Standard Motor Products, Inc.                                 18,124
     176   Superior Industries International, Inc.                        3,575
                                                                  -------------
                                                                         29,803
                                                                  -------------
           AUTOMOBILES--0.3%
     770   Monaco Coach Corp.                                             4,874
     648   Winnebago Industries, Inc.                                    10,426
                                                                  -------------
                                                                         15,300
                                                                  -------------
           BEVERAGES--0.3%
     384   Boston Beer (The) Co., Inc., Class A (b)                      17,011
                                                                  -------------
           BIOTECHNOLOGY--1.2%
     396   Cubist Pharmaceuticals, Inc. (b)                               7,667
     434   LifeCell Corp. (b)                                            22,038
     477   Martek Biosciences Corp. (b)                                  16,819
     380   Regeneron Pharmaceuticals, Inc. (b)                            7,456
     182   Savient Pharmaceuticals, Inc. (b)                              3,975
                                                                  -------------
                                                                         57,955
                                                                  -------------
           BUILDING PRODUCTS--1.8%
     948   Apogee Enterprises, Inc.                                      21,151
     933   Gibraltar Industries, Inc.                                     9,750
   2,121   Griffon Corp. (b)                                             19,831
     203   Lennox International, Inc.                                     6,727


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           BUILDING PRODUCTS (CONTINUED)
     754   NCI Building Systems, Inc. (b)                         $      18,202
     134   Simpson Manufacturing Co., Inc.                                3,536
     340   Universal Forest Products, Inc.                               11,801
                                                                  -------------
                                                                         90,998
                                                                  -------------
           CAPITAL MARKETS--0.8%
     316   Investment Technology Group, Inc. (b)                         15,250
     430   Piper Jaffray Cos., Inc. (b)                                  16,022
     597   SWS Group, Inc.                                                7,833
                                                                  -------------
                                                                         39,105
                                                                  -------------
           CHEMICALS--1.8%
     355   A. Schulman, Inc.                                              7,526
      98   Arch Chemicals, Inc.                                           3,339
     536   H.B. Fuller Co.                                               12,371
     940   Material Sciences Corp. (b)                                    7,464
     242   NewMarket Corp.                                               15,712
     201   OM Group, Inc. (b)                                            11,007
     672   Penford Corp.                                                 14,757
   1,146   PolyOne Corp. (b)                                              8,457
   3,742   Tronox, Inc., Class B                                         11,189
                                                                  -------------
                                                                         91,822
                                                                  -------------
           COMMERCIAL BANKS--2.8%
   1,145   Cascade Bancorp                                               10,442
     163   Columbia Banking System, Inc.                                  4,414
     822   East West Bancorp, Inc.                                       11,705
     359   First BanCorp                                                  3,694
     206   Frontier Financial Corp.                                       3,296
     381   Glacier Bancorp, Inc.                                          7,841
     174   Hancock Holding Co.                                            7,181
     562   Nara Bancorp, Inc.                                             7,379
     201   National Penn Bancshares, Inc.                                 3,355
     232   PrivateBancorp, Inc.                                           7,886
     255   Prosperity Bancshares, Inc.                                    7,897
   1,359   Provident Bankshares Corp.                                    17,410
     246   South Financial Group (The), Inc.                              1,486
     367   Sterling Bancshares, Inc.                                      3,813
     935   Sterling Financial Corp.                                      11,416
     266   UMB Financial Corp.                                           13,204
     235   Umpqua Holdings Corp.                                          3,466
     215   United Community Banks, Inc.                                   2,952
     294   Whitney Holding Corp.                                          6,883
     104   Wintrust Financial Corp.                                       3,299
                                                                  -------------
                                                                        139,019
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--5.0%
     163   ABM Industries, Inc.                                           3,413
     309   Administaff, Inc.                                              8,093
     610   Angelica Corp.                                                 9,858
     718   Bowne & Co., Inc.                                             11,948


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
     291   CDI Corp.                                              $       7,915
     260   Consolidated Graphics., Inc. (b)                              15,123
     410   G&K Services, Inc., Class A                                   12,927
     707   Healthcare Services Group, Inc.                               10,789
     449   Heidrick & Struggles International, Inc.                      13,439
     519   Interface, Inc., Class A                                       6,664
     384   Mobile Mini, Inc. (b)                                          8,160
   2,298   On Assignment, Inc. (b)                                       16,154
     347   School Specialty, Inc. (b)                                    10,216
   2,981   Spherion Corp. (b)                                            14,726
   1,037   Sykes Enterprises, Inc. (b)                                   17,235
     374   Tetra Tech, Inc. (b)                                           7,903
   1,086   TrueBlue, Inc. (b)                                            13,825
     229   United Stationers, Inc. (b)                                   10,097
     203   Viad Corp.                                                     6,386
   1,076   Volt Information Sciences, Inc. (b)                           14,354
     356   Waste Connections, Inc. (b)                                   11,417
     321   Watson Wyatt Worldwide, Inc., Class A                         18,816
                                                                  -------------
                                                                        249,458
                                                                  -------------
           COMMUNICATIONS EQUIPMENT--1.5%
   3,134   Arris Group, Inc. (b)                                         25,385
     393   Bel Fuse, Inc., Class B                                       10,246
     355   Black Box Corp.                                               10,554
      94   Comtech Telecommunications Corp. (b)                           3,641
   1,265   Digi International, Inc. (b)                                  10,424
   2,785   Tollgrade Communications, Inc. (b)                            14,036
                                                                  -------------
                                                                         74,286
                                                                  -------------
           COMPUTERS & PERIPHERALS--0.8%
     917   Hutchinson Technology, Inc. (b)                               12,966
     282   Intevac, Inc. (b)                                              3,745
   1,885   Novatel Wireless, Inc. (b)                                    16,814
     153   Synaptics, Inc. (b)                                            5,193
                                                                  -------------
                                                                         38,718
                                                                  -------------
           CONSTRUCTION & ENGINEERING--0.6%
     329   EMCOR Group, Inc. (b)                                          8,245
     264   Insituform Technologies, Inc., Class A (b)                     4,467
     310   Shaw Group (The), Inc. (b)                                    15,320
                                                                  -------------
                                                                         28,032
                                                                  -------------
           CONSTRUCTION MATERIALS--0.2%
     553   Headwaters, Inc. (b)                                           6,321
      61   Texas Industries, Inc.                                         4,722
                                                                  -------------
                                                                         11,043
                                                                  -------------
           CONSUMER FINANCE--0.8%
     501   Cash America International, Inc.                              20,436
     814   Rewards Network, Inc. (b)                                      3,923


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           CONSUMER FINANCE (CONTINUED)
     458   World Acceptance Corp. (b)                             $      18,036
                                                                  -------------
                                                                         42,395
                                                                  -------------
           CONTAINERS & PACKAGING--0.7%
   2,276   Chesapeake Corp. (b)                                           9,969
     834   Myers Industries, Inc.                                        10,492
     365   Rock-Tenn Co., Class A                                        12,384
                                                                  -------------
                                                                         32,845
                                                                  -------------
           DISTRIBUTORS--0.8%
     342   Audiovox Corp., Class A (b)                                    3,735
   4,165   Building Materials Holding Corp.                              19,409
     812   LKQ Corp. (b)                                                 17,669
                                                                  -------------
                                                                         40,813
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--0.5%
     424   Bright Horizons Family Solutions, Inc. (b)                    20,102
     130   Coinstar, Inc. (b)                                             4,146
                                                                  -------------
                                                                         24,248
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES--0.2%
     167   Financial Federal Corp.                                        3,899
     170   Portfolio Recovery Associates, Inc. (b)                        7,482
                                                                  -------------
                                                                         11,381
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--0.3%
     404   FairPoint Communications, Inc.                                 3,721
   1,783   General Communication, Inc., Class A (b)                      11,072
                                                                  -------------
                                                                         14,793
                                                                  -------------
           ELECTRIC UTILITIES--1.7%
     283   ALLETE, Inc.                                                  11,821
     458   Central Vermont Public Service Corp.                          10,671
     822   Cleco Corp.                                                   19,736
     512   El Paso Electric Co. (b)                                      11,556
     363   UIL Holdings Corp.                                            11,362
     656   Unisource Energy Corp.                                        20,494
                                                                  -------------
                                                                         85,640
                                                                  -------------
           ELECTRICAL EQUIPMENT--1.7%
     444   A.O. Smith Corp.                                              13,737
     170   Acuity Brands, Inc.                                            8,133
     261   Baldor Electric Co.                                            8,456
     413   Belden, Inc.                                                  13,935
     437   Brady Corp., Class A                                          14,836
     498   Regal-Beloit Corp.                                            18,472


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           ELECTRICAL EQUIPMENT (CONTINUED)
     273   Woodward Governor Co.                                  $       9,590
                                                                  -------------
                                                                         87,159
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--5.6%
     228   Anixter International, Inc. (b)                               12,989
     813   Benchmark Electronics, Inc. (b)                               14,455
     436   Brightpoint, Inc. (b)                                          3,994
     679   Checkpoint Systems, Inc. (b)                                  17,606
   1,364   CTS Corp.                                                     15,345
     443   Electro Scientific Industries, Inc. (b)                        7,270
     351   FARO Technologies, Inc. (b)                                   12,369
     606   FLIR Systems, Inc. (b)                                        20,804
   1,231   Gerber Scientific, Inc. (b)                                   11,411
     834   Insight Enterprises, Inc. (b)                                 10,058
     202   Itron, Inc. (b)                                               18,802
     209   Littelfuse, Inc. (b)                                           7,683
   1,560   Methode Electronics, Inc.                                     16,910
     226   MTS Systems Corp.                                              7,770
   1,307   Newport Corp. (b)                                             15,044
     282   Park Electrochemical Corp.                                     7,642
     650   Plexus Corp. (b)                                              15,659
     504   ScanSource, Inc. (b)                                          12,585
     516   SYNNEX Corp. (b)                                              12,322
     473   Technitrol, Inc.                                               9,933
     255   Trimble Navigation Ltd. (b)                                    8,361
   1,611   TTM Technologies, Inc. (b)                                    21,442
     611   X-Rite, Inc. (b)                                               1,540
                                                                  -------------
                                                                        281,994
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES--5.3%
     159   Atwood Oceanics, Inc. (b)                                     16,010
     826   Basic Energy Services, Inc. (b)                               19,163
     340   Bristow Group, Inc. (b)                                       17,935
      91   CARBO Ceramics, Inc.                                           4,325
      79   Dril-Quip, Inc. (b)                                            4,516
     508   Gulf Island Fabrication, Inc.                                 20,085
     116   Helix Energy Solutions Group, Inc. (b)                         4,008
     399   Hornbeck Offshore Services, Inc. (b)                          19,897
   1,058   ION Geophysical Corp. (b)                                     16,854
     229   Lufkin Industries, Inc.                                       17,278
     425   Matrix Service Co. (b)                                         8,547
     156   NATCO Group, Inc., Class A (b)                                 7,894
     174   Oceaneering International, Inc. (b)                           11,620
   1,145   Pioneer Drilling Co. (b)                                      18,698
     214   SEACOR Holdings, Inc. (b)                                     18,214
     834   Superior Well Services, Inc. (b)                              19,858
     461   TETRA Technologies, Inc. (b) (b)                               7,496
     193   Unit Corp. (b)                                                12,257
     265   W-H Energy Services, Inc. (b)                                 20,481
                                                                  -------------
                                                                        265,136
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           FOOD & STAPLES RETAILING--1.3%
     409   Andersons (The), Inc.                                  $      18,588
     646   Casey's General Stores, Inc.                                  14,296
     278   Great Atlantic & Pacific Tea (The) Co., Inc. (b)               7,651
     172   Longs Drug Stores Corp.                                        6,890
     107   Nash Finch Co.                                                 3,914
     112   Performance Food Group Co. (b)                                 3,748
     350   Spartan Stores, Inc.                                           7,308
                                                                  -------------
                                                                         62,395
                                                                  -------------
           FOOD PRODUCTS--1.9%
     737   Flowers Foods, Inc.                                           19,081
     371   Hain Celestial Group (The), Inc. (b)                           9,156
     398   J & J Snack Foods Corp.                                       11,399
     186   Lance, Inc.                                                    3,899
     314   Ralcorp Holdings, Inc. (b)                                    19,167
     480   Sanderson Farms, Inc.                                         20,001
     479   TreeHouse Foods, Inc. (b)                                     10,859
                                                                  -------------
                                                                         93,562
                                                                  -------------
           GAS UTILITIES--1.4%
     572   Atmos Energy Corp.                                            15,834
     102   Laclede Group (The), Inc.                                      3,858
     168   Northwest Natural Gas Co.                                      7,538
     139   Piedmont Natural Gas Co., Inc.                                 3,654
     104   South Jersey Industries, Inc.                                  3,797
     470   Southern Union Co.                                            12,041
     522   Southwest Gas Corp.                                           15,070
     293   UGI Corp.                                                      7,618
                                                                  -------------
                                                                         69,410
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--3.8%
     157   Abaxis, Inc. (b)                                               4,000
     257   American Medical Systems Holdings, Inc. (b)                    3,624
     110   Analogic Corp.                                                 6,335
     219   ArthroCare Corp. (b)                                           9,868
     427   CONMED Corp. (b)                                              10,897
   1,553   CryoLife, Inc. (b)                                            16,493
     252   Cyberonics, Inc. (b)                                           3,982
      88   Datascope Corp.                                                3,296
     396   Greatbatch, Inc. (b)                                           7,199
     184   Haemonetics Corp. (b)                                         10,530
     148   IDEXX Laboratories, Inc. (b)                                   7,874
     336   Integra LifeSciences Holdings (b)                             14,236
     252   Kensey Nash Corp. (b)                                          7,348
     142   Mentor Corp.                                                   4,156
     437   Meridian Bioscience, Inc.                                     11,768
   1,152   Merit Medical Systems, Inc. (b)                               16,947
   1,536   Osteotech, Inc. (b)                                            7,772
      87   SurModics, Inc. (b)                                            3,869
     220   Symmetry Medical, Inc. (b)                                     3,087
   3,704   Theragenics Corp. (b)                                         15,742
      72   Vital Signs, Inc.                                              3,768


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
     330   West Pharmaceutical Services, Inc.                     $      15,480
                                                                  -------------
                                                                        188,271
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES--3.5%
     302   Air Methods Corp. (b)                                         12,110
     371   Amedisys, Inc. (b)                                            19,218
     400   AMERIGROUP Corp. (b)                                          10,396
     237   AMN Healthcare Services, Inc. (b)                              3,458
     462   AmSurg Corp. (b)                                              11,799
     523   Centene Corp. (b)                                              9,608
      86   Chemed Corp.                                                   2,933
     885   Cross Country Healthcare, Inc. (b)                            10,585
     734   HealthExtras, Inc. (b)                                        20,712
     511   HMS Holdings Corp. (b)                                        13,168
     127   inVentiv Health, Inc. (b)                                      3,776
     164   Matria Healthcare, Inc. (b)                                    4,182
     802   MedCath Corp. (b)                                             14,885
     149   Molina Healthcare, Inc. (b)                                    3,700
     405   Odyssey HealthCare, Inc. (b)                                   3,706
     162   Pediatrix Medical Group, Inc. (b)                             11,019
     219   PSS World Medical, Inc. (b)                                    3,607
     486   RehabCare Group, Inc. (b)                                      8,262
     638   Res-Care, Inc. (b)                                            10,393
                                                                  -------------
                                                                        177,517
                                                                  -------------
           HEALTH CARE TECHNOLOGY--0.2%
     354   Allscripts Healthcare Solutions, Inc. (b)                      3,950
     182   Omnicell, Inc. (b)                                             2,188
     214   Phase Forward, Inc. (b)                                        3,938
                                                                  -------------
                                                                         10,076
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--5.1%
     149   Buffalo Wild Wings, Inc. (b)                                   4,582
     835   California Pizza Kitchen, Inc. (b)                            13,018
     253   CEC Entertainment, Inc. (b)                                    9,412
     650   CKE Restaurants, Inc.                                          6,819
     229   IHOP Corp.                                                    10,681
     272   Jack in the Box, Inc. (b)                                      7,276
   1,121   Landry's Restaurants, Inc.                                    17,902
     190   Marcus (The) Corp.                                             3,152
   2,733   Multimedia Games, Inc. (b)                                    11,643
   1,267   O'Charley's, Inc.                                             14,697
     513   P.F. Chang's China Bistro, Inc. (b)                           15,918
     348   Panera Bread Co., Class A (b)                                 18,186
     452   Papa John's International, Inc. (b)                           12,204
     155   Peet's Coffee & Tea, Inc. (b)                                  3,601
     570   Pinnacle Entertainment, Inc. (b)                               8,846
     486   Red Robin Gourmet Burgers, Inc. (b)                           19,964
   2,640   Ruth's Chris Steak House, Inc. (b)                            19,403
     497   Sonic Corp. (b)                                               10,929
   1,854   Steak n Shake (The) Co. (b)                                   14,684
     745   Texas Roadhouse, Inc., Class A (b)                             8,791


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           HOTELS, RESTAURANTS & LEISURE (CONTINUED)
   1,056   Triarc Cos., Inc., Class B                             $       7,498
     406   WMS Industries, Inc. (b)                                      14,693
                                                                  -------------
                                                                        253,899
                                                                  -------------
           HOUSEHOLD DURABLES--1.2%
     385   Ethan Allen Interiors, Inc.                                   10,576
     437   La-Z-Boy, Inc.                                                 2,784
     567   Meritage Homes Corp. (b)                                      10,756
     279   National Presto Industries, Inc.                              15,119
     519   Russ Berrie and Co., Inc. (b)                                  7,276
   1,501   Standard Pacific Corp. (b)                                     7,595
     151   Universal Electronics, Inc. (b)                                3,881
                                                                  -------------
                                                                         57,987
                                                                  -------------
           HOUSEHOLD PRODUCTS--0.1%
     219   WD-40 Co.                                                      6,815
                                                                  -------------
           INDUSTRIAL CONGLOMERATES--0.4%
     490   Standex International Corp.                                   10,330
     601   Tredegar Corp.                                                 9,820
                                                                  -------------
                                                                         20,150
                                                                  -------------
           INSURANCE--2.6%
     374   Delphi Financial Group, Inc., Class A                         10,180
     232   Hilb Rogal & Hobbs Co.                                         6,712
     439   Infinity Property & Casualty Corp.                            17,016
     268   Navigators Group (The), Inc. (b)                              13,132
     628   Presidential Life Corp.                                       10,651
     136   ProAssurance Corp. (b)                                         7,198
     368   RLI Corp.                                                     17,664
     534   Safety Insurance Group, Inc.                                  19,171
     132   SCPIE Holdings, Inc. (b)                                       3,667
     458   Selective Insurance Group, Inc.                                9,765
     290   Tower Group, Inc.                                              6,812
     293   United Fire & Casualty Co.                                     9,654
                                                                  -------------
                                                                        131,622
                                                                  -------------
           INTERNET & CATALOG RETAIL--0.2%
      67   Blue Nile, Inc. (b)                                            3,328
     658   PetMed Express, Inc. (b)                                       7,383
                                                                  -------------
                                                                         10,711
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--1.1%
     293   Bankrate, Inc. (b)                                            15,306
     163   j2 Global Communications, Inc. (b)                             3,488
     932   Knot (The), Inc. (b)                                          10,942
   1,378   Perficient, Inc. (b)                                          12,650


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           INTERNET SOFTWARE & SERVICES (CONTINUED)
     584   Websense, Inc. (b)                                     $      11,359
                                                                  -------------
                                                                         53,745
                                                                  -------------
           IT SERVICES--2.4%
     320   CACI International Inc., Class A (b)                          16,038
   3,723   CIBER, Inc. (b)                                               23,307
     749   Cybersource Corp. (b)                                         13,594
   1,685   Gevity HR, Inc.                                               11,492
     402   ManTech International Corp., Class A (b)                      19,204
     298   MAXIMUS, Inc.                                                 11,300
     760   SI International, Inc. (b)                                    17,434
     396   StarTek, Inc. (b)                                              3,734
     119   Wright Express Corp. (b)                                       3,927
                                                                  -------------
                                                                        120,030
                                                                  -------------
           LEISURE EQUIPMENT & PRODUCTS--1.0%
   1,501   Arctic Cat, Inc.                                              11,378
     662   JAKKS Pacific, Inc. (b)                                       15,550
     178   Polaris Industries, Inc.                                       8,286
     522   RC2 Corp. (b)                                                  9,657
     886   Sturm, Ruger & Co., Inc. (b)                                   6,663
                                                                  -------------
                                                                         51,534
                                                                  -------------
           LIFE SCIENCES TOOLS & SERVICES--0.9%
      95   Dionex Corp. (b)                                               7,431
     406   Kendle International, Inc. (b)                                17,332
     699   PAREXEL International Corp. (b)                               17,754
     145   Pharmanet Development Group, Inc. (b)                          3,460
                                                                  -------------
                                                                         45,977
                                                                  -------------
           MACHINERY--4.3%
     303   Albany International Corp., Class A                           10,999
     282   Astec Industries, Inc. (b)                                    10,335
     477   Barnes Group, Inc.                                            12,440
     204   Briggs & Stratton Corp.                                        3,105
     370   Cascade Corp.                                                 16,003
     205   CLARCOR, Inc.                                                  8,602
     351   EnPro Industries, Inc. (b)                                    12,741
     492   Gardner Denver, Inc. (b)                                      22,853
      83   Kaydon Corp.                                                   4,347
     178   Lindsay Corp.                                                 18,533
   1,275   Lydall, Inc. (b)                                              14,854
     632   Mueller Industries, Inc.                                      20,458
     447   Robbins & Myers, Inc.                                         17,817
     208   Valmont Industries, Inc.                                      20,480
   1,623   Wabash National Corp.                                         13,601


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           MACHINERY (CONTINUED)
     390   Watts Water Technologies, Inc., Class A                $      10,479
                                                                  -------------
                                                                        217,647
                                                                  -------------
           MARINE--0.4%
     320   Kirby Corp. (b)                                               17,549
                                                                  -------------
           MEDIA--0.2%
      85   Arbitron, Inc.                                                 4,066
     602   Live Nation, Inc. (b)                                          8,302
                                                                  -------------
                                                                         12,368
                                                                  -------------
           METALS & MINING--1.2%
     541   A.M. Castle & Co.                                             16,722
     350   AMCOL International Corp.                                     10,395
     275   Century Aluminum Co. (b)                                      19,055
     323   RTI International Metals, Inc. (b)                            13,304
                                                                  -------------
                                                                         59,476
                                                                  -------------
           MULTILINE RETAIL--0.7%
   1,424   Fred's, Inc.                                                  15,778
   3,522   Tuesday Morning Corp. (b)                                     19,160
                                                                  -------------
                                                                         34,938
                                                                  -------------
           MULTI-UTILITIES--0.4%
     373   Avista Corp.                                                   7,658
     281   CH Energy Group, Inc.                                          9,936
                                                                  -------------
                                                                         17,594
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--2.5%
     215   Cabot Oil & Gas Corp.                                         12,249
     248   Penn Virginia Corp.                                           13,020
     158   Petroleum Development Corp. (b)                               11,886
   1,052   PetroQuest Energy, Inc. (b)                                   21,860
     379   St. Mary Land & Exploration Co.                               16,570
     349   Stone Energy Corp. (b)                                        21,268
     405   Swift Energy Co. (b)                                          21,117
     390   World Fuel Services Corp.                                      9,578
                                                                  -------------
                                                                        127,548
                                                                  -------------
           PAPER & FOREST PRODUCTS--1.0%
   1,635   Buckeye Technologies, Inc. (b)                                14,109
      66   Deltic Timber Corp.                                            3,482
     566   Neenah Paper, Inc.                                            13,007
     315   Schweitzer-Mauduit International, Inc.                         6,971
   1,767   Wausau Paper Corp.                                            13,677
                                                                  -------------
                                                                         51,246
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           PERSONAL PRODUCTS--0.4%
     165   Chattem, Inc. (b)                                      $      11,530
   1,023   Mannatech, Inc.                                                6,680
                                                                  -------------
                                                                         18,210
                                                                  -------------
           PHARMACEUTICALS--0.9%
   2,905   Salix Pharmaceuticals, Ltd. (b)                               20,393
     374   Sciele Pharma, Inc. (b)                                        7,207
   2,041   ViroPharma, Inc. (b)                                          18,696
                                                                  -------------
                                                                         46,296
                                                                  -------------
           REAL ESTATE INVESTMENT TRUSTS--1.1%
     759   Colonial Properties Trust                                     18,390
     288   DiamondRock Hospitality Co.                                    3,672
      74   Entertainment Properties Trust                                 3,949
     901   Extra Space Storage, Inc.                                     15,164
     142   LTC Properties, Inc.                                           3,867
     645   Medical Properties Trust, Inc.                                 7,837
     165   National Retail Properties, Inc.                               3,780
                                                                  -------------
                                                                         56,659
                                                                  -------------
           ROAD & RAIL--1.5%
     573   Arkansas Best Corp.                                           22,622
     512   Heartland Express, Inc.                                        7,921
     665   Knight Transportation, Inc.                                   11,298
     350   Landstar System, Inc.                                         18,186
     573   Old Dominion Freight Line, Inc. (b)                           17,591
                                                                  -------------
                                                                         77,618
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.8%
   1,376   Advanced Energy Industries, Inc. (b)                          19,264
     131   ATMI, Inc. (b)                                                 3,857
     652   Axcelis Technologies, Inc. (b)                                 3,521
   1,126   Brooks Automation, Inc. (b)                                   11,665
     227   Cabot Microelectronics Corp. (b)                               7,729
     701   Cymer, Inc. (b)                                               18,219
     167   FEI Co. (b)                                                    3,652
   1,372   Kopin Corp. (b)                                                4,089
   3,053   Kulicke & Soffa Industries, Inc. (b)                          20,119
     787   Micrel, Inc.                                                   7,728
     320   Microsemi Corp. (b)                                            7,840
     682   MKS Instruments, Inc. (b)                                     15,584
     746   Pericom Semiconductor Corp. (b)                               12,712
   1,910   Photronics, Inc. (b)                                          20,246
     747   Rudolph Technologies, Inc. (b)                                 7,590
   1,002   Skyworks Solutions, Inc. (b)                                   8,707
     125   Standard Microsystems Corp. (b)                                3,706
     358   Supertex, Inc. (b)                                             7,683
     130   Varian Semiconductor Equipment Associates, Inc. (b)            4,762
                                                                  -------------
                                                                        188,673
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           SOFTWARE--3.4%
     359   Ansoft Corp. (b)                                       $      11,904
     317   ANSYS, Inc. (b)                                               12,753
     301   Blackbaud, Inc.                                                7,070
     353   Concur Technologies, Inc. (b)                                 11,698
     326   Epicor Software Corp. (b)                                      2,608
      68   Factset Research Systems, Inc.                                 4,082
     855   Informatica Corp. (b)                                         13,646
     800   JDA Software Group, Inc. (b)                                  15,120
     159   Manhattan Associates, Inc. (b)                                 4,136
     434   MICROS Systems, Inc. (b)                                      15,472
     932   Phoenix Technologies Ltd. (b)                                 10,988
     244   Progress Software Corp. (b)                                    7,376
     122   Quality Systems, Inc.                                          3,919
     522   Radiant Systems, Inc. (b)                                      7,042
     282   SPSS, Inc. (b)                                                11,912
     572   Take-Two Interactive Software, Inc. (b)                       15,009
   1,044   Tyler Technologies, Inc. (b)                                  15,107
                                                                  -------------
                                                                        169,842
                                                                  -------------
           SPECIALTY RETAIL--7.9%
     847   Aaron Rents, Inc.                                             21,090
   2,080   Big 5 Sporting Goods Corp.                                    19,115
   1,210   Brown Shoe Co., Inc.                                          20,183
   1,031   Cabela's, Inc., Class A (b)                                   13,949
   1,221   Cato (The) Corp., Class A                                     21,062
   1,052   Charlotte Russe Holding, Inc. (b)                             16,706
     594   Children's Place Retail Stores (The), Inc. (b)                13,811
     282   Dress Barn (The), Inc. (b)                                     3,796
   3,832   Finish Line (The), Inc., Class  A                             25,175
     631   Genesco, Inc. (b)                                             13,983
     622   Group 1 Automotive, Inc.                                      16,595
     457   Gymboree (The) Corp. (b)                                      19,752
     686   Haverty Furniture Cos., Inc.                                   6,263
   4,233   Hot Topic, Inc. (b)                                           22,476
     991   Jo-Ann Stores, Inc. (b)                                       18,770
   1,795   Lithia Motors, Inc., Class A                                  16,155
     878   MarineMax, Inc. (b)                                           10,009
     784   Men's Wearhouse (The), Inc.                                   20,878
     424   Midas, Inc. (b)                                                6,585
   1,099   Pep Boys-Manny, Moe & Jack (The)                               9,803
     888   Sonic Automotive, Inc., Class A                               18,018
     676   Stage Stores, Inc.                                            10,640
   3,246   Stein Mart, Inc.                                              17,301
     369   Tractor Supply Co. (b)                                        13,122
     442   Tween Brands, Inc. (b)                                         8,398
     554   Zale Corp. (b)                                                11,479
                                                                  -------------
                                                                        395,114
                                                                  -------------
           TEXTILES, APPAREL & LUXURY GOODS--2.9%
     102   Deckers Outdoor Corp. (b)                                     14,083
     119   Fossil, Inc. (b)                                               4,259
     210   Iconix Brand Group, Inc. (b)                                   3,343
     448   Maidenform Brands, Inc. (b)                                    6,675


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           TEXTILES, APPAREL & LUXURY GOODS (CONTINUED)
     936   Movado Group, Inc.                                     $      20,443
     810   Oxford Industries, Inc.                                       22,511
     669   Perry Ellis International, Inc. (b)                           15,280
     744   Quiksilver, Inc. (b)                                           7,239
     722   Skechers U.S.A., Inc., Class A (b)                            17,075
     393   UniFirst Corp.                                                18,396
     503   Wolverine World Wide, Inc.                                    14,456
                                                                  -------------
                                                                        143,760
                                                                  -------------
           THRIFTS & MORTGAGE FINANCE--1.4%
     192   Anchor BanCorp Wisconsin, Inc.                                 2,916
   2,913   BankUnited Financial Corp., Class A                           11,448
   1,500   Corus Bankshares, Inc.                                        10,995
     397   Downey Financial Corp.                                         5,614
     672   FirstFed Financial Corp. (b)                                  10,268
   1,516   Flagstar Bancorp, Inc.                                         9,278
   6,020   Franklin Bank Corp. (b)                                        9,331
     687   Guaranty Financial Group, Inc. (b)                             5,256
   2,189   Triad Guaranty, Inc. (b)                                       4,991
                                                                  -------------
                                                                         70,097
                                                                  -------------
           TRADING COMPANIES & DISTRIBUTORS--0.3%
     244   Applied Industrial Technologies, Inc.                          5,895
     129   Kaman Corp.                                                    3,496
     132   Lawson Products                                                3,350
      88   Watsco, Inc.                                                   3,993
                                                                  -------------
                                                                         16,734
                                                                  -------------

           TOTAL COMMON STOCKS--100.0%
           (Cost $5,546,858)                                          5,011,614

           MONEY MARKET FUND--1.6%
   79,658  J.P. Morgan Institutional Treasury Money
              Market Fund--1.47% (c)
           (Cost $79,658)                                                79,658
                                                                  -------------

           TOTAL INVESTMENTS)--101.6%
           (Cost $5,626,516) (d)                                      5,091,272
           NET OTHER ASSETS AND LIABILITIES--(1.6%)                     (78,877)
                                                                  -------------

           NET ASSETS--100.0%                                     $   5,012,395
                                                                  =============




    (a) All percentages shown in the Portfolio of Investments are based on net assets.

    (b)  Non-income producing security.

    (c)  Represents annualized 7-day yield at April 30, 2008.


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)




    (d) Aggregate cost for federal income tax and financial reporting purposes. As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $248,600 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $783,844.




              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS--100.0%
           AEROSPACE & DEFENSE--0.8%
     929   Northrop Grumman Corp.                                 $      68,347
     236   Precision Castparts Corp.                                     27,744
     373   Raytheon Co.                                                  23,861
                                                                  -------------
                                                                        119,952
                                                                  -------------
           AIR FREIGHT & LOGISTICS--0.8%
   1,333   FedEx Corp.                                                  127,795
                                                                  -------------
           AIRLINES--0.7%
   7,771   Southwest Airlines Co.                                       102,888
                                                                  -------------
           AUTOMOBILES--0.5%
   8,423   Ford Motor Co. (b)                                            69,574
                                                                  -------------
           BEVERAGES--1.3%
   2,986   Coca-Cola Enterprises, Inc.                                   67,185
   4,090   Constellation Brands, Inc., Class A (b)                       75,093
     917   Molson Coors Brewing Co., Class B                             50,288
                                                                  -------------
                                                                        192,566
                                                                  -------------
           BUILDING PRODUCTS--0.1%
   1,215   Masco Corp.                                                   22,125
                                                                  -------------
           CAPITAL MARKETS--3.8%
   3,617   American Capital Strategies Ltd.                             114,840
  11,777   Bear Stearns (The) Cos., Inc.                                126,367
     437   Goldman Sachs Group (The), Inc.                               83,629
   2,207   Legg Mason, Inc.                                             133,038
   2,560   Lehman Brothers Holdings, Inc.                               113,254
                                                                  -------------
                                                                        571,128
                                                                  -------------
           CHEMICALS--2.4%
   1,528   Ashland, Inc.                                                 81,015
   2,615   Dow Chemical (The) Co.                                       104,992
   1,030   E.I. du Pont de Nemours and Co.                               50,377
   1,194   PPG Industries, Inc.                                          73,276
     891   Rohm and Haas Co.                                             47,624
                                                                  -------------
                                                                        357,284
                                                                  -------------
           COMMERCIAL BANKS--4.0%
   1,503   BB&T Corp.                                                    51,538
   2,060   Comerica, Inc.                                                71,544
   1,152   Fifth Third Bancorp.                                          24,687
   3,293   KeyCorp                                                       79,460
     299   M&T Bank Corp.                                                27,876
   1,038   Marshall & Ilsley Corp.                                       25,929
   7,264   National City Corp.                                           45,763
   2,440   Regions Financial Corp.                                       53,485
     437   SunTrust Banks, Inc.                                          24,363
   3,569   Wachovia Corp.                                               104,037


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL BANKS (CONTINUED)
     828   Wells Fargo & Co.                                      $      24,633
   1,587   Zions Bancorporation                                          73,557
                                                                  -------------
                                                                        606,872
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--2.5%
   8,914   Allied Waste Industries, Inc. (b)                            110,178
     978   Avery Dennison Corp.                                          47,130
   3,376   Cintas Corp.                                                  99,963
     995   Monster Worldwide, Inc. (b)                                   24,208
   1,872   Robert Half International, Inc.                               44,366
   1,436   Waste Management, Inc.                                        51,840
                                                                  -------------
                                                                        377,685
                                                                  -------------
           COMMUNICATIONS EQUIPMENT--0.2%
   4,420   Tellabs, Inc. (b)                                             22,807
                                                                  -------------
           COMPUTERS & PERIPHERALS--1.0%
   3,360   EMC Corp. (b)                                                 51,744
   4,654   Sun Microsystems, Inc. (b)                                    72,881
   1,092   Teradata Corp. (b)                                            23,249
                                                                  -------------
                                                                        147,874
                                                                  -------------
           CONSTRUCTION MATERIALS--0.7%
   1,451   Vulcan Materials Co.                                          99,858
                                                                  -------------
           CONSUMER FINANCE--1.0%
   1,958   Capital One Financial Corp.                                  103,774
   2,943   Discover Financial Services                                   53,592
                                                                  -------------
                                                                        157,366
                                                                  -------------
           CONTAINERS & PACKAGING--1.3%
   3,789   Bemis Co., Inc.                                               99,650
   3,816   Sealed Air Corp.                                              96,507
                                                                  -------------
                                                                        196,157
                                                                  -------------
           DISTRIBUTORS--0.5%
   1,797   Genuine Parts Co.                                             76,301
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES--1.3%
   1,271   Bank of America Corp.                                         47,713
   8,132   CIT Group, Inc.                                               88,558
   1,122   JPMorgan Chase & Co.                                          53,463
                                                                  -------------
                                                                        189,734
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--3.3%
   1,887   AT&T, Inc.                                                    73,046
   3,717   CenturyTel, Inc.                                             120,616
   2,297   Citizens Communications Co.                                   24,624
   1,202   Embarq Corp.                                                  49,967


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
  15,954   Qwest Communications International, Inc.               $      82,323
   1,992   Verizon Communications, Inc.                                  76,652
   6,048   Windstream Corp.                                              71,004
                                                                  -------------
                                                                        498,232
                                                                  -------------
           ELECTRIC UTILITIES--4.6%
   1,736   American Electric Power Co., Inc.                             77,478
   5,399   Duke Energy Corp.                                             98,856
   1,474   Edison International                                          76,899
     221   Entergy Corp.                                                 25,384
     702   FirstEnergy Corp.                                             53,099
     384   FPL Group, Inc.                                               25,455
   2,924   Pepco Holdings, Inc.                                          72,837
   3,522   Pinnacle West Capital Corp.                                  119,536
     525   PPL Corp.                                                     25,211
   1,733   Progress Energy, Inc.                                         72,769
   1,353   Southern Co.                                                  50,372
                                                                  -------------
                                                                        697,896
                                                                  -------------
           ELECTRICAL EQUIPMENT--0.7%
   2,400   Cooper Industries Ltd., Class A                              101,736
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
  10,186   Jabil Circuit, Inc.                                          110,824
   4,161   Molex, Inc.                                                  118,089
                                                                  -------------
                                                                        228,913
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES--3.8%
   1,973   ENSCO International, Inc.                                    125,739
   3,658   Nabors Industries Ltd. (b)                                   137,321
     825   National Oilwell Varco, Inc. (b)                              56,471
   2,487   Noble Corp.                                                  139,969
   3,000   Rowan Cos., Inc.                                             116,970
                                                                  -------------
                                                                        576,470
                                                                  -------------
           FOOD & STAPLES RETAILING--1.9%
   1,897   Kroger (The) Co.                                              51,693
   3,283   Safeway, Inc.                                                103,743
   4,121   SUPERVALU, Inc.                                              136,405
                                                                  -------------
                                                                        291,841
                                                                  -------------
           FOOD PRODUCTS--1.2%
   2,012   ConAgra Foods, Inc.                                           47,403
     777   Kraft Foods, Inc., Class A                                    24,577
   1,723   Sara Lee Corp.                                                25,001
   4,531   Tyson Foods, Inc., Class A                                    80,651
                                                                  -------------
                                                                        177,632
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           GAS UTILITIES--0.7%
   2,876   Nicor, Inc.                                            $     101,005
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES--2.4%
   1,145   Aetna, Inc.                                                   49,922
     588   AmerisourceBergen Corp.                                       23,843
     594   CIGNA Corp.                                                   25,370
   2,148   Humana, Inc. (b)                                             102,653
     460   McKesson Corp.                                                23,975
   2,800   WellPoint, Inc. (b)                                          139,300
                                                                  -------------
                                                                        365,063
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--1.7%
   2,381   Carnival Corp.                                                95,645
   1,045   Wendy's International, Inc.                                   30,305
   5,974   Wyndham Worldwide Corp.                                      128,321
                                                                  -------------
                                                                        254,271
                                                                  -------------
           HOUSEHOLD DURABLES--2.0%
     693   Fortune Brands, Inc.                                          46,861
   2,107   Newell Rubbermaid, Inc.                                       43,257
     474   Snap-on, Inc.                                                 28,113
   2,024   Stanley Works (The)                                           97,637
   1,110   Whirlpool Corp.                                               80,786
                                                                  -------------
                                                                        296,654
                                                                  -------------
           INDUSTRIAL CONGLOMERATES--0.3%
     609   3M Co.                                                        46,832
                                                                  -------------
           INSURANCE--6.6%
   1,750   ACE Ltd.                                                     105,507
   2,005   Allstate (The) Corp.                                         100,972
     557   American International Group, Inc.                            25,733
     396   Assurant, Inc.                                                25,740
   2,497   Chubb (The) Corp.                                            132,265
   3,248   Cincinnati Financial Corp.                                   116,602
   3,192   Genworth Financial, Inc., Class A                             73,608
     954   Hartford Financial Services Group (The), Inc.                 67,992
     463   Lincoln National Corp.                                        24,891
   1,797   Loews Corp.                                                   75,672
     989   Marsh & McLennan Cos., Inc.                                   27,287
     400   MetLife, Inc.                                                 24,340
     308   Prudential Financial, Inc.                                    23,319
   2,582   Travelers (The) Cos., Inc.                                   130,132
   2,189   Unum Group                                                    50,807
                                                                  -------------
                                                                      1,004,867
                                                                  -------------
           IT SERVICES--2.8%
   3,029   Computer Sciences Corp. (b)                                  132,034
   8,203   Convergys Corp. (b)                                          128,951


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           IT SERVICES (CONTINUED)
   7,420   Electronic Data Systems Corp.                          $     137,715
     632   Fidelity National Information Services, Inc.                  22,790
                                                                  -------------
                                                                        421,490
                                                                  -------------
           LEISURE EQUIPMENT & PRODUCTS--1.7%
   6,034   Brunswick Corp.                                              100,648
   2,590   Hasbro, Inc.                                                  92,100
   3,632   Mattel, Inc.                                                  68,100
                                                                  -------------
                                                                        260,848
                                                                  -------------
           MACHINERY--1.2%
   1,153   Dover Corp.                                                   57,039
     605   Eaton Corp.                                                   53,143
     999   Illinois Tool Works, Inc.                                     52,238
     535   PACCAR, Inc.                                                  25,316
                                                                  -------------
                                                                        187,736
                                                                  -------------
           MEDIA--4.7%
   4,364   CBS Corp., Class B                                           100,677
   1,649   Clear Channel Communications, Inc.                            49,717
   3,737   Comcast Corp., Class A                                        76,795
   4,253   Gannett Co., Inc.                                            121,721
   2,519   Meredith Corp.                                                81,641
   1,276   New York Times (The) Co., Class A                             24,882
   1,285   News Corp., Class A                                           23,002
   8,812   Time Warner, Inc.                                            130,858
   1,535   Walt Disney (The) Co.                                         49,780
      73   Washington Post (The) Co., Class B                            47,859
                                                                  -------------
                                                                        706,932
                                                                  -------------
           METALS & MINING--1.2%
   2,672   Alcoa, Inc.                                                   92,932
   1,350   Allegheny Technologies, Inc.                                  92,921
                                                                  -------------
                                                                        185,853
                                                                  -------------
           MULTILINE RETAIL--4.7%
   3,241   Big Lots, Inc. (b)                                            87,604
   7,179   Dillard's, Inc., Class A                                     146,451
   4,942   Family Dollar Stores, Inc.                                   105,759
   3,276   J.C. Penney Co., Inc.                                        139,230
   5,357   Macy's, Inc.                                                 135,479
   1,478   Nordstrom, Inc.                                               52,114
     951   Target Corp.                                                  50,527
                                                                  -------------
                                                                        717,164
                                                                  -------------
           MULTI-UTILITIES--7.2%
   2,188   Ameren Corp.                                                  99,248
   3,376   CenterPoint Energy, Inc.                                      51,383
   3,559   CMS Energy Corp.                                              51,890


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           MULTI-UTILITIES (CONTINUED)
   2,427   Consolidated Edison, Inc.                              $     100,963
   2,360   Dominion Resources, Inc.                                     102,400
   3,177   DTE Energy Co.                                               128,065
   1,033   Integrys Energy Group, Inc.                                   49,470
   5,590   NiSource, Inc.                                               100,061
   2,617   PG&E Corp.                                                   104,680
     599   Public Service Enterprise Group, Inc.                         26,302
   1,356   Sempra Energy                                                 76,845
   7,746   TECO Energy, Inc.                                            124,013
   3,623   Xcel Energy, Inc.                                             75,358
                                                                  -------------
                                                                      1,090,678
                                                                  -------------
           OFFICE ELECTRONICS--0.6%
   6,437   Xerox Corp.                                                   89,925
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--5.3%
   1,960   Anadarko Petroleum Corp.                                     130,457
   1,447   Chevron Corp.                                                139,128
   1,448   El Paso Corp.                                                 24,819
   2,709   Marathon Oil Corp.                                           123,449
   1,324   Noble Energy, Inc.                                           115,188
   1,317   Occidental Petroleum Corp.                                   109,588
   2,118   Spectra Energy Corp.                                          52,315
   4,118   Tesoro Corp.                                                 103,527
                                                                  -------------
                                                                        798,471
                                                                  -------------
           PAPER & FOREST PRODUCTS--1.4%
   4,542   International Paper Co.                                      118,864
   3,540   MeadWestvaco Corp.                                            93,102
                                                                  -------------
                                                                        211,966
                                                                  -------------
           PHARMACEUTICALS--1.7%
  14,200   King Pharmaceuticals, Inc. (b)                               133,338
   2,302   Pfizer, Inc.                                                  46,293
   1,731   Wyeth                                                         76,978
                                                                  -------------
                                                                        256,609
                                                                  -------------
           REAL ESTATE INVESTMENT TRUSTS--0.5%
     523   Boston Properties, Inc.                                       52,556
   1,513   Host Hotels & Resorts, Inc.                                   26,024
                                                                  -------------
                                                                         78,580
                                                                  -------------
           ROAD & RAIL--1.8%
     430   CSX Corp.                                                     27,069
   1,331   Norfolk Southern Corp.                                        79,301
   1,582   Ryder System, Inc.                                           108,319
     384   Union Pacific Corp.                                           55,753
                                                                  -------------
                                                                        270,442
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.6%
     816   Analog Devices, Inc.                                   $      26,283
   3,412   Intel Corp.                                                   75,951
   1,948   KLA-Tencor Corp.                                              85,089
     736   Microchip Technology, Inc.                                    27,048
  16,141   Micron Technology, Inc. (b)                                  124,609
   5,869   Novellus Systems, Inc. (b)                                   128,296
   2,557   Texas Instruments, Inc.                                       74,562
                                                                  -------------
                                                                        541,838
                                                                  -------------
           SOFTWARE--0.5%
   9,846   Compuware Corp. (b)                                           74,239
                                                                  -------------
           SPECIALTY RETAIL--5.4%
   8,253   AutoNation, Inc. (b)                                         132,131
   2,584   Home Depot (The), Inc.                                        74,419
   7,225   Limited Brands, Inc.                                         133,807
  11,180   Office Depot, Inc. (b)                                       141,762
   6,455   OfficeMax, Inc.                                              117,933
   7,603   RadioShack Corp.                                             105,682
   1,416   Sherwin-Williams (The) Co.                                    78,333
     576   Tiffany & Co.                                                 25,079
                                                                  -------------
                                                                        809,146
                                                                  -------------
           TEXTILES, APPAREL & LUXURY GOODS--0.6%
   1,795   Jones Apparel Group, Inc.                                     28,415
     932   VF Corp.                                                      69,322
                                                                  -------------
                                                                         97,737
                                                                  -------------
           TOBACCO--1.0%
   5,565   Altria Group, Inc.                                           111,300
     816   Reynolds American, Inc.                                       43,942
                                                                  -------------
                                                                        155,242
                                                                  -------------
           TRADING COMPANIES & DISTRIBUTORS--0.5%
     946   W.W. Grainger, Inc.                                           82,028
                                                                  -------------
           TOTAL COMMON  STOCKS--100.0%
           (Cost $15,833,268)                                        15,116,302

           MONEY MARKET FUND--0.4%
  58,641   J.P. Morgan Institutional Treasury Money
              Market Fund--1.47 % (c)
           (Cost $58,641)                                                58,641
                                                                  -------------

           TOTAL INVESTMENTS--100.4%
           (Cost $15,891,909) (d)                                    15,174,943
           NET OTHER ASSETS AND LIABILITIES--(0.4%)                     (55,654)
                                                                  -------------

           NET ASSETS--100.0%                                     $  15,119,289
                                                                  =============


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)




    (a) All percentages shown in the Portfolio of Investments are based on net assets.

    (b)  Non-income producing security.

    (c)  Represents annualized 7-day yield at April 30, 2008.

    (d) Aggregate cost for federal income tax and financial reporting purposes. As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $545,761 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,262,727.





              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS--100.0%
           AEROSPACE & DEFENSE--3.7%
   2,499   General Dynamics Corp.                                 $     225,960
     906   Goodrich Corp.                                                61,744
   3,692   Honeywell International, Inc.                                219,305
   2,381   L-3 Communications Holdings, Inc.                            265,362
   1,049   Lockheed Martin Corp.                                        111,236
   2,270   United Technologies Corp.                                    164,507
                                                                  -------------
                                                                      1,048,114
                                                                  -------------
           AIR FREIGHT & LOGISTICS--2.3%
   4,786   C.H. Robinson Worldwide, Inc.                                299,987
   4,611   Expeditors International of Washington, Inc.                 214,826
   2,140   United Parcel Service, Inc., Class B                         154,957
                                                                  -------------
                                                                        669,770
                                                                  -------------
           AUTO COMPONENTS--0.9%
   2,018   Goodyear Tire & Rubber (The) Co. (b)                          54,042
   6,163   Johnson Controls, Inc.                                       217,307
                                                                  -------------
                                                                        271,349
                                                                  -------------
           BEVERAGES--2.2%
   1,097   Anheuser-Busch Cos., Inc.                                     53,972
   1,573   Brown-Forman Corp., Class B                                  106,995
   3,422   Coca-Cola (The) Co.                                          201,454
   4,607   Pepsi Bottling Group (The), Inc.                             155,302
   1,443   PepsiCo, Inc.                                                 98,889
                                                                  -------------
                                                                        616,612
                                                                  -------------
           BIOTECHNOLOGY--3.2%
   3,377   Biogen Idec, Inc. (b)                                        204,950
   3,399   Celgene Corp. (b)                                            211,214
   3,493   Genzyme Corp. (b)                                            245,733
   5,053   Gilead Sciences, Inc. (b)                                    261,543
                                                                  -------------
                                                                        923,440
                                                                  -------------
           BUILDING PRODUCTS--0.7%
   4,538   Trane, Inc.                                                  211,062
                                                                  -------------
           CAPITAL MARKETS--2.7%
   3,989   Federated Investors, Inc., Class B                           133,552
   2,238   Janus Capital Group, Inc.                                     62,798
   3,134   Northern Trust Corp.                                         232,261
   3,296   State Street Corp.                                           237,774
   2,083   T. Rowe Price Group, Inc.                                    121,980
                                                                  -------------
                                                                        788,365
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           CHEMICALS--4.4%
   1,698   Air Products and Chemicals, Inc.                       $     167,134
   2,502   Eastman Chemical Co.                                         183,897
   1,199   Ecolab, Inc.                                                  55,106
   2,847   Hercules, Inc.                                                53,524
   1,182   International Flavors & Fragrances, Inc.                      53,911
   2,335   Monsanto Co.                                                 266,236
   2,473   Praxair, Inc.                                                225,810
   4,365   Sigma-Aldrich Corp.                                          248,892
                                                                  -------------
                                                                      1,254,510
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--0.6%
   4,531   Equifax, Inc.                                                173,401
                                                                  -------------
           COMMUNICATIONS EQUIPMENT--1.6%
   6,499   Corning, Inc.                                                173,588
   7,778   JDS Uniphase Corp. (b)                                       111,303
   3,810   QUALCOMM, Inc.                                               164,554
                                                                  -------------
                                                                        449,445
                                                                  -------------
           COMPUTERS & PERIPHERALS--2.3%
     726   Apple, Inc. (b)                                              126,288
   4,562   Hewlett-Packard Co.                                          211,449
   1,809   International Business Machines Corp.                        218,345
   6,785   QLogic Corp. (b)                                             108,289
                                                                  -------------
                                                                        664,371
                                                                  -------------
           CONSTRUCTION & ENGINEERING--1.8%
   1,845   Fluor Corp.                                                  282,045
   2,831   Jacobs Engineering Group, Inc. (b)                           244,400
                                                                  -------------
                                                                        526,445
                                                                  -------------
           CONTAINERS & PACKAGING--1.3%
   4,534   Ball Corp.                                                   243,839
   5,961   Pactiv Corp. (b)                                             141,812
                                                                  -------------
                                                                        385,651
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--0.8%
  10,034   H&R Block, Inc.                                              219,444
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES--1.0%
     399   IntercontinentalExchange, Inc. (b)                            61,905
   4,606   Leucadia National Corp.                                      235,919
                                                                  -------------
                                                                        297,824
                                                                  -------------
           ELECTRICAL EQUIPMENT--0.9%
   4,048   Emerson Electric Co.                                         211,548


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           ELECTRICAL EQUIPMENT (CONTINUED)
     907   Rockwell Automation, Inc.                              $      49,187
                                                                  -------------
                                                                        260,735
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES--5.1%
     760   Baker Hughes, Inc.                                            61,469
   7,306   BJ Services Co.                                              206,541
   3,752   Cameron International Corp. (b)                              184,711
   6,620   Halliburton Co.                                              303,924
     599   Schlumberger Ltd.                                             60,229
   3,243   Smith International, Inc.                                    248,122
     770   Transocean, Inc. (b)                                         113,544
   3,593   Weatherford International Ltd. (b)                           289,847
                                                                  -------------
                                                                      1,468,387
                                                                  -------------
           FOOD & STAPLES RETAILING--3.8%
   4,008   Costco Wholesale Corp.                                       285,570
   6,428   CVS Caremark Corp.                                           259,498
   3,589   Sysco Corp.                                                  109,716
   2,734   Walgreen Co.                                                  95,280
   4,943   Wal-Mart Stores, Inc.                                        286,595
   1,579   Whole Foods Market, Inc.                                      51,539
                                                                  -------------
                                                                      1,088,198
                                                                  -------------
           FOOD PRODUCTS--3.9%
   6,326   Archer-Daniels-Midland Co.                                   278,724
   1,534   Campbell Soup Co.                                             53,383
   3,479   General Mills, Inc.                                          210,132
   2,972   Kellogg Co.                                                  152,077
   4,226   McCormick & Co., Inc.                                        159,701
   3,315   Wm. Wrigley Jr. Co.                                          252,470
                                                                  -------------
                                                                      1,106,487
                                                                  -------------
           GAS UTILITIES--0.4%
   1,841   Questar Corp.                                                114,197
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--4.6%
   2,702   Baxter International, Inc.                                   168,389
   2,426   Becton, Dickinson and Co.                                    216,884
   8,093   Boston Scientific Corp. (b)                                  107,880
   2,161   C.R. Bard, Inc.                                              203,501
   6,088   Hospira, Inc. (b)                                            250,521
   4,823   St. Jude Medical, Inc. (b)                                   211,151
     801   Stryker Corp.                                                 51,929
   1,338   Zimmer Holdings, Inc. (b)                                     99,226
                                                                  -------------
                                                                      1,309,481
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE PROVIDERS & SERVICES--2.5%
   3,239   Express Scripts, Inc. (b)                              $     226,795
   2,120   Laboratory Corp. of America Holdings (b)                     160,314
   3,568   Medco Health Solutions, Inc. (b)                             176,759
   4,304   Patterson Cos., Inc. (b)                                     147,197
                                                                  -------------
                                                                        711,065
                                                                  -------------

           HOTELS, RESTAURANTS & LEISURE--2.5%
   4,800   Darden Restaurants, Inc.                                     170,784
   1,516   Marriott International, Inc., Class A                         51,999
   2,801   McDonald's Corp.                                             166,884
   1,006   Starwood Hotels & Resorts Worldwide, Inc.                     52,523
   6,998   Yum! Brands, Inc.                                            284,678
                                                                  -------------
                                                                        726,868
                                                                  -------------
           HOUSEHOLD DURABLES--0.7%
     788   Black & Decker (The) Corp.                                    51,716
  10,737   Pulte Homes, Inc.                                            140,011
                                                                  -------------
                                                                        191,727
                                                                  -------------
           HOUSEHOLD PRODUCTS--1.4%
   2,674   Colgate-Palmolive Co.                                        189,052
   1,614   Kimberly-Clark Corp.                                         103,280
   1,486   Procter & Gamble (The) Co.                                    99,636
                                                                  -------------
                                                                        391,968
                                                                  -------------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
   3,124   AES (The) Corp. (b)                                           54,233
   1,770   Constellation Energy Group                                   149,830
                                                                  -------------
                                                                        204,063
                                                                  -------------
           INDUSTRIAL CONGLOMERATES--0.6%
   2,819   Textron, Inc.                                                171,987
                                                                  -------------
           INSURANCE--1.3%
   3,207   Aflac, Inc.                                                  213,811
     935   Principal Financial Group, Inc.                               50,172
   1,733   Torchmark Corp.                                              112,194
                                                                  -------------
                                                                        376,177
                                                                  -------------
           INTERNET & CATALOG RETAIL--0.4%
   1,461   Amazon.com, Inc. (b)                                         114,878
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--1.0%
   1,849   Akamai Technologies, Inc. (b)                                 66,139
   1,745   eBay, Inc. (b)                                                54,601
   1,567   VeriSign, Inc. (b)                                            56,490


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           INTERNET SOFTWARE & SERVICES (CONTINUED)
   3,600   Yahoo!, Inc. (b)                                       $      98,676
                                                                  -------------
                                                                        275,906
                                                                  -------------
           IT SERVICES--1.5%
   4,157   Affiliated Computer Services, Inc., Class A (b)              220,196
   2,457   Automatic Data Processing, Inc.                              108,599
   1,083   Fiserv, Inc. (b)                                              54,746
   2,448   Western Union Co.                                             56,304
                                                                  -------------
                                                                        439,845
                                                                  -------------

           LIFE SCIENCES TOOLS & SERVICES--2.1%
   3,170   Applera Corp. - Applied Biosystems Group                     101,155
   1,545   Millipore Corp. (b)                                          108,305
   4,295   PerkinElmer, Inc.                                            114,075
   4,581   Thermo Fisher Scientific, Inc. (b)                           265,102
                                                                  -------------
                                                                        588,637
                                                                  -------------
           MACHINERY--5.0%
   3,326   Caterpillar, Inc.                                            272,334
   2,225   Cummins, Inc.                                                139,396
   1,370   Danaher Corp.                                                106,887
   2,590   Deere & Co.                                                  217,741
   2,336   Ingersoll-Rand Co. Ltd., Class A                             103,672
   5,105   Manitowoc (The) Co., Inc.                                    193,071
   3,007   Parker Hannifin Corp.                                        240,109
   2,500   Terex Corp. (b)                                              174,200
                                                                  -------------
                                                                      1,447,410
                                                                  -------------
           MEDIA--1.8%
  10,503   DIRECTV Group (The), Inc. (b)                                258,794
   2,357   Omnicom Group, Inc.                                          112,523
   3,943   Viacom, Inc., Class B (b)                                    151,569
                                                                  -------------
                                                                        522,886
                                                                  -------------
           METALS & MINING--3.3%
   2,165   Freeport-McMoRan Copper & Gold, Inc.                         246,269
   2,299   Newmont Mining Corp.                                         101,639
   3,844   Nucor Corp.                                                  290,222
   2,052   United States Steel Corp.                                    315,905
                                                                  -------------
                                                                        954,035
                                                                  -------------
           MULTILINE RETAIL--0.2%
     510   Sears Holdings Corp. (b)                                      50,291
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--9.4%
   2,155   Apache Corp.                                                 290,235
   5,642   Chesapeake Energy Corp.                                      291,691



              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS (CONTINUED)
     683   ConocoPhillips                                         $      58,840
   2,258   CONSOL Energy, Inc.                                          182,808
   2,496   Devon Energy Corp.                                           283,046
   1,736   EOG Resources, Inc.                                          226,513
   1,231   Exxon Mobil Corp.                                            114,569
   2,953   Hess Corp.                                                   313,610
   3,170   Murphy Oil Corp.                                             286,378
   1,021   Peabody Energy Corp.                                          62,414
   4,104   Range Resources Corp.                                        272,424
     992   Sunoco, Inc.                                                  46,039
   4,209   XTO Energy, Inc.                                             260,369
                                                                  -------------
                                                                      2,688,936
                                                                  -------------
           PERSONAL PRODUCTS--1.8%
   6,585   Avon Products, Inc.                                          256,947
   5,679   Estee Lauder (The) Cos., Inc., Class A                       259,019
                                                                  -------------
                                                                        515,966
                                                                  -------------
           PHARMACEUTICALS--3.6%
   2,833   Abbott Laboratories                                          149,441
   1,847   Allergan, Inc.                                               104,115
   3,234   Barr Pharmaceuticals, Inc. (b)                               162,444
   2,019   Eli Lilly & Co.                                               97,195
   2,603   Forest Laboratories, Inc. (b)                                 90,350
   2,408   Johnson & Johnson                                            161,553
   8,881   Watson Pharmaceuticals, Inc. (b)                             275,666
                                                                  -------------
                                                                      1,040,764
                                                                  -------------
           REAL ESTATE INVESTMENT TRUST--0.6%
   2,654   ProLogis                                                     166,167
                                                                  -------------
           REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
   7,219   CB Richard Ellis Group, Inc., Class A (b)                    166,903
                                                                  -------------
           ROAD & RAIL--0.8%
   2,259   Burlington Northern Santa Fe Corp.                           231,660
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.0%
   5,338   Applied Materials, Inc.                                       99,607
   2,203   MEMC Electronic Materials, Inc. (b)                          138,723
   2,193   Xilinx, Inc.                                                  54,321
                                                                  -------------
                                                                        292,651
                                                                  -------------
           SOFTWARE--1.3%
   1,601   BMC Software, Inc. (b)                                        55,651
   1,928   Intuit, Inc. (b)                                              51,998
   1,835   Microsoft Corp.                                               52,334
   5,325   Oracle Corp. (b)                                             111,026


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           SOFTWARE (CONTINUED)
   6,267   Symantec Corp. (b)                                     $     107,918
                                                                  -------------
                                                                        378,927
                                                                  -------------
           SPECIALTY RETAIL--5.4%
   2,136   Abercrombie & Fitch Co., Class A                             158,726
     915   AutoZone, Inc. (b)                                           110,486
   5,296   Bed Bath & Beyond, Inc. (b)                                  172,120
   3,768   Best Buy Co., Inc.                                           162,099
   5,035   GameStop Corp., Class A (b)                                  277,127
   7,938   Gap (The), Inc.                                              147,806
   2,270   Lowe's Cos., Inc.                                             57,181
   9,421   Staples, Inc.                                                204,436
   7,874   TJX (The) Cos., Inc.                                         253,700
                                                                  -------------
                                                                      1,543,681
                                                                  -------------

           TEXTILES, APPAREL & LUXURY GOODS--0.9%
   3,829   NIKE, Inc., Class B                                          255,777
                                                                  -------------
           THRIFTS & MORTGAGE FINANCE--1.0%
  14,727   Hudson City Bancorp, Inc.                                    281,728
                                                                  -------------
           TOBACCO--0.2%
     955   UST, Inc.                                                     49,727
                                                                  -------------
           WIRELESS TELECOMMUNICATION SERVICES--0.2%
   1,328   American Tower Corp., Class A (b)                             57,662
                                                                  -------------
           TOTAL COMMON STOCKS--100.0%
           (Cost $27,034,001)                                        28,685,580

           MONEY MARKET FUND--0.2%
  52,709   J.P. Morgan Institutional Treasury Money
              Market Fund--1.47% (c)
           (Cost $52,709)                                                52,709
                                                                  -------------

           TOTAL INVESTMENTS--100.2%
           (Cost $27,086,710) (d)                                    28,738,289
           NET OTHER ASSETS AND LIABILITIES--(0.2%)                     (57,266)
                                                                  -------------

           NET ASSETS--100.0%                                     $  28,681,023
                                                                  =============




    (a) All percentages shown in the Portfolio of Investments are based on net assets.

    (b)  Non-income producing security.

    (c)  Represents annualized 7-day yield at April 30, 2008.


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2008 (UNAUDITED)




    (d) Aggregate cost for federal income tax and financial reporting purposes. As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,070,168 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $418,589.




              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS--100.0%
           AEROSPACE & DEFENSE--0.5%
     318   Applied Signal Technology, Inc.                        $       3,638
      65   Cubic Corp.                                                    1,762
     230   Northrop Grumman Corp.                                        16,922
      59   Precision Castparts Corp.                                      6,936
      92   Raytheon Co.                                                   5,885
      97   Triumph Group, Inc.                                            5,710
                                                                  -------------
                                                                         40,853
                                                                  -------------
           AIR FREIGHT & LOGISTICS--0.4%
     330   FedEx Corp.                                                   31,637
                                                                  -------------
           AIRLINES--0.9%
   1,916   AirTran Holdings, Inc. (b)                                     6,534
   1,107   Alaska Air Group, Inc. (b)                                    23,778
     444   Skywest, Inc.                                                  8,449
   1,926   Southwest Airlines Co.                                        25,500
                                                                  -------------
                                                                         64,261
                                                                  -------------
           AUTO COMPONENTS--0.5%
     488   Lear Corp. (b)                                                13,942
     582   Modine Manufacturing Co.                                      10,226
   1,531   Standard Motor Products, Inc.                                  9,308
      89   Superior Industries International, Inc.                        1,808
                                                                  -------------
                                                                         35,284
                                                                  -------------
           AUTOMOBILES--0.5%
   2,088   Ford Motor Co. (b)                                            17,248
     395   Monaco Coach Corp.                                             2,500
     425   Thor Industries, Inc.                                         12,886
     326   Winnebago Industries, Inc.                                     5,245
                                                                  -------------
                                                                         37,879
                                                                  -------------
           BEVERAGES--0.8%
     740   Coca-Cola Enterprises, Inc.                                   16,650
   1,014   Constellation Brands, Inc., Class A (b)                       18,616
     227   Molson Coors Brewing Co., Class B                             12,449
     495   PepsiAmericas, Inc.                                           12,722
                                                                  -------------
                                                                         60,437
                                                                  -------------
           BUILDING PRODUCTS--0.7%
     487   Apogee Enterprises, Inc.                                      10,865
     470   Gibraltar Industries, Inc.                                     4,912
   1,089   Griffon Corp. (b)                                             10,182
     104   Lennox International, Inc.                                     3,447
     301   Masco Corp.                                                    5,481
     387   NCI Building Systems, Inc. (b)                                 9,342
     171   Universal Forest Products, Inc.                                5,935
                                                                  -------------
                                                                         50,164
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           CAPITAL MARKETS--2.4%
     897   American Capital Strategies Ltd.                       $      28,480
     799   Apollo Investment Corp.                                       12,928
   2,919   Bear Stearns (The) Cos., Inc.                                 31,321
     108   Goldman Sachs Group (The), Inc.                               20,668
     261   Jefferies Group, Inc.                                          4,907
     547   Legg Mason, Inc.                                              32,973
     635   Lehman Brothers Holdings, Inc.                                28,092
     221   Piper Jaffray Cos., Inc. (b)                                   8,234
     183   Raymond James Financial, Inc.                                  5,265
     306   SWS Group, Inc.                                                4,015
                                                                  -------------
                                                                        176,883
                                                                  -------------
           CHEMICALS--3.0%
     183   A. Schulman, Inc.                                              3,880
     231   Albemarle Corp.                                                8,642
      49   Arch Chemicals, Inc.                                           1,669
     379   Ashland, Inc.                                                 20,095
     602   Cabot Corp.                                                   17,554
   1,149   Chemtura Corp.                                                 7,951
     313   Cytec Industries, Inc.                                        18,470
     648   Dow Chemical (The) Co.                                        26,016
     255   E.I. du Pont de Nemours and Co.                               12,472
     270   H.B. Fuller Co.                                                6,232
     152   Lubrizol (The) Corp.                                           8,865
     483   Material Sciences Corp. (b)                                    3,835
     101   OM Group, Inc. (b)                                             5,531
     345   Penford Corp.                                                  7,576
     865   PolyOne Corp. (b)                                              6,384
     296   PPG Industries, Inc.                                          18,166
     221   Rohm and Haas Co.                                             11,812
     604   RPM International, Inc.                                       13,469
     143   Sensient Technologies Corp.                                    4,257
   1,922   Tronox, Inc., Class B                                          5,747
     637   Valspar (The) Corp.                                           14,001
                                                                  -------------
                                                                        222,624
                                                                  -------------
           COMMERCIAL BANKS--3.3%
     158   Associated Banc-Corp.                                          4,467
     373   BB&T Corp.                                                    12,790
     577   Cascade Bancorp                                                5,262
     610   Cathay General Bancorp                                        10,401
      85   City National Corp.                                            4,124
     875   Colonial BancGroup (The), Inc.                                 7,123
      82   Columbia Banking System, Inc.                                  2,221
     511   Comerica, Inc.                                                17,747
     422   East West Bancorp, Inc.                                        6,009
     285   Fifth Third Bancorp                                            6,108
     181   First BanCorp                                                  1,862
     471   First Community Bancorp                                       10,122
     104   Frontier Financial Corp.                                       1,664
     816   KeyCorp                                                       19,689
      74   M&T Bank Corp.                                                 6,899
     257   Marshall & Ilsley Corp.                                        6,420


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL BANKS (CONTINUED)
   1,801   National City Corp.                                    $      11,346
     101   National Penn Bancshares, Inc.                                 1,686
     698   Provident Bankshares Corp.                                     8,941
     605   Regions Financial Corp.                                       13,262
     124   South Financial Group (The), Inc.                                749
     185   Sterling Bancshares, Inc.                                      1,922
     480   Sterling Financial Corp.                                       5,861
     108   SunTrust Banks, Inc.                                           6,021
     381   Synovus Financial Corp.                                        4,511
     235   TCF Financial Corp.                                            4,089
     118   Umpqua Holdings Corp.                                          1,741
     108   United Community Banks, Inc.                                   1,483
     885   Wachovia Corp.                                                25,797
     303   Webster Financial Corp.                                        7,893
     205   Wells Fargo & Co.                                              6,099
     151   Whitney Holding Corp.                                          3,535
      53   Wintrust Financial Corp.                                       1,681
     393   Zions Bancorporation                                          18,215
                                                                  -------------
                                                                        247,740
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--3.5%
      82   ABM Industries, Inc.                                           1,717
     159   Administaff, Inc.                                              4,164
   2,210   Allied Waste Industries, Inc. (b)                             27,316
     307   Angelica Corp.                                                 4,961
     243   Avery Dennison Corp.                                          11,710
     361   Bowne & Co., Inc.                                              6,007
     150   CDI Corp.                                                      4,080
     837   Cintas Corp.                                                  24,784
     439   Deluxe Corp.                                                   9,333
     210   G&K Services, Inc., Class A                                    6,621
     230   Heidrick & Struggles International, Inc.                       6,884
     343   Herman Miller, Inc.                                            8,002
     627   HNI Corp.                                                     13,650
     820   Kelly Services, Inc., Class A                                 18,245
     300   Manpower, Inc.                                                20,139
     197   Mobile Mini, Inc. (b)                                          4,186
     247   Monster Worldwide, Inc. (b)                                    6,010
   1,427   MPS Group, Inc. (b)                                           15,312
   1,180   On Assignment, Inc. (b)                                        8,295
     464   Robert Half International, Inc.                               10,997
     175   School Specialty, Inc. (b)                                     5,152
   1,531   Spherion Corp. (b)                                             7,563
     558   TrueBlue, Inc. (b)                                             7,103
     116   United Stationers, Inc. (b)                                    5,114
     104   Viad Corp.                                                     3,272
     552   Volt Information Sciences, Inc. (b)                            7,364
     356   Waste Management, Inc.                                        12,852
                                                                  -------------
                                                                        260,833
                                                                  -------------
           COMMUNICATIONS EQUIPMENT--1.4%
   1,798   ADC Telecommunications, Inc. (b)                              25,208
     228   ADTRAN, Inc.                                                   5,394
   1,610   Arris Group, Inc. (b)                                         13,041


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           COMMUNICATIONS EQUIPMENT (CONTINUED)
     499   Avocent Corp. (b)                                      $       9,735
     198   Bel Fuse, Inc., Class B                                        5,162
     179   Black Box Corp.                                                5,322
     363   CommScope, Inc. (b)                                           17,261
     649   Digi International, Inc. (b)                                   5,348
     364   Foundry Networks, Inc. (b)                                     4,634
   1,096   Tellabs, Inc. (b)                                              5,655
   1,430   Tollgrade Communications, Inc. (b)                             7,207
                                                                  -------------
                                                                        103,967
                                                                  -------------
           COMPUTERS & PERIPHERALS--0.7%
     833   EMC Corp. (b)                                                 12,828
     471   Hutchinson Technology, Inc. (b)                                6,660
     968   Novatel Wireless, Inc. (b)                                     8,635
   1,154   Sun Microsystems, Inc. (b)                                    18,071
      77   Synaptics, Inc. (b)                                            2,613
     271   Teradata Corp. (b)                                             5,770
                                                                  -------------
                                                                         54,577
                                                                  -------------
           CONSTRUCTION & ENGINEERING--0.8%
   1,808   Dycom Industries, Inc. (b)                                    25,999
     169   EMCOR Group, Inc. (b)                                          4,235
     515   Granite Construction, Inc.                                    17,665
     133   Insituform Technologies, Inc., Class A (b)                     2,250
     258   URS Corp. (b)                                                 10,408
                                                                  -------------
                                                                         60,557
                                                                  -------------
           CONSTRUCTION MATERIALS--0.4%
      31   Texas Industries, Inc.                                         2,400
     360   Vulcan Materials Co.                                          24,775
                                                                  -------------
                                                                         27,175
                                                                  -------------
           CONSUMER FINANCE--0.9%
   2,157   AmeriCredit Corp. (b)                                         30,112
     485   Capital One Financial Corp.                                   25,705
     730   Discover Financial Services                                   13,293
                                                                  -------------
                                                                         69,110
                                                                  -------------
           CONTAINERS & PACKAGING--1.4%
     939   Bemis Co., Inc.                                               24,696
   1,146   Chesapeake Corp. (b)                                           5,019
     420   Myers Industries, Inc.                                         5,284
     378   Packaging Corp. of America                                     8,308
     184   Rock-Tenn Co., Class A                                         6,243
     946   Sealed Air Corp.                                              23,924
     442   Sonoco Products Co.                                           14,564
   1,707   Temple-Inland, Inc.                                           19,921
                                                                  -------------
                                                                        107,959
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           DISTRIBUTORS--0.4%
     172   Audiovox Corp., Class A (b)                            $       1,878
   2,139   Building Materials Holding Corp.                               9,968
     445   Genuine Parts Co.                                             18,895
                                                                  -------------
                                                                         30,741
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--0.4%
     613   Regis Corp.                                                   17,900
     831   Service Corp. International                                    9,232
                                                                  -------------
                                                                         27,132
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES--0.7%
     315   Bank of America Corp.                                         11,825
   2,016   CIT Group, Inc.                                               21,954
      84   Financial Federal Corp.                                        1,961
     278   JPMorgan Chase & Co.                                          13,247
                                                                  -------------
                                                                         48,987
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
     468   AT&T, Inc.                                                    18,116
     921   CenturyTel, Inc.                                              29,887
     569   Citizens Communications Co.                                    6,100
     298   Embarq Corp.                                                  12,388
     204   FairPoint Communications, Inc.                                 1,879
   1,221   General Communication, Inc., Class A (b)                       7,582
   3,955   Qwest Communications International, Inc.                      20,408
     494   Verizon Communications, Inc.                                  19,009
   1,499   Windstream Corp.                                              17,598
                                                                  -------------
                                                                        132,967
                                                                  -------------
           ELECTRIC UTILITIES--4.1%
     143   ALLETE, Inc.                                                   5,973
     430   American Electric Power Co., Inc.                             19,191
     231   Central Vermont Public Service Corp.                           5,382
     422   Cleco Corp.                                                   10,132
     164   DPL, Inc.                                                      4,564
   1,338   Duke Energy Corp.                                             24,499
     365   Edison International                                          19,042
     258   El Paso Electric Co. (b)                                       5,823
      55   Entergy Corp.                                                  6,317
     174   FirstEnergy Corp.                                             13,161
      95   FPL Group, Inc.                                                6,298
     684   Great Plains Energy, Inc.                                     17,538
     177   Hawaiian Electric Industries, Inc.                             4,363
     394   IDACORP, Inc.                                                 12,781
     515   Northeast Utilities                                           13,555
     725   Pepco Holdings, Inc.                                          18,060
     873   Pinnacle West Capital Corp.                                   29,629
     130   PPL Corp.                                                      6,243
     430   Progress Energy, Inc.                                         18,056
     335   Southern Co.                                                  12,472


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           ELECTRIC UTILITIES (CONTINUED)
   1,335   Sierra Pacific Resources                               $      18,196
     183   UIL Holdings Corp.                                             5,728
     337   Unisource Energy Corp.                                        10,528
     741   Westar Energy, Inc.                                           17,184
                                                                  -------------
                                                                        304,715
                                                                  -------------
           ELECTRICAL EQUIPMENT--1.2%
     228   A.O. Smith Corp.                                               7,054
      87   Acuity Brands, Inc.                                            4,162
     134   Baldor Electric Co.                                            4,342
     212   Belden, Inc.                                                   7,153
     595   Cooper Industries Ltd., Class A                               25,222
     289   Hubbell, Inc., Class B                                        12,927
     256   Regal-Beloit Corp.                                             9,495
     464   Thomas & Betts Corp. (b)                                      17,381
                                                                  -------------
                                                                         87,736
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--2.9%
     501   Arrow Electronics, Inc. (b)                                   13,632
     515   Avnet, Inc. (b)                                               13,488
     522   Benchmark Electronics, Inc. (b)                                9,281
     700   CTS Corp.                                                      7,875
     227   Electro Scientific Industries, Inc. (b)                        3,725
     620   Gerber Scientific, Inc. (b)                                    5,747
   1,065   Ingram Micro, Inc., Class A (b)                               18,116
     428   Insight Enterprises, Inc. (b)                                  5,162
   2,525   Jabil Circuit, Inc.                                           27,472
   3,130   KEMET Corp. (b)                                               12,739
     801   Methode Electronics, Inc.                                      8,683
   1,031   Molex, Inc.                                                   29,259
     116   MTS Systems Corp.                                              3,988
     161   National Instruments Corp.                                     4,737
     671   Newport Corp. (b)                                              7,723
     145   Park Electrochemical Corp.                                     3,930
     260   SYNNEX Corp. (b)                                               6,209
     257   Tech Data Corp. (b)                                            8,638
     238   Technitrol, Inc.                                               4,998
   2,397   Vishay Intertechnology, Inc. (b)                              22,652
     308   X-Rite, Inc. (b)                                                 776
                                                                  -------------
                                                                        218,830
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES--2.9%
     489   ENSCO International, Inc.                                     31,164
     907   Nabors Industries Ltd. (b)                                    34,049
     205   National Oilwell Varco, Inc. (b)                              14,032
     617   Noble Corp.                                                   34,724
     829   Patterson-UTI Energy, Inc.                                    23,162
     362   Pride International, Inc. (b)                                 15,367
     744   Rowan Cos., Inc.                                              29,009
     110   SEACOR Holdings, Inc. (b)                                      9,362
     394   Tidewater, Inc.                                               25,697
                                                                  -------------
                                                                        216,566
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           FOOD & STAPLES RETAILING--1.3%
     332   Casey's General Stores, Inc.                           $       7,347
     143   Great Atlantic & Pacific Tea (The) Co. (b)                     3,935
     470   Kroger (The) Co.                                              12,808
      88   Longs Drug Stores Corp.                                        3,525
      54   Nash Finch Co.                                                 1,975
      56   Performance Food Group Co. (b)                                 1,874
     114   Ruddick Corp.                                                  4,412
     814   Safeway, Inc.                                                 25,722
     180   Spartan Stores, Inc.                                           3,758
   1,022   SUPERVALU, Inc.                                               33,829
                                                                  -------------
                                                                         99,185
                                                                  -------------
           FOOD PRODUCTS--1.4%
     499   ConAgra Foods, Inc.                                           11,756
     454   Corn Products International, Inc.                             21,057
     201   J & J Snack Foods Corp.                                        5,757
     167   J.M. Smucker (The) Co.                                         8,330
     193   Kraft Foods, Inc., Class A                                     6,105
     105   Lancaster Colony Corp.                                         4,010
      94   Lance, Inc.                                                    1,970
     427   Sara Lee Corp.                                                 6,196
     327   Smithfield Foods, Inc. (b)                                     9,378
     328   TreeHouse Foods, Inc. (b)                                      7,436
   1,123   Tyson Foods, Inc., Class A                                    19,989
                                                                  -------------
                                                                        101,984
                                                                  -------------
           GAS UTILITIES--1.3%
     368   AGL Resources, Inc.                                           12,512
     294   Atmos Energy Corp.                                             8,138
     105   Laclede Group (The), Inc.                                      3,971
      89   National Fuel Gas Co.                                          4,555
     713   Nicor, Inc.                                                   25,041
      86   Northwest Natural Gas Co.                                      3,859
      94   ONEOK, Inc.                                                    4,523
      70   Piedmont Natural Gas Co.                                       1,840
      52   South Jersey Industries, Inc.                                  1,899
     237   Southern Union Co.                                             6,072
     268   Southwest Gas Corp.                                            7,737
     150   UGI Corp.                                                      3,900
     394   WGL Holdings, Inc.                                            12,923
                                                                  -------------
                                                                         96,970
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
     112   ArthroCare Corp. (b)                                           5,047
      44   Datascope Corp.                                                1,648
     204   Greatbatch, Inc. (b)                                           3,709
     836   Hill-Rom Holdings, Inc.                                       21,008
      71   Mentor Corp.                                                   2,078
     789   Osteotech, Inc. (b)                                            3,992


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
   2,378   Theragenics Corp. (b)                                  $      10,107
                                                                  -------------
                                                                         47,589
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES--2.6%
     284   Aetna, Inc.                                                   12,382
     146   AmerisourceBergen Corp.                                        5,920
     269   Centene Corp. (b)                                              4,942
      44   Chemed Corp.                                                   1,500
     147   CIGNA Corp.                                                    6,278
     446   Cross Country Healthcare, Inc. (b)                             5,334
     137   Health Net, Inc. (b)                                           4,013
     532   Humana, Inc. (b)                                              25,424
     771   Kindred Healthcare, Inc. (b)                                  18,296
     791   LifePoint Hospitals, Inc. (b)                                 23,825
     168   Matria Healthcare, Inc. (b)                                    4,284
     114   McKesson Corp.                                                 5,942
     412   MedCath Corp. (b)                                              7,647
     204   Odyssey HealthCare, Inc. (b)                                   1,867
     464   Omnicare, Inc.                                                 9,442
     250   RehabCare Group, Inc. (b)                                      4,250
     321   Res-Care, Inc. (b)                                             5,229
     325   WellCare Health Plans, Inc. (b)                               14,229
     694   WellPoint, Inc. (b)                                           34,526
                                                                  -------------
                                                                        195,330
                                                                  -------------
           HEALTH CARE TECHNOLOGY--0.0%
     178   Allscripts Healthcare Solutions, Inc. (b)                      1,986
      91   Omnicell, Inc. (b)                                             1,094
                                                                  -------------
                                                                          3,080
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--3.0%
     611   Bob Evans Farms, Inc.                                         17,151
     632   Boyd Gaming Corp.                                             11,850
     909   Brinker International, Inc.                                   20,625
     420   California Pizza Kitchen, Inc. (b)                             6,548
     590   Carnival Corp.                                                23,700
     334   CKE Restaurants, Inc.                                          3,504
     102   International Speedway Corp., Class A                          4,327
     205   Jack in the Box, Inc. (b)                                      5,484
     575   Landry's Restaurants, Inc.                                     9,183
     270   Life Time Fitness, Inc. (b)                                    9,815
      96   Marcus (The) Corp.                                             1,593
   1,403   Multimedia Games, Inc. (b)                                     5,977
     651   O'Charley's, Inc.                                              7,552
     293   Pinnacle Entertainment, Inc. (b)                               4,547
   2,895   Ruby Tuesday, Inc.                                            24,635
   1,356   Ruth's Chris Steak House, Inc. (b)                             9,967
     952   Steak n Shake (The) Co. (b)                                    7,540
     382   Texas Roadhouse, Inc., Class A (b)                             4,508
     542   Triarc Cos., Inc., Class B                                     3,848
     259   Wendy's International, Inc.                                    7,511


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           HOTELS, RESTAURANTS & LEISURE (CONTINUED)
   1,481   Wyndham Worldwide Corp.                                $      31,811
                                                                  -------------
                                                                        221,676
                                                                  -------------
           HOUSEHOLD DURABLES--1.8%
     682   American Greetings Corp., Class A                             12,208
     214   Blyth, Inc.                                                    3,604
     194   Ethan Allen Interiors, Inc.                                    5,329
     172   Fortune Brands, Inc.                                          11,631
     220   La-Z-Boy, Inc.                                                 1,401
     303   Mohawk Industries, Inc. (b)                                   23,086
     143   National Presto Industries, Inc.                               7,749
     522   Newell Rubbermaid, Inc.                                       10,717
     267   Russ Berrie and Co., Inc. (b)                                  3,743
     117   Snap-on, Inc.                                                  6,939
     502   Stanley Works (The)                                           24,215
     155   Universal Electronics, Inc. (b)                                3,984
     275   Whirlpool Corp.                                               20,015
                                                                  -------------
                                                                        134,621
                                                                  -------------
           INDUSTRIAL CONGLOMERATES--0.5%
     151   3M Co.                                                        11,612
     649   Carlisle Cos., Inc.                                           18,743
     247   Standex International Corp.                                    5,207
     303   Tredegar Corp.                                                 4,951
                                                                  -------------
                                                                         40,513
                                                                  -------------
           INSURANCE--5.7%
     434   ACE Ltd.                                                      26,166
     497   Allstate (The) Corp.                                          25,029
     660   American Financial Group, Inc.                                18,097
     138   American International Group, Inc.                             6,376
      98   Assurant, Inc.                                                 6,370
     619   Chubb (The) Corp.                                             32,787
     805   Cincinnati Financial Corp.                                    28,900
     234   Commerce Group (The), Inc.                                     8,527
     189   Delphi Financial Group, Inc., Class A                          5,145
     243   Everest Re Group Ltd.                                         21,955
     230   Fidelity National Financial, Inc., Class A                     3,678
     791   Genworth Financial, Inc., Class A                             18,240
     307   Hanover Insurance Group, Inc.                                 13,778
     236   Hartford Financial Services Group (The), Inc.                 16,820
     957   HCC Insurance Holdings, Inc.                                  23,619
     119   Hilb Rogal & Hobbs Co.                                         3,443
     482   Horace Mann Educators Corp.                                    8,155
     115   Lincoln National Corp.                                         6,182
     445   Loews Corp.                                                   18,739
     245   Marsh & McLennan Cos., Inc.                                    6,760
     285   Mercury General Corp.                                         14,219
      99   MetLife, Inc.                                                  6,024
     653   Old Republic International Corp.                               9,371
     316   Presidential Life Corp.                                        5,359
      70   ProAssurance Corp. (b)                                         3,705


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           INSURANCE (CONTINUED)
     104   Protective Life Corp.                                  $       4,432
      76   Prudential Financial, Inc.                                     5,754
     189   RLI Corp.                                                      9,072
     274   Safety Insurance Group, Inc.                                   9,837
      67   SCPIE Holdings, Inc. (b)                                       1,861
     231   Selective Insurance Group, Inc.                                4,925
     640   Travelers (The) Cos.                                          32,256
     147   United Fire & Casualty Co.                                     4,844
     119   Unitrin, Inc.                                                  4,515
     543   Unum Group                                                    12,603
                                                                  -------------
                                                                        427,543
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--0.2%
     469   Knot (The), Inc. (b)                                           5,506
     694   Perficient, Inc. (b)                                           6,371
                                                                  -------------
                                                                         11,877
                                                                  -------------
           IT SERVICES--2.6%
   1,421   Acxiom Corp.                                                  16,810
   1,912   CIBER, Inc. (b)                                               11,969
     751   Computer Sciences Corp. (b)                                   32,736
   2,034   Convergys Corp. (b)                                           31,974
   1,112   CSG Systems International, Inc. (b)                           13,455
   1,839   Electronic Data Systems Corp.                                 34,133
     157   Fidelity National Information Services, Inc.                   5,661
     865   Gevity HR, Inc.                                                5,899
   1,086   Metavante Technologies, Inc. (b)                              25,597
     159   NeuStar, Inc., Class A (b)                                     4,374
     391   SI International, Inc. (b)                                     8,970
     200   Startek, Inc. (b)                                              1,886
                                                                  -------------
                                                                        193,464
                                                                  -------------
           LEISURE EQUIPMENT & PRODUCTS--1.3%
     756   Arctic Cat, Inc.                                               5,730
   1,496   Brunswick Corp.                                               24,952
     574   Callaway Golf Co.                                              7,887
     642   Hasbro, Inc.                                                  22,830
     340   JAKKS Pacific, Inc. (b)                                        7,987
     900   Mattel, Inc.                                                  16,875
     357   RC2 Corp. (b)                                                  6,605
     455   Sturm, Ruger & Co., Inc. (b)                                   3,422
                                                                  -------------
                                                                         96,288
                                                                  -------------
           MACHINERY--2.7%
     240   Barnes Group, Inc.                                             6,259
     103   Briggs & Stratton Corp.                                        1,568
     190   Cascade Corp.                                                  8,218
     286   Dover Corp.                                                   14,148
     150   Eaton Corp.                                                   13,176
     302   Federal Signal Corp.                                           4,192


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           MACHINERY (CONTINUED)
     275   IDEX Corp.                                             $      10,090
     248   Illinois Tool Works, Inc.                                     12,968
      42   Kaydon Corp.                                                   2,200
     738   Kennametal, Inc.                                              25,659
     655   Lydall, Inc. (b)                                               7,631
     325   Mueller Industries, Inc.                                      10,520
     349   Oshkosh Truck Corp.                                           14,169
     133   PACCAR, Inc.                                                   6,294
     264   Pentair, Inc.                                                  9,723
     567   Timken (The) Co.                                              20,497
     815   Trinity Industries, Inc.                                      24,776
     834   Wabash National Corp.                                          6,989
     197   Watts Water Technologies, Inc., Class A                        5,293
                                                                  -------------
                                                                        204,370
                                                                  -------------
           MARINE--0.1%
     196   Alexander & Baldwin, Inc.                                      9,845
                                                                  -------------
           MEDIA--3.4%
   1,082   CBS Corp., Class B                                            24,962
     409   Clear Channel Communications, Inc.                            12,331
     926   Comcast Corp., Class A                                        19,029
   1,054   Gannett Co., Inc.                                             30,165
   1,233   Harte-Hanks, Inc.                                             16,843
   2,169   Lee Enterprises, Inc.                                         16,766
     309   Live Nation, Inc. (b)                                          4,261
   1,203   Media General, Inc., Class A                                  17,660
     625   Meredith Corp.                                                20,256
     316   New York Times (The) Co., Class A                              6,162
     319   News Corp., Class A                                            5,710
     717   Scholastic Corp. (b)                                          20,184
   2,184   Time Warner, Inc.                                             32,433
     381   Walt Disney (The) Co.                                         12,356
      18   Washington Post (The) Co., Class B                            11,801
                                                                  -------------
                                                                        250,919
                                                                  -------------
           METALS & MINING--1.1%
     278   A.M. Castle & Co.                                              8,593
     662   Alcoa, Inc.                                                   23,024
     335   Allegheny Technologies, Inc.                                  23,058
     151   Carpenter Technology Corp.                                     7,743
     166   RTI International Metals, Inc. (b)                             6,838
     500   Worthington Industries, Inc.                                   9,005
                                                                  -------------
                                                                         78,261
                                                                  -------------
           MULTILINE RETAIL--2.7%
     803   Big Lots, Inc. (b)                                            21,705
   1,779   Dillard's, Inc., Class A                                      36,292
   1,225   Family Dollar Stores, Inc.                                    26,215
     731   Fred's, Inc.                                                   8,099
     812   J.C. Penney Co., Inc.                                         34,510
   1,328   Macy's, Inc.                                                  33,585


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           MULTILINE RETAIL (CONTINUED)
     366   Nordstrom, Inc.                                        $      12,905
     338   Saks, Inc. (b)                                                 4,397
     236   Target Corp.                                                  12,539
   1,808   Tuesday Morning Corp. (b)                                      9,836
                                                                  -------------
                                                                        200,083
                                                                  -------------
           MULTI-UTILITIES--6.1%
     620   Alliant Energy Corp.                                          23,355
     542   Ameren Corp.                                                  24,585
   1,313   Aquila, Inc. (b)                                               4,727
     282   Avista Corp.                                                   5,789
     471   Black Hills Corp.                                             18,374
     837   CenterPoint Energy, Inc.                                      12,739
     142   CH Energy Group, Inc.                                          5,021
     882   CMS Energy Corp.                                              12,860
     602   Consolidated Edison, Inc.                                     25,043
     585   Dominion Resources, Inc.                                      25,383
     787   DTE Energy Co.                                                31,725
     524   Energy East Corp.                                             11,947
     256   Integrys Energy Group, Inc.                                   12,260
     687   MDU Resources Group, Inc.                                     19,834
   1,386   NiSource, Inc.                                                24,809
     277   NSTAR                                                          8,922
     541   OGE Energy Corp.                                              17,685
     649   PG&E Corp.                                                    25,961
   1,352   PNM Resources, Inc.                                           19,590
     149   Public Service Enterprise Group, Inc.                          6,543
     489   Puget Energy, Inc.                                            13,306
     346   SCANA Corp.                                                   13,643
     336   Sempra Energy                                                 19,041
   1,920   TECO Energy, Inc.                                             30,740
     471   Vectren Corp.                                                 13,320
     192   Wisconsin Energy Corp.                                         9,112
     898   Xcel Energy, Inc.                                             18,678
                                                                  -------------
                                                                        454,992
                                                                  -------------
           OFFICE ELECTRONICS--0.4%
   1,596   Xerox Corp.                                                   22,296
     127   Zebra Technologies Corp., Class A (b)                          4,667
                                                                  -------------
                                                                         26,963
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--3.4%
     486   Anadarko Petroleum Corp.                                      32,348
     359   Chevron Corp.                                                 34,518
     359   El Paso Corp.                                                  6,153
     172   Forest Oil Corp. (b)                                          10,136
     672   Marathon Oil Corp.                                            30,623
     328   Noble Energy, Inc.                                            28,536
     326   Occidental Petroleum Corp.                                    27,126
     310   Overseas Shipholding Group, Inc.                              23,331
     525   Spectra Energy Corp.                                          12,968


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS (CONTINUED)
     179   Stone Energy Corp. (b)                                 $      10,908
     208   Swift Energy Co. (b)                                          10,845
   1,021   Tesoro Corp.                                                  25,668
                                                                  -------------
                                                                        253,160
                                                                  -------------
           PAPER & FOREST PRODUCTS--1.0%
     839   Buckeye Technologies, Inc. (b)                                 7,241
   1,126   International Paper Co.                                       29,468
     878   MeadWestvaco Corp.                                            23,091
     291   Neenah Paper, Inc.                                             6,687
     162   Schweitzer-Mauduit International, Inc.                         3,585
     907   Wausau Paper Corp.                                             7,020
                                                                  -------------
                                                                         77,092
                                                                  -------------
           PHARMACEUTICALS--1.1%
   3,520   King Pharmaceuticals, Inc. (b)                                33,052
     571   Pfizer, Inc.                                                  11,483
   1,492   Salix Pharmaceuticals, Ltd. (b)                               10,474
   1,048   ViroPharma, Inc. (b)                                           9,600
     429   Wyeth                                                         19,078
                                                                  -------------
                                                                         83,687
                                                                  -------------
           REAL ESTATE INVESTMENT TRUSTS--0.7%
     130   Boston Properties, Inc.                                       13,063
     390   Colonial Properties Trust                                      9,450
     145   DiamondRock Hospitality Co.                                    1,849
      37   Entertainment Properties Trust                                 1,974
     248   Hospitality Properties Trust                                   7,968
     375   Host Hotels & Resorts, Inc.                                    6,450
      71   LTC Properties, Inc.                                           1,933
     331   Medical Properties Trust, Inc.                                 4,022
      83   National Retail Properties, Inc.                               1,902
      97   Rayonier, Inc.                                                 4,077
                                                                  -------------
                                                                         52,688
                                                                  -------------
           ROAD & RAIL--1.7%
     294   Arkansas Best Corp.                                           11,607
   1,588   Avis Budget Group, Inc. (b)                                   21,089
      85   Con-way, Inc.                                                  3,931
     107   CSX Corp.                                                      6,736
     330   Norfolk Southern Corp.                                        19,661
     392   Ryder System, Inc.                                            26,840
      95   Union Pacific Corp.                                           13,793
   1,170   Werner Enterprises, Inc.                                      22,757
                                                                  -------------
                                                                        126,414
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.8%
     706   Advanced Energy Industries, Inc. (b)                           9,884
     202   Analog Devices, Inc.                                           6,506
   2,423   Atmel Corp. (b)                                                9,014


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
      66   ATMI, Inc. (b)                                         $       1,943
     328   Axcelis Technologies, Inc. (b)                                 1,771
     567   Brooks Automation, Inc. (b)                                    5,874
     117   Cabot Microelectronics Corp. (b)                               3,984
     360   Cymer, Inc. (b)                                                9,356
     920   Cypress Semiconductor Corp. (b)                               25,870
   1,061   Fairchild Semiconductor International, Inc. (b)               13,835
     172   FEI Co. (b)                                                    3,762
     944   Integrated Device Technology, Inc. (b)                        10,091
     846   Intel Corp.                                                   18,832
     588   International Rectifier Corp. (b)                             13,383
     164   Intersil Corp., Class A                                        4,382
     483   KLA-Tencor Corp.                                              21,097
     691   Kopin Corp. (b)                                                2,059
   1,568   Kulicke & Soffa Industries, Inc. (b)                          10,333
     568   Lam Research Corp. (b)                                        23,197
     404   Micrel, Inc.                                                   3,967
     182   Microchip Technology, Inc.                                     6,689
   4,001   Micron Technology, Inc. (b)                                   30,889
     350   MKS Instruments, Inc. (b)                                      7,998
   1,455   Novellus Systems, Inc. (b)                                    31,807
     981   Photronics, Inc. (b)                                          10,399
   8,164   RF Micro Devices, Inc. (b)                                    27,513
     384   Rudolph Technologies, Inc. (b)                                 3,901
     294   Semtech Corp. (b)                                              4,775
     515   Skyworks Solutions, Inc. (b)                                   4,475
      63   Standard Microsystems Corp. (b)                                1,868
     184   Supertex, Inc. (b)                                             3,949
     634   Texas Instruments, Inc.                                       18,487
      65   Varian Semiconductor Equipment Associates, Inc. (b)            2,381
                                                                  -------------
                                                                        354,271
                                                                  -------------
           SOFTWARE--0.8%
      99   Advent Software, Inc. (b)                                      3,946
   2,033   Cadence Design Systems, Inc. (b)                              22,628
   2,441   Compuware Corp. (b)                                           18,405
      80   Manhattan Associates, Inc. (b)                                 2,081
     477   Mentor Graphics Corp. (b)                                      4,803
     528   Parametric Technology Corp. (b)                                9,203
                                                                  -------------
                                                                         61,066
                                                                  -------------
           SPECIALTY RETAIL--7.4%
     435   Aaron Rents, Inc.                                             10,832
     898   AnnTaylor Stores Corp. (b)                                    22,719
   2,046   AutoNation, Inc. (b)                                          32,756
     413   Barnes & Noble, Inc.                                          13,332
   1,068   Big 5 Sporting Goods Corp.                                     9,815
   2,154   Borders Group, Inc. (b)                                       13,570
     622   Brown Shoe Co., Inc.                                          10,375
     662   Cabela's, Inc. (b)                                             8,957
     627   Cato (The) Corp., Class A                                     10,816
     540   Charlotte Russe Holding, Inc. (b)                              8,575
   4,496   Charming Shoppes, Inc. (b)                                    23,199


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           SPECIALTY RETAIL (CONTINUED)
     305   Children's Place Retail Stores (The), Inc. (b)         $       7,091
   3,339   Coldwater Creek, Inc. (b)                                     17,830
   1,792   Collective Brands, Inc. (b)                                   22,167
   1,968   Finish Line (The), Inc., Class  A                             12,930
   1,433   Foot Locker, Inc.                                             18,127
     324   Genesco, Inc. (b)                                              7,180
     399   Group 1 Automotive, Inc.                                      10,645
     518   Haverty Furniture Cos., Inc.                                   4,729
     641   Home Depot (The), Inc.                                        18,461
   2,173   Hot Topic, Inc. (b)                                           11,539
     509   Jo-Ann Stores, Inc. (b)                                        9,640
   1,791   Limited Brands, Inc.                                          33,170
     922   Lithia Motors, Inc., Class A                                   8,298
     601   MarineMax, Inc. (b)                                            6,851
     403   Men's Wearhouse (The), Inc.                                   10,732
   2,772   Office Depot, Inc. (b)                                        35,150
   1,600   OfficeMax, Inc.                                               29,232
     553   Pep Boys-Manny, Moe & Jack (The)                               4,933
     825   PetSmart, Inc.                                                18,464
   1,885   RadioShack Corp.                                              26,202
     919   Rent-A-Center, Inc. (b)                                       19,786
     351   Sherwin-Williams (The) Co.                                    19,417
     456   Sonic Automotive, Inc., Class A                                9,252
   1,667   Stein Mart, Inc.                                               8,885
     143   Tiffany & Co.                                                  6,226
     223   Tween Brands, Inc. (b)                                         4,237
     279   Zale Corp. (b)                                                 5,781
                                                                  -------------
                                                                        551,901
                                                                  -------------
           TEXTILES, APPAREL & LUXURY GOODS--1.2%
     106   Iconix Brand Group, Inc. (b)                                   1,688
     445   Jones Apparel Group, Inc.                                      7,044
     230   Maidenform Brands, Inc. (b)                                    3,427
     481   Movado Group, Inc.                                            10,505
     416   Oxford Industries, Inc.                                       11,561
     343   Perry Ellis International, Inc. (b)                            7,834
     334   Phillips-Van Heusen Corp.                                     14,098
     371   Skechers U.S.A., Inc., Class A (b)                             8,774
     202   UniFirst Corp.                                                 9,456
     231   VF Corp.                                                      17,181
                                                                  -------------
                                                                         91,568
                                                                  -------------
           THRIFTS & MORTGAGE FINANCE--0.8%
      97   Anchor BanCorp Wisconsin, Inc.                                 1,473
   1,496   BankUnited Financial Corp., Class A                            5,879
     770   Corus Bankshares, Inc.                                         5,644
     204   Downey Financial Corp.                                         2,885
     310   First Niagara Financial Group, Inc.                            4,473
     345   FirstFed Financial Corp. (b)                                   5,272
     764   Flagstar Bancorp, Inc.                                         4,676
   3,092   Franklin Bank Corp. (b)                                        4,793


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           THRIFTS & MORTGAGE FINANCE (CONTINUED)
     353   Guaranty Financial Group, Inc. (b)                     $       2,700
   3,731   PMI Group (The), Inc.                                         21,005
   1,103   Triad Guaranty, Inc. (b)                                       2,515
                                                                  -------------
                                                                         61,315
                                                                  -------------
           TOBACCO--0.6%
   1,380   Altria Group, Inc.                                            27,599
     202   Reynolds American, Inc.                                       10,878
     129   Universal Corp.                                                8,281
                                                                  -------------
                                                                         46,758
                                                                  -------------
           TRADING COMPANIES & DISTRIBUTORS--0.9%
     125   Applied Industrial Technologies, Inc.                          3,020
     432   GATX Corp.                                                    19,008
      65   Kaman Corp.                                                    1,762
      67   Lawson Products                                                1,700
   1,153   United Rentals, Inc. (b)                                      21,723
     235   W.W. Grainger, Inc.                                           20,377
      44   Watsco, Inc.                                                   1,996
                                                                  -------------
                                                                         69,586
                                                                  -------------
           WIRELESS TELECOMMUNICATION SERVICES--0.3%
     553   Telephone and Data Systems, Inc.                              21,180
                                                                  -------------
           TOTAL COMMON STOCKS-100.0%
           (Cost $8,250,532)                                          7,465,853

           MONEY MARKET FUNDS--0.8%
  61,769   J.P. Morgan Institutional Treasury Money
              Market Fund--1.47% (c)
           (Cost $61,769)                                                61,769
                                                                  -------------

           TOTAL INVESTMENTS--100.8%
           (Cost $8,312,301) (d)                                      7,527,622
           NET OTHER ASSETS AND LIABILITIES--(0.8%)                     (60,155)
                                                                  -------------

           NET ASSETS--100.0%                                     $   7,467,467
                                                                  =============




    (a) All percentages shown in the Portfolio of Investments are based on net assets.

    (b)  Non-income producing security.

    (c)  Represents annualized 7-day yield at April 30, 2008.

    (d) Aggregate cost for federal income tax and financial reporting purposes. As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $271,498 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,056,177.




              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS--100.0%
           AEROSPACE & DEFENSE--3.5%
     205   AAR Corp. (b)                                          $       4,797
     243   Alliant Techsystems, Inc. (b)                                 26,725
     360   BE Aerospace, Inc. (b)                                        14,530
     208   Curtiss-Wright Corp.                                           9,878
     540   DRS Technologies, Inc.                                        33,718
     285   Esterline Technologies Corp. (b)                              15,863
     543   GenCorp, Inc. (b)                                              4,654
     374   General Dynamics Corp.                                        33,817
     135   Goodrich Corp.                                                 9,200
     552   Honeywell International, Inc.                                 32,789
     356   L-3 Communications Holdings, Inc.                             39,676
     157   Lockheed Martin Corp.                                         16,648
     265   Moog, Inc., Class A (b)                                       11,424
     595   Orbital Sciences Corp (b)                                     16,011
     183   Teledyne Technologies, Inc. (b)                               10,748
     339   United Technologies Corp.                                     24,567
                                                                  -------------
                                                                        305,045
                                                                  -------------
           AIR FREIGHT & LOGISTICS--1.4%
     716   C.H. Robinson Worldwide, Inc.                                 44,879
     689   Expeditors International of Washington, Inc.                  32,101
     316   Forward Air Corp.                                             10,772
     436   Hub Group, Inc., Class A (b)                                  14,253
     320   United Parcel Service, Inc., Class B                          23,171
                                                                  -------------
                                                                        125,176
                                                                  -------------
           AUTO COMPONENTS--0.9%
     585   BorgWarner, Inc.                                              28,753
     353   Gentex Corp.                                                   6,594
     302   Goodyear Tire & Rubber (The) Co. (b)                           8,088
     922   Johnson Controls, Inc.                                        32,509
     661   Spartan Motors, Inc.                                           6,207
                                                                  -------------
                                                                         82,151
                                                                  -------------
           BEVERAGES--1.3%
     164   Anheuser-Busch Cos., Inc.                                      8,069
     302   Boston Beer (The) Co., Inc., Class A (b)                      13,379
     235   Brown-Forman Corp., Class B                                   15,985
     512   Coca-Cola (The) Co.                                           30,141
     172   Hansen Natural Corp. (b)                                       6,087
     689   Pepsi Bottling Group (The), Inc.                              23,226
     216   PepsiCo, Inc.                                                 14,802
                                                                  -------------
                                                                        111,689
                                                                  -------------
           BIOTECHNOLOGY--2.4%
     505   Biogen Idec, Inc. (b)                                         30,648
     508   Celgene Corp. (b)                                             31,567
     304   Cubist Pharmaceuticals, Inc. (b)                               5,885
     522   Genzyme Corp. (b)                                             36,723


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           BIOTECHNOLOGY (CONTINUED)
     756   Gilead Sciences, Inc. (b)                              $      39,132
     266   LifeCell Corp. (b)                                            13,507
     366   Martek Biosciences Corp. (b)                                  12,905
   1,175   Millennium Pharmaceuticals, Inc. (b)                          29,222
     291   Regeneron Pharmaceuticals, Inc. (b)                            5,709
     140   Savient Pharmaceuticals, Inc. (b)                              3,058
                                                                  -------------
                                                                        208,356
                                                                  -------------
           BUILDING PRODUCTS--0.4%
     103   Simpson Manufacturing Co., Inc.                                2,718
     679   Trane, Inc.                                                   31,580
                                                                  -------------
                                                                         34,298
                                                                  -------------
           CAPITAL MARKETS--1.7%
     597   Federated Investors, Inc., Class B                            19,988
     242   Investment Technology Group, Inc. (b)                         11,679
     335   Janus Capital Group, Inc.                                      9,400
     469   Northern Trust Corp.                                          34,758
     493   State Street Corp.                                            35,564
     312   T. Rowe Price Group, Inc.                                     18,271
     566   Waddell & Reed Financial, Inc., Class A                       19,165
                                                                  -------------
                                                                        148,825
                                                                  -------------
           CHEMICALS--3.7%
     254   Air Products and Chemicals, Inc.                              25,001
     400   Airgas, Inc.                                                  19,252
     304   CF Industries Holding, Inc.                                   40,644
     374   Eastman Chemical Co.                                          27,489
     179   Ecolab, Inc.                                                   8,227
     453   FMC Corp.                                                     28,439
     426   Hercules, Inc.                                                 8,009
     177   International Flavors & Fragrances, Inc.                       8,073
      96   Minerals Technologies, Inc.                                    6,503
     349   Monsanto Co.                                                  39,793
     190   NewMarket Corp.                                               12,337
     370   Praxair, Inc.                                                 33,785
     653   Sigma-Aldrich Corp.                                           37,234
     708   Terra Industries, Inc. (b)                                    26,805
                                                                  -------------
                                                                        321,591
                                                                  -------------
           COMMERCIAL BANKS--0.7%
     146   Glacier Bancorp, Inc.                                          3,005
     133   Hancock Holding Co.                                            5,489
     430   Nara Bancorp, Inc.                                             5,646
     178   PrivateBancorp, Inc.                                           6,050
     195   Prosperity Bancshares, Inc.                                    6,039
     139   SVB Financial Group (b)                                        6,764


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL BANKS (CONTINUED)
     209   UMB Financial Corp.                                    $      10,375
     239   Westamerica Bancorporation                                    13,967
                                                                  -------------
                                                                         57,335
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--2.7%
     468   Brink's (The) Co.                                             34,046
     382   ChoicePoint, Inc. (b)                                         18,470
     154   Consolidated Graphics, Inc. (b)                                8,958
     325   Copart, Inc. (b)                                              13,283
     457   Corrections Corp. of America (b)                              11,654
     678   Equifax, Inc.                                                 25,947
     542   Healthcare Services Group, Inc.                                8,271
     398   Interface, Inc., Class A                                       5,110
     744   Korn/Ferry International (b)                                  13,883
   1,657   Navigant Consulting, Inc. (b)                                 33,339
     207   Republic Services, Inc.                                        6,581
     342   Rollins, Inc.                                                  5,448
     118   Stericycle, Inc. (b)                                           6,299
     816   Sykes Enterprises, Inc. (b)                                   13,562
     287   Tetra Tech, Inc. (b)                                           6,064
     280   Waste Connections, Inc. (b)                                    8,980
     253   Watson Wyatt Worldwide, Inc., Class A                         14,831
                                                                  -------------
                                                                        234,726
                                                                  -------------
           COMMUNICATIONS EQUIPMENT--1.0%
      72   Comtech Telecommunications Corp. (b)                           2,789
     972   Corning, Inc.                                                 25,961
     125   Harris Corp.                                                   6,754
   1,163   JDS Uniphase Corp. (b)                                        16,643
     269   Polycom, Inc. (b)                                              6,026
     570   QUALCOMM, Inc.                                                24,618
                                                                  -------------
                                                                         82,791
                                                                  -------------
           COMPUTERS & PERIPHERALS--1.6%
     109   Apple, Inc. (b)                                               18,961
     682   Hewlett-Packard Co.                                           31,611
     271   International Business Machines Corp.                         32,710
     216   Intevac, Inc. (b)                                              2,868
   1,015   QLogic Corp. (b)                                              16,199
   1,163   Western Digital Corp. (b)                                     33,715
                                                                  -------------
                                                                        136,064
                                                                  -------------
           CONSTRUCTION & ENGINEERING--1.2%
     276   Fluor Corp.                                                   42,192
     423   Jacobs Engineering Group, Inc. (b)                            36,518
     543   Quanta Services, Inc. (b)                                     14,411
     183   Shaw Group (The), Inc. (b)                                     9,044
                                                                  -------------
                                                                        102,165
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           CONSTRUCTION MATERIALS--0.1%
     424   Headwaters, Inc. (b)                                   $       4,846
                                                                  -------------
           CONSUMER FINANCE--0.4%
     394   Cash America International, Inc.                              16,071
     624   Rewards Network, Inc. (b)                                      3,008
     351   World Acceptance Corp. (b)                                    13,822
                                                                  -------------
                                                                         32,901
                                                                  -------------
           CONTAINERS & PACKAGING--1.0%
     646   AptarGroup, Inc.                                              28,521
     678   Ball Corp.                                                    36,463
     891   Pactiv Corp. (b)                                              21,197
                                                                  -------------
                                                                         86,181
                                                                  -------------
           DISTRIBUTORS--0.2%
     638   LKQ Corp. (b)                                                 13,883
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--1.2%
     333   Bright Horizons Family Solutions, Inc. (b)                    15,788
      99   Coinstar, Inc. (b)                                             3,157
     301   DeVry, Inc.                                                   17,157
   1,500   H&R Block, Inc.                                               32,804
     377   Matthews International Corp., Class A                         18,639
      82   Strayer Education, Inc.                                       15,227
                                                                  -------------
                                                                        102,772
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES--0.6%
      60   IntercontinentalExchange, Inc. (b)                             9,309
     689   Leucadia National Corp.                                       35,291
     130   Portfolio Recovery Associates, Inc. (b)                        5,721
                                                                  -------------
                                                                         50,321
                                                                  -------------
           ELECTRICAL EQUIPMENT--1.2%
     573   AMETEK, Inc.                                                  27,802
     334   Brady Corp., Class A                                          11,339
     605   Emerson Electric Co.                                          31,618
     136   Rockwell Automation, Inc.                                      7,375
     306   Roper Industries, Inc.                                        19,009
     209   Woodward Governor Co.                                          7,342
                                                                  -------------
                                                                        104,485
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
     338   Amphenol Corp., Class A                                       15,609
     175   Anixter International, Inc. (b)                                9,970
     334   Brightpoint, Inc. (b)                                          3,059
     534   Checkpoint Systems, Inc. (b)                                  13,847
     276   FARO Technologies, Inc. (b)                                    9,726
     372   FLIR Systems, Inc. (b)                                        12,771
     159   Itron, Inc. (b)                                               14,800


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
     160   Littelfuse, Inc. (b)                                   $       5,882
     511   Plexus Corp. (b)                                              12,310
     396   ScanSource, Inc. (b)                                           9,888
     196   Trimble Navigation Ltd. (b)                                    6,427
   1,267   TTM Technologies, Inc. (b)                                    16,863
                                                                  -------------
                                                                        131,152
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES--6.0%
     122   Atwood Oceanics, Inc. (b)                                     12,284
     114   Baker Hughes, Inc.                                             9,220
     650   Basic Energy Services, Inc. (b)                               15,080
   1,093   BJ Services Co.                                               30,899
     267   Bristow Group, Inc. (b)                                       14,084
     561   Cameron International Corp. (b)                               27,618
      70   CARBO Ceramics, Inc.                                           3,327
      60   Dril-Quip, Inc. (b)                                            3,430
      94   Exterran Holdings, Inc. (b)                                    6,278
     553   FMC Technologies, Inc. (b)                                    37,162
     300   Gulf Island Fabrication, Inc.                                 11,862
     990   Halliburton Co.                                               45,450
      89   Helix Energy Solutions Group, Inc. (b)                         3,075
     671   Helmerich & Payne, Inc.                                       36,066
     314   Hornbeck Offshore Services, Inc. (b)                          15,659
     810   ION Geophysical Corp. (b)                                     12,903
     135   Lufkin Industries, Inc.                                       10,186
     325   Matrix Service Co. (b)                                         6,536
     120   NATCO Group, Inc., Class A (b)                                 6,072
     137   Oceaneering International, Inc. (b)                            9,149
     901   Pioneer Drilling Co. (b)                                      14,713
      90   Schlumberger Ltd.                                              9,050
     485   Smith International, Inc.                                     37,107
     794   Superior Energy Services, Inc. (b)                            35,238
     656   Superior Well Services, Inc. (b)                              15,619
     353   TETRA Technologies, Inc. (b)                                   5,740
     115   Transocean, Inc. (b)                                          16,958
     152   Unit Corp. (b)                                                 9,654
     537   Weatherford International Ltd. (b)                            43,320
     208   W-H Energy Services, Inc. (b)                                 16,076
                                                                  -------------
                                                                        519,815
                                                                  -------------
           FOOD & STAPLES RETAILING--2.4%
     322   Andersons (The), Inc.                                         14,635
     881   BJ's Wholesale Club, Inc. (b)                                 33,584
     599   Costco Wholesale Corp.                                        42,679
     961   CVS Caremark Corp.                                            38,796
     537   Sysco Corp.                                                   16,416
     409   Walgreen Co.                                                  14,254
     739   Wal-Mart Stores, Inc.                                         42,846
     236   Whole Foods Market, Inc.                                       7,703
                                                                  -------------
                                                                        210,913
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           FOOD PRODUCTS--2.8%
     946   Archer-Daniels-Midland Co.                             $      41,681
     229   Campbell Soup Co.                                              7,969
     580   Flowers Foods, Inc.                                           15,016
     520   General Mills, Inc.                                           31,408
     292   Hain Celestial Group (The), Inc. (b)                           7,207
     604   Hormel Foods Corp.                                            23,804
     444   Kellogg Co.                                                   22,719
     632   McCormick & Co., Inc.                                         23,883
     247   Ralcorp Holdings, Inc. (b)                                    15,077
     377   Sanderson Farms, Inc.                                         15,710
     496   Wm. Wrigley Jr. Co.                                           37,775
                                                                  -------------
                                                                        242,249
                                                                  -------------
           GAS UTILITIES--0.6%
     202   Energen Corp.                                                 13,784
     309   Equitable Resources, Inc.                                     20,509
     275   Questar Corp.                                                 17,058
                                                                  -------------
                                                                         51,351
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--4.4%
     121   Abaxis, Inc. (b)                                               3,083
     197   American Medical Systems Holdings, Inc. (b)                    2,778
      84   Analogic Corp.                                                 4,838
     404   Baxter International, Inc.                                    25,177
      94   Beckman Coulter, Inc.                                          6,420
     363   Becton, Dickinson and Co.                                     32,452
   1,210   Boston Scientific Corp. (b)                                   16,129
     323   C.R. Bard, Inc.                                               30,417
     336   CONMED Corp. (b)                                               8,575
   1,190   CryoLife, Inc. (b)                                            12,638
     193   Cyberonics, Inc. (b)                                           3,049
     157   DENTSPLY International, Inc.                                   6,103
     136   Edwards Lifesciences Corp. (b)                                 7,537
     144   Haemonetics Corp. (b)                                          8,241
     453   Hologic, Inc. (b)                                             13,223
     910   Hospira, Inc. (b)                                             37,448
     114   IDEXX Laboratories, Inc. (b)                                   6,065
     257   Integra LifeSciences Holdings (b)                             10,889
      97   Intuitive Surgical, Inc. (b)                                  28,058
     193   Kensey Nash Corp. (b)                                          5,628
     131   Kinetic Concepts, Inc. (b)                                     5,195
     334   Meridian Bioscience, Inc.                                      8,995
     906   Merit Medical Systems, Inc. (b)                               13,327
     721   St. Jude Medical, Inc. (b)                                    31,565
     469   STERIS Corp.                                                  12,996
     120   Stryker Corp.                                                  7,780
      67   SurModics, Inc. (b)                                            2,979
     168   Symmetry Medical, Inc. (b)                                     2,357


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
      55   Vital Signs, Inc.                                      $       2,878
     253   West Pharmaceutical Services, Inc.                            11,868
     200   Zimmer Holdings, Inc. (b)                                     14,832
                                                                  -------------
                                                                        383,520
                                                                  -------------

           HEALTH CARE PROVIDERS & SERVICES--3.5%
     231   Air Methods Corp. (b)                                          9,263
     284   Amedisys, Inc. (b)                                            14,711
     315   AMERIGROUP Corp. (b)                                           8,187
     181   AMN Healthcare Services, Inc. (b)                              2,641
     363   AmSurg Corp. (b)                                               9,271
     307   Apria Healthcare Group, Inc. (b)                               5,409
     937   Community Health Systems, Inc. (b)                            35,165
     484   Express Scripts, Inc. (b)                                     33,889
     450   HealthExtras, Inc. (b)                                        12,699
     438   Henry Schein, Inc. (b)                                        24,252
     392   HMS Holdings Corp. (b)                                        10,102
      97   inVentiv Health, Inc. (b)                                      2,884
     317   Laboratory Corp. of America Holdings (b)                      23,972
     534   Medco Health Solutions, Inc. (b)                              26,454
     114   Molina Healthcare, Inc. (b)                                    2,831
     644   Patterson Cos., Inc. (b)                                      22,025
     128   Pediatrix Medical Group, Inc. (b)                              8,707
     168   PSS World Medical, Inc. (b)                                    2,767
     536   Psychiatric Solutions, Inc. (b)                               18,605
     469   Universal Health Services, Inc., Class B                      29,378
                                                                  -------------
                                                                        303,212
                                                                  -------------
           HEALTH CARE TECHNOLOGY--0.0%
     164   Phase Forward, Inc. (b)                                        3,018
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--2.9%
     114   Buffalo Wild Wings, Inc. (b)                                   3,506
     508   CBRL Group, Inc.                                              18,766
     194   CEC Entertainment, Inc. (b)                                    7,217
     577   Cheesecake Factory (The), Inc. (b)                            13,058
     160   Chipotle Mexican Grill, Inc., Class A (b)                     15,701
     718   Darden Restaurants, Inc.                                      25,546
     180   IHOP Corp.                                                     8,395
     227   Marriott International, Inc., Class A                          7,786
     419   McDonald's Corp.                                              24,964
     393   P.F. Chang's China Bistro, Inc. (b)                           12,195
     267   Panera Bread Co., Class A (b)                                 13,953
     356   Papa John's International, Inc. (b)                            9,612
     119   Peet's Coffee & Tea, Inc. (b)                                  2,764
     382   Red Robin Gourmet Burgers, Inc. (b)                           15,693
     391   Sonic Corp. (b)                                                8,598
     150   Starwood Hotels & Resorts Worldwide, Inc.                      7,832


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           HOTELS, RESTAURANTS & LEISURE (CONTINUED)
     311   WMS Industries, Inc. (b)                               $      11,255
   1,046   Yum! Brands, Inc.                                             42,550
                                                                  -------------
                                                                        249,391
                                                                  -------------
           HOUSEHOLD DURABLES--1.3%
     118   Black & Decker Corp.                                           7,744
   1,187   Hovnanian Enterprises, Inc., Class  A (b)                     14,030
     415   M.D.C. Holdings, Inc.                                         18,086
     446   Meritage Homes Corp. (b)                                       8,461
      42   NVR, Inc. (b)                                                 25,767
   1,606   Pulte Homes, Inc.                                             20,942
     575   Standard Pacific Corp. (b)                                     2,910
     774   Toll Brothers, lnc. (b)                                       17,523
                                                                  -------------
                                                                        115,463
                                                                  -------------
           HOUSEHOLD PRODUCTS--1.1%
     464   Church & Dwight Co., Inc.                                     26,364
     400   Colgate-Palmolive Co.                                         28,280
      67   Energizer Holdings, Inc. (b)                                   5,297
     241   Kimberly-Clark Corp.                                          15,422
     222   Procter & Gamble (The) Co.                                    14,885
     168   WD-40 Co.                                                      5,228
                                                                  -------------
                                                                         95,476
                                                                  -------------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
     467   AES (The) Corp. (b)                                            8,107
     265   Constellation Energy Group                                    22,432
                                                                  -------------
                                                                         30,539
                                                                  -------------
           INDUSTRIAL CONGLOMERATES--0.3%
     422   Textron, Inc.                                                 25,746
                                                                  -------------
           INSURANCE--1.3%
     480   Aflac, Inc.                                                   32,002
     345   Infinity Property & Casualty Corp.                            13,372
     206   Navigators Group (The), Inc. (b)                              10,094
     140   Principal Financial Group, Inc.                                7,512
     381   StanCorp Financial Group, Inc.                                19,522
     259   Torchmark Corp.                                               16,768
     222   Tower Group, Inc.                                              5,215
     219   W.R. Berkley Corp.                                             5,626
                                                                  -------------
                                                                        110,111
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           INTERNET & CATALOG RETAIL--0.6%
     218   Amazon.com, Inc. (b)                                   $      17,141
      52   Blue Nile, Inc. (b)                                            2,583
     908   Netflix, Inc. (b)                                             29,038
     504   PetMed Express, Inc. (b)                                       5,655
                                                                  -------------
                                                                         54,417
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--0.7%
     277   Akamai Technologies, Inc. (b)                                  9,908
     224   Bankrate, Inc. (b)                                            11,702
     261   eBay, Inc. (b)                                                 8,167
     125   j2 Global Communications, Inc. (b)                             2,675
     234   VeriSign, Inc. (b)                                             8,436
     459   Websense, Inc. (b)                                             8,928
     538   Yahoo!, Inc. (b)                                              14,746
                                                                  -------------
                                                                         64,562
                                                                  -------------
           IT SERVICES--1.9%
     622   Affiliated Computer Services, Inc., Class A (b)               32,948
     367   Automatic Data Processing, Inc.                               16,221
     344   Broadridge Financial Solutions, Inc.                           6,405
     245   CACI International Inc., Class A (b)                          12,279
     589   CyberSource Corp. (b)                                         10,690
     162   Fiserv, Inc. (b)                                               8,189
     313   Gartner, Inc. (b)                                              7,174
     439   Global Payments, Inc.                                         19,431
     316   ManTech International Corp., Class A (b)                      15,095
     234   MAXIMUS, Inc.                                                  8,873
     517   SRA International, Inc., Class A (b)                          13,582
     366   Western Union Co.                                              8,418
      91   Wright Express Corp. (b)                                       3,003
                                                                  -------------
                                                                        162,308
                                                                  -------------
           LEISURE EQUIPMENT & PRODUCTS--0.1%
     136   Polaris Industries, Inc.                                       6,331
                                                                  -------------

           LIFE SCIENCES TOOLS & SERVICES--2.6%
     474   Applera Corp. - Applied Biosystems Group                      15,125
     308   Charles River Laboratories International, Inc. (b)            17,879
     219   Covance, Inc. (b)                                             18,350
      73   Dionex Corp. (b)                                               5,710
     147   Invitrogen Corp. (b)                                          13,755
     319   Kendle International, Inc. (b)                                13,618
     231   Millipore Corp. (b)                                           16,193
     550   PAREXEL International Corp. (b)                               13,970
     642   PerkinElmer, Inc.                                             17,052
     600   Pharmaceutical Product Development, Inc.                      24,852
     111   Pharmanet Development Group, Inc. (b)                          2,648


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
     270   Techne Corp. (b)                                       $      19,580
     685   Thermo Fisher Scientific, Inc. (b)                            39,642
     105   Varian, Inc. (b)                                               5,348
                                                                  -------------
                                                                        223,722
                                                                  -------------
           MACHINERY--6.6%
     525   AGCO Corp. (b)                                                31,568
     238   Albany International Corp., Class A                            8,639
     222   Astec Industries, Inc. (b)                                     8,136
     497   Caterpillar, Inc.                                             40,694
     157   CLARCOR, Inc.                                                  6,588
     450   Crane Co.                                                     18,423
     333   Cummins, Inc.                                                 20,862
     205   Danaher Corp.                                                 15,994
     387   Deere & Co.                                                   32,535
     312   Donaldson Co., Inc.                                           13,584
     179   EnPro Industries, Inc. (b)                                     6,498
     301   Flowserve Corp.                                               37,351
     301   Gardner Denver, Inc. (b)                                      13,981
     167   Graco, Inc.                                                    6,915
     454   Harsco Corp.                                                  26,936
     349   Ingersoll-Rand Co. Ltd., Class A                              15,489
     279   Joy Global, Inc.                                              20,716
     195   Lincoln Electric Holdings, Inc.                               14,879
     140   Lindsay Corp.                                                 14,577
     763   Manitowoc (The) Co., Inc.                                     28,857
     337   Nordson Corp.                                                 19,893
     450   Parker Hannifin Corp.                                         35,933
     342   Robbins & Myers, Inc.                                         13,632
     300   SPX Corp.                                                     36,900
     374   Terex Corp. (b)                                               26,060
     163   Valmont Industries, Inc.                                      16,049
     835   Wabtec Corp.                                                  35,805
                                                                  -------------
                                                                        567,494
                                                                  -------------
           MARINE--0.2%
     252   Kirby Corp. (b)                                               13,820
                                                                  -------------
           MEDIA--1.7%
      65   Arbitron, Inc.                                                 3,110
   1,571   DIRECTV Group (The), Inc. (b)                                 38,709
     189   Getty Images, Inc. (b)                                         6,171
     458   John Wiley & Sons, Inc., Class A                              21,091
     353   Omnicom Group, Inc.                                           16,852
   2,899   Valassis Communications, Inc. (b)                             41,165
     590   Viacom, Inc., Class B (b)                                     22,680
                                                                  -------------
                                                                        149,778
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           METALS & MINING--3.1%
     276   AMCOL International Corp.                              $       8,197
     217   Century Aluminum Co. (b)                                      15,036
     262   Cleveland-Cliffs, Inc.                                        42,025
     840   Commercial Metals Co.                                         26,158
     324   Freeport-McMoRan Copper & Gold, Inc.                          36,855
     344   Newmont Mining Corp.                                          15,208
     575   Nucor Corp.                                                   43,412
     525   Reliance Steel & Aluminum Co.                                 31,910
     183   Steel Dynamics, Inc.                                           6,378
     307   United States Steel Corp.                                     47,262
                                                                  -------------
                                                                        272,441
                                                                  -------------
           MULTILINE RETAIL--0.3%
     456   Dollar Tree, Inc. (b)                                         14,410
      76   Sears Holdings Corp. (b)                                       7,494
                                                                  -------------
                                                                         21,904
                                                                  -------------
           OFFICE ELECTRONICS--0.2%
     378   Zebra Technologies Corp., Class A (b)                         13,892
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--8.5%
     322   Apache Corp.                                                  43,367
     289   Arch Coal, Inc.                                               16,577
     385   Bill Barrett Corp. (b)                                        19,801
     169   Cabot Oil & Gas Corp.                                          9,628
     844   Chesapeake Energy Corp.                                       43,635
     460   Cimarex Energy Co.                                            28,658
     102   ConocoPhillips                                                 8,787
     338   CONSOL Energy, Inc.                                           27,364
     881   Denbury Resources, Inc. (b)                                   26,923
     373   Devon Energy Corp.                                            42,298
     781   Encore Acquisition Co. (b)                                    35,637
     260   EOG Resources, Inc.                                           33,925
     184   Exxon Mobil Corp.                                             17,125
     442   Hess Corp.                                                    46,939
     474   Murphy Oil Corp.                                              42,821
     238   Newfield Exploration Co. (b)                                  14,461
     153   Peabody Energy Corp.                                           9,353
     195   Penn Virginia Corp.                                           10,238
     124   Petroleum Development Corp. (b)                                9,329
     827   PetroQuest Energy, Inc. (b)                                   17,185
     512   Pioneer Natural Resources Co.                                 29,558
     473   Plains Exploration & Production Co. (b)                       29,458
     861   Quicksilver Resources, Inc. (b)                               35,723
     614   Range Resources Corp.                                         40,757
     934   Southwestern Energy Co. (b)                                   39,518
     290   St. Mary Land & Exploration Co.                               12,679


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS (CONTINUED)
     148   Sunoco, Inc.                                           $       6,869
     199   World Fuel Services Corp.                                      4,887
     629   XTO Energy, Inc.                                              38,910
                                                                  -------------
                                                                        742,410
                                                                  -------------
           PAPER & FOREST PRODUCTS--0.0%
      50   Deltic Timber Corp.                                            2,638
                                                                  -------------
           PERSONAL PRODUCTS--1.3%
     918   Alberto-Culver Co.                                            23,106
     985   Avon Products, Inc.                                           38,435
     130   Chattem, Inc. (b)                                              9,084
     849   Estee Lauder (The) Cos., Inc., Class A                        38,723
     784   Mannatech, Inc.                                                5,120
                                                                  -------------
                                                                        114,468
                                                                  -------------
           PHARMACEUTICALS--2.2%
     424   Abbott Laboratories                                           22,366
     276   Allergan, Inc.                                                15,558
     484   Barr Pharmaceuticals, Inc. (b)                                24,311
     302   Eli Lilly and Co.                                             14,538
     389   Forest Laboratories, Inc. (b)                                 13,502
     360   Johnson & Johnson                                             24,152
     834   Perrigo Co.                                                   34,187
     287   Sciele Pharma, Inc. (b)                                        5,530
   1,328   Watson Pharmaceuticals, Inc. (b)                              41,222
                                                                  -------------
                                                                        195,366
                                                                  -------------
           REAL ESTATE INVESTMENT TRUSTS--0.5%
     691   Extra Space Storage, Inc.                                     11,630
     147   Potlatch Corp.                                                 6,587
     397   ProLogis                                                      24,856
                                                                  -------------
                                                                         43,073
                                                                  -------------
           REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
   1,080   CB Richard Ellis Group, Inc., Class A (b)                     24,970
     235   Jones Lang LaSalle, Inc.                                      18,238
                                                                  -------------
                                                                         43,208
                                                                  -------------
           ROAD & RAIL--1.4%
     338   Burlington Northern Santa Fe Corp.                            34,662
     196   Heartland Express, Inc.                                        3,032
     801   J.B. Hunt Transport Services, Inc.                            27,210
     627   Kansas City Southern (b)                                      28,265


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           ROAD & RAIL (CONTINUED)
     340   Knight Transportation, Inc.                            $       5,777
     214   Landstar System, Inc.                                         11,119
     451   Old Dominion Freight Line, Inc. (b)                           13,846
                                                                  -------------
                                                                        123,911
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
     798   Applied Materials, Inc.                                       14,891
     450   Cree, Inc. (b)                                                11,700
     330   MEMC Electronic Materials, Inc. (b)                           20,779
     245   Microsemi Corp. (b)                                            6,003
     586   Pericom Semiconductor Corp. (b)                                9,985
     328   Xilinx, Inc.                                                   8,125
                                                                  -------------
                                                                         71,483
                                                                  -------------
           SOFTWARE--3.1%
     304   ACI Worldwide, Inc. (b)                                        6,718
     921   Activision, Inc. (b)                                          24,913
     282   Ansoft Corp. (b)                                               9,351
     249   ANSYS, Inc. (b)                                               10,017
     230   Blackbaud, Inc.                                                5,403
     239   BMC Software, Inc. (b)                                         8,308
     277   Concur Technologies, Inc. (b)                                  9,180
     250   Epicor Software Corp. (b)                                      2,000
      52   Factset Research Systems, Inc.                                 3,122
     655   Informatica Corp. (b)                                         10,454
     288   Intuit, Inc. (b)                                               7,767
     737   Jack Henry & Associates, Inc.                                 19,368
     613   JDA Software Group, Inc. (b)                                  11,586
     380   McAfee, Inc. (b)                                              12,635
     332   MICROS Systems, Inc. (b)                                      11,836
     274   Microsoft Corp.                                                7,814
     796   Oracle Corp. (b)                                              16,597
     714   Phoenix Technologies Ltd. (b)                                  8,418
      93   Progress Software Corp. (b)                                    2,811
      94   Quality Systems, Inc.                                          3,019
     200   Radiant Systems, Inc. (b)                                      2,698
     222   SPSS, Inc. (b)                                                 9,377
     957   Sybase, Inc. (b)                                              28,156
     937   Symantec Corp. (b)                                            16,135
     438   Take-Two Interactive Software, Inc. (b)                       11,493
     800   Tyler Technologies, Inc. (b)                                  11,576
                                                                  -------------
                                                                        270,752
                                                                  -------------
           SPECIALTY RETAIL--5.2%
     319   Abercrombie & Fitch Co., Class A                              23,705
     369   Advance Auto Parts, Inc.                                      12,797
     928   Aeropostale, Inc. (b)                                         29,501
     137   AutoZone, Inc. (b)                                            16,543
     792   Bed Bath & Beyond, Inc. (b)                                   25,740
     564   Best Buy Co., Inc.                                            24,263
     936   CarMax, Inc. (b)                                              19,422


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   --------------------------------------------------     --------------

           COMMON STOCKS (CONTINUED)
           SPECIALTY RETAIL (CONTINUED)
     679   Dick's Sporting Goods, Inc. (b)                        $      19,419
     216   Dress Barn, Inc. (b)                                           2,907
     753   GameStop Corp., Class A (b)                                   41,446
   1,187   Gap (The), Inc.                                               22,102
     449   Guess?, Inc.                                                  17,188
     360   Gymboree (The) Corp. (b)                                      15,559
     339   Lowe's Cos., Inc.                                              8,539
     325   Midas, Inc. (b)                                                5,047
     212   O'Reilly Automotive, Inc. (b)                                  6,120
   1,050   Ross Stores, Inc.                                             35,165
     345   Stage Stores, Inc.                                             5,430
   1,409   Staples, Inc.                                                 30,575
   1,177   TJX (The) Cos., Inc.                                          37,923
     218   Tractor Supply Co. (b)                                         7,752
   1,003   Urban Outfitters, Inc. (b)                                    34,353
     250   Williams-Sonoma, Inc.                                          6,600
                                                                  -------------
                                                                        448,096
                                                                  -------------
           TEXTILES, APPAREL & LUXURY GOODS--1.6%
      80   Deckers Outdoor Corp. (b)                                     11,046
      92   Fossil, Inc. (b)                                               3,293
     862   Hanesbrands, Inc. (b)                                         30,187
     573   NIKE, Inc., Class B                                           38,276
     570   Quiksilver, Inc. (b)                                           5,546
     797   Warnaco Group (The), Inc. (b)                                 36,774
     385   Wolverine World Wide, Inc.                                    11,065
                                                                  -------------
                                                                        136,187
                                                                  -------------
           THRIFTS & MORTGAGE FINANCE--0.5%
   2,202   Hudson City Bancorp, Inc.                                     42,124
                                                                  -------------
           TOBACCO--0.1%
     143   UST, Inc.                                                      7,446
                                                                  -------------
           TRADING COMPANIES & DISTRIBUTORS--0.5%
     548   Fastenal Co.                                                  26,748
     298   MSC Industrial Direct Co., Class A                            14,530
                                                                  -------------
                                                                         41,278
                                                                  -------------
           WIRELESS TELECOMMUNICATION SERVICES--0.1%
     199   American Tower Corp., Class A (b)                              8,641
                                                                  -------------

           TOTAL COMMON STOCKS - 100.0%
           (Cost $8,057,794)                                          8,659,307

           MONEY MARKET--0.8%
  70,281   J.P. Morgan Institutional Treasury Money
              Market Fund - 1.47% (c)
           (Cost $70,281)                                                70,281
                                                                  -------------


              See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


           DESCRIPTION                                            VALUE
           --------------------------------------------------     --------------

           TOTAL INVESTMENTS--100.8%
           (Cost $8,128,075) (d)                                  $   8,729,588
           NET OTHER ASSETS AND LIABILITIES--(0.8%)                     (70,935)
                                                                  -------------

           NET ASSETS--100.0%                                     $   8,658,653
                                                                  =============




    (a) All percentages shown in the Portfolio of Investments are based on net assets.

    (b)  Non-income producing security.

    (c)  Represents annualized 7-day yield at April 30, 2008.

    (d) Aggregate cost for federal income tax and financial reporting purposes. As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $772,934 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $171,421.




              See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)


                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded AlphaDEX(TM) Fund (the "Trust") is an open-end management investment company that currently consists of sixteen AlphaDEX(TM) funds (each a "Fund" or collectively the "Funds"):

    First Trust Consumer Discretionary AlphaDEX(TM) Fund - (AMEX ticker "FXD") First Trust Consumer Staples AlphaDEX(TM) Fund - (AMEX ticker "FXG")
    First Trust Energy AlphaDEX(TM) Fund - (AMEX ticker "FXN")
    First Trust Financials AlphaDEX(TM) Fund - (AMEX ticker "FXO")
    First Trust Health Care AlphaDEX(TM) Fund - (AMEX ticker "FXH")
    First Trust Industrials/Producer Durables AlphaDEX(TM) Fund -
          (AMEX ticker "FXR")
    First Trust Materials AlphaDEX(TM) Fund - (AMEX ticker "FXZ")
    First Trust Technology AlphaDEX(TM) Fund - (AMEX ticker "FXL")
    First Trust Utilities AlphaDEX(TM) Fund - (AMEX ticker "FXU")
    First Trust Large Cap Core AlphaDEX(TM) Fund - (AMEX ticker "FEX")
    First Trust Mid Cap Core AlphaDEX(TM) Fund - (AMEX ticker "FNX")
    First Trust Small Cap Core AlphaDEX(TM) Fund - (AMEX ticker "FYX")
    First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund -
          (AMEX ticker "FTA")
    First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund -
          (AMEX ticker "FTC")
    First Trust Multi Cap Value AlphaDEX(TM) Fund - (AMEX ticker "FAB")
    First Trust Multi Cap Growth AlphaDEX(TM) Fund - (AMEX ticker "FAD")

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. ("NASDAQ(R)") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)


security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by a Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing a Fund's securities using fair value pricing will result in using prices for the securities that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of such index.


B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
ADDITIONAL INFORMATION
APRIL 30, 2008 (UNAUDITED)


Each of the First Trust Consumer Discretionary AlphaDEX(TM) Fund, First Trust Consumer Staples AlphaDEX(TM) Fund, First Trust Energy AlphaDEX(TM) Fund, First Trust Financials AlphaDEX(TM) Fund, First Trust Health Care AlphaDEX(TM) Fund, First Trust Industrials/ Producer Durables AlphaDEX(TM) Fund, First Trust Materials AlphaDEX(TM) Fund, First Trust Technology AlphaDEX(TM) Fund and First Trust Utilities AlphaDEX(TM) Fund are entitled to use an index and corresponding trademarks and trade names pursuant to sublicense arrangements by and among the Trust on behalf of each Fund, the American Stock Exchange LLC ("AMEX"), First Trust Advisors L.P. and First Trust Portfolios L.P. Each of the First Trust Large Cap Core AlphaDEX(TM) Fund, First Trust Mid Cap Core AlphaDEX(TM) Fund, First Trust Small Cap Core AlphaDEX(TM) Fund, First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund, First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund, First Trust Multi Cap Value AlphaDEX(TM) Fund and First Trust Multi Cap Growth AlphaDEX(TM) Fund are entitled to use an index and corresponding trademarks and trade names pursuant to sublicense arrangements by and among the Trust on behalf of each Fund, Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"), First Trust Advisors L.P. and First Trust Portfolios L.P. Each index is the exclusive property of AMEX or S&P, as applicable. Each Fund is not sponsored, endorsed, sold or promoted by S&P or AMEX, and neither AMEX nor S&P make any representation regarding the advisability of investing in any Fund.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Trust Exchange-Traded AlphaDEX(TM) Fund
               ------------------------------------------------

By:  /s/ James A. Bowen
     ---------------------------------------------------------------
     James A. Bowen,
     Chairman of the Board, President and Chief Executive Officer
     (principal executive officer)

Date:   June 26, 2008
        ---------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James A. Bowen
     ---------------------------------------------------------------
     James A. Bowen,
     Chairman of the Board, President and Chief Executive Officer
     (principal executive officer)


Date:   June 26, 2008
        ---------------------------------------------------------

By:  /s/ Mark R. Bradley
     ----------------------------------------------------------
     Mark R. Bradley,
     Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date:   June 26, 2008
        ---------------------------------------------------------